As filed with the Securities and Exchange Commission on June 19, 2000

                                              Registration No. 2-20786, 811-1704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             --------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

     Pre-effective Amendment No.____    Post-Effective Amendment No.____
                        (Check appropriate box or boxes)

                      Federated American Leaders Fund, Inc.
               (Exact name of registrant as specified in charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: 1-800-341-7400

                           John W. McGonigle, Esquire
                           Federated Investors Towers
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                             Robert J. Zutz, Esquire
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of capital stock.

It is proposed that this filing will become effective on July 19, 2000, pursuant to Rule 488.

No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                      FEDERATED AMERICAN LEADERS FUND, INC.

                 Contents of Registration Statement on Form N-14



This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Contents of Registration Statement

          o     Form N-14 Cross Reference Sheet

          o     Notice of Special Meeting

          o     Part A      -     Prospectus/Proxy Statement

          o     Part B      -     Statement of Additional Information

          o     Part C      -     Other Information

      Signature Page

      Exhibits

                      FEDERATED AMERICAN LEADERS FUND, INC.

                         Form N-14 Cross Reference Sheet

Part A Item No.                                   Prospectus/Proxy
and Caption                                       Statement Caption
-----------                                       -----------------

1.    Beginning of Registration Statement and     Cover Page
      Outside Front Cover Page of Prospectus

2.    Beginning and Outside Back Cover Page       Table of Contents
      of Prospectus

3.    Synopsis and Risk Factors                   Summary; Risk Factors

4.    Information about the Transaction           Information About the Reorganization

5.    Information about the Registrant            Information  About  the  Reorganization;
                                                  Risk  Factors;   Information  About  the
                                                  Federated  Funds and the IAI Funds;  See
                                                  also  the   Prospectus   for   Federated
                                                  American  Leaders Fund,  Inc., dated May
                                                  31,  2000,  previously  filed on  EDGAR,
                                                  Accession  Number   0000005352-00-000004
                                                  and the Annual Report to Shareholders of
                                                  Federated  American  Leaders Fund,  Inc.
                                                  for the  fiscal  year  ended  March  31,
                                                  2000,   previously   filed   on   EDGAR,
                                                  Accession Number 0000005352-00-0000003.

6.    Information about the Company Being         Information  About  the  Reorganization;
      Acquired                                    Risk  Factors;  See also the  Prospectus
                                                  for IAI  Growth  and  Income  Fund dated
                                                  July  30,  1999,   previously  filed  on
                                                  EDGAR,          Accession         Number
                                                  0000897101-99-000752,   and  the  Annual
                                                  Report to Shareholders of IAI Growth and
                                                  Income  Fund for the  fiscal  year ended
                                                  March  31,  2000,  previously  filed  on
                                                  EDGAR,          Accession         Number
                                                  0000897101-00-000601.

7.    Voting Information                          Voting Information

8.    Interest of Certain Persons and Experts     Not Applicable




9.    Additional Information Required for         Not Applicable
      Re-offering by Persons Deemed to be
      Underwriters


Part B Item No.                                   Statement of Additional
and Caption                                       Information Caption
-----------                                       -------------------

10.   Cover Page                                  Cover Page

11.   Table of Contents                           Not Applicable

12.   Additional Information about the            Statement of Additional  Information  of
      Registrant                                  Federated  American  Leaders Fund, Inc.,
                                                  dated May 31, 2000,  previously filed on
                                                  EDGAR,          Accession         Number
                                                  0000005352-00-000004   and  the   Annual
                                                  Report  to   Shareholders  of  Federated
                                                  American  Leaders  Fund,  Inc.  for  the
                                                  fiscal  year  ended   March  31,   2000,
                                                  previously  filed  on  EDGAR,  Accession
                                                  Number 0000005352-00-0000003.

13.   Additional Information about the            Annual  Report  to  Shareholders  of IAI
      Company Being Acquired                      Growth  and  Income  Fund for the fiscal
                                                  year ended  March 31,  2000,  previously
                                                  filed   on   EDGAR,   Accession   Number
                                                  0000897101-00-000601.

14.   Financial Statements                        Annual   Report   to   Shareholders   of
                                                  Federated  American  Leaders Fund,  Inc.
                                                  for the  fiscal  year  ended  March  31,
                                                  2000,   previously   filed   on   EDGAR,
                                                  Accession Number  0000005352-00-0000003;
                                                  Annual  Report  to  Shareholders  of IAI
                                                  Growth  and  Income  Fund for the fiscal
                                                  year ended  March 31,  2000,  previously
                                                  filed   on   EDGAR,   Accession   Number
                                                  0000897101-00-000601;      Pro     Forma
                                                  Financial   Statements  for  the  twelve
                                                  months ended March 31, 2000.

                                  IAI BOND FUND
                   (A SERIES OF IAI INVESTMENT FUNDS I, INC.)

                                 IAI GROWTH FUND
                   (A SERIES OF IAI INVESTMENT FUNDS II, INC.)

                             IAI INTERNATIONAL FUND
                  (A SERIES OF IAI INVESTMENT FUNDS III, INC.)

                                IAI REGIONAL FUND
                   (A SERIES OF IAI INVESTMENT FUNDS IV, INC.)

                                IAI BALANCED FUND
                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                             IAI MIDCAP GROWTH FUND
                              IAI MONEY MARKET FUND
                (EACH A SERIES OF IAI INVESTMENT FUNDS VI, INC.)

                           IAI GROWTH AND INCOME FUND*
                  (A SERIES OF IAI INVESTMENT FUNDS VII, INC.)

                           IAI LONG TERM GROWTH FUND1
                  (A SERIES OF IAI INVESTMENT FUNDS VIII, INC.)

                             601 SECOND AVENUE SOUTH
                                   SUITE 3600
                          MINNEAPOLIS, MINNESOTA 55402

Dear Shareholder:

         The Board of Directors of the mutual funds managed by Investment Advisers, Inc. (collectively, the "IAI Funds") is pleased to submit for your vote a proposal to reorganize the above-listed IAI Funds into a comparable mutual fund advised by a subsidiary of Federated Investors, Inc. (each, a "Federated Fund"). The Board of the IAI Funds and the management of Investment Advisers, Inc. ("IAI") believe this reorganization is in the best interests of IAI Fund shareholders. As a result of the reorganization, IAI Fund shareholders would receive shares of a mutual fund managed and serviced by subsidiaries of Federated Investors, Inc. ("Federated Investors"). Federated Investors was

----------------------

* Formerly, IAI Value Fund. On June 12, 2000 the Board of Directors of the IAI Funds approved the Fund's new name and amendments to the Fund's non-fundamental investment policies.

established in 1955 and is one of the largest mutual fund investment managers in the United States. It advises 175 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of March 31, 2000, and maintains
1.3 million shareholder accounts. This reorganization is being proposed in conjunction with the sale by IAI of its mutual fund advisory business to Federated. On June [16], 2000, IAI and Federated reached a definitive agreement covering such sale.

         The Board considered various factors in reviewing this proposal on behalf of IAI Fund shareholders, including the following: First, the Board considered the fact that the Federated Funds have investment objectives and policies substantially similar to those of corresponding IAI Funds. Second, because the Federated Funds have a larger asset base, the Board believes the reorganization may provide shareholders the benefit of economies of scale, increased diversification, more efficient execution of portfolio transactions, and improved services to shareholders. Third, you will not pay a sales charge to become a shareholder of the Federated Funds nor will you have to pay any front-end sales charges in the future if you wish to exchange into or purchase shares of any other Federated mutual fund, assuming you meet that fund's minimum investment requirements.+ Fourth, the reorganization is expected to be tax-free; you will pay no federal income tax as a result of the Reorganization. And finally, the Board considered that the historical performance of the respective Federated Funds generally compares favorably to that of the corresponding IAI Funds, and the expense ratios after voluntary fee waivers of the Federated Funds are within industry norms.

         If the proposal is approved, each Federated Fund would acquire all of the assets of an IAI Fund that has substantially similar investment objectives, policies, and strategies, and Federated Fund shares would be distributed PRO RATA to you in complete liquidation of the IAI Fund. In order to exchange your IAI Fund shares for Federated Fund shares, the Board of Directors of the IAI

----------------

+ IAI Money Market Fund will be reorganized into Automated Cash Management Trust ("ACMT"), which has a $25,000 minimum investment requirement. This minimum investment requirement will be waived for IAI Fund shareholders in connection with the reorganization and any subsequent purchases or exchanges into ACMT.

Funds submits for your approval an Agreement and Plan of Reorganization and Termination ("Plan") that relates to your IAI Fund. Please note that in the case of IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund and IAI Money Market Fund, all of which are series of IAI Investment Funds VI, Inc. ("IAI VI"), a vote in favor of the Plan also will be considered a vote in favor of an amendment to the Articles of Incorporation of IAI VI required to effect the reorganization.

         Your vote on the transaction is critical to its success. The reorganization of your IAI Fund will occur only if approved by a majority of the outstanding shares on the record date of your IAI Fund voted in person or represented by proxy. Whether or not you plan to attend the meeting, please vote your shares by telephone or by the Internet or by mail. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE IAI FUND, YOU WILL RECEIVE MORE THAN ONE [PROSPECTUS/PROXY STATEMENT][PROXY CARD] AND WILL NEED TO VOTE YOUR SHARES OF EACH FUND. Following this letter is a Q&A summarizing the reorganization and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

         THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH IAI FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

         Thank you for your prompt attention and participation.

                                   Sincerely,

                                   /s/
                                   ---------------------------
                                   J. Peter Thomson
                                   Chairman of the Board

                                   Sincerely,

                                   /s/
                                   ---------------------------
                                   Keith Wirtz
                                   President

                            IAI FUNDS/FEDERATED FUNDS
                                    PROXY Q&A

THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.


WHY IS THIS REORGANIZATION TAKING PLACE?

Over the past several months, IAI management has given extensive consideration to our company's ability to remain competitive in an environment where scale is becoming more and more important. IAI and the Board of Directors believe that larger mutual fund companies will be in the best position to offer excellent products and services in the years ahead, as the mutual fund industry matures.

Management concluded that Federated Investors, with $125 billion of assets under management across a broad product line, is in a good position to provide the high-quality investment management and related services that our shareholders deserve. Thus, the reorganization is being proposed in conjunction with the sale by IAI of its mutual fund advisory business to Federated. On June 16, 2000, IAI and Federated reached a definitive agreement covering such sale.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

The reorganization is scheduled to be effective in mid-September. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the corresponding Federated Fund.

WHAT DO I HAVE TO DO TO BECOME A SHAREHOLDER IN THE FEDERATED FUNDS?

Shareholders are being asked to approve this reorganization through voting at the Special Meeting of Shareholders, which is scheduled to occur in September. YOUR VOTE IS VERY IMPORTANT. You have the flexibility to cast your vote either by phone, Internet or mail.

Upon shareholder approval of the reorganization, shareholders' accounts will automatically be transferred to the corresponding Federated Fund.

WHAT WILL HAPPEN TO MY IAI ACCOUNT?

After the reorganization, shareholders will be assigned a new account at Federated and then IAI accounts will be closed. This process will occur automatically, with no action required by you.

WILL ALL OF MY CURRENT ACCOUNT OPTIONS SUCH AS SYSTEMATIC PURCHASES AND WITHDRAWAL PLANS TRANSFER OVER TO FEDERATED?

Various types of account servicing features will transfer automatically to new Federated accounts. Shortly after the reorganization, shareholders will receive information that further describes these options, along with Federated's diversified product line and world-class shareholder services.

WHAT BENEFITS WILL I HAVE AS A FEDERATED SHAREHOLDER?

With over 45 years of investment management experience, Federated has made a significant commitment to the development of superior portfolio management strategies and world-class shareholder services. Federated has a diversified product line, strong performance history and competitive fund expenses. Shareholders of record at the time of the reorganization will be allowed to exchange into or purchase the shares of any Federated mutual fund in the future without paying any front-end sales charge, assuming shareholders meet the Federated Fund's minimum investment requirement.++

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

This reorganization is expected to be a TAX-FREE event. Shareholders will not incur capital gains or losses on the conversion from IAI Fund shares into Federated Fund shares as a result of this reorganization. Furthermore, the cost basis on each investment will remain the same.

Shareholders will incur capital gains or losses if they sell their IAI Fund before the reorganization becomes effective or sell/exchange their Federated Fund after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic distributions that occur prior to the reorganization. Please note that retirement accounts are exempt from such tax issues.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION?

Contact IAI at 1-800-945-3863.

WHERE CAN I GET MORE INFORMATION ABOUT THE FEDERATED FUNDS?

Visit Federated's website at www.federatedinvestors.com or call Federated Investors at 1-800-[341-7400]. Additionally, we encourage you to contact your financial advisor.






------------------

++ IAI Money Market Fund will be reorganized into Automated Cash Management Trust ("ACMT"), which has a $25,000 minimum investment requirement. This minimum investment requirement will be waived for IAI Fund shareholders in connection with the reorganization and any subsequent purchases or exchanges into ACMT.

                                  IAI BOND FUND
                   (A SERIES OF IAI INVESTMENT FUNDS I, INC.)

                                 IAI GROWTH FUND
                   (A SERIES OF IAI INVESTMENT FUNDS II, INC.)

                             IAI INTERNATIONAL FUND
                  (A SERIES OF IAI INVESTMENT FUNDS III, INC.)

                                IAI REGIONAL FUND
                   (A SERIES OF IAI INVESTMENT FUNDS IV, INC.)

                                IAI BALANCED FUND
                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                             IAI MIDCAP GROWTH FUND
                              IAI MONEY MARKET FUND
                (EACH A SERIES OF IAI INVESTMENT FUNDS VI, INC.)

                           IAI GROWTH AND INCOME FUND
                  (A SERIES OF IAI INVESTMENT FUNDS VII, INC.)

                            IAI LONG TERM GROWTH FUND
                 (A SERIES OF IAI INVESTMENT FUNDS VIII, INC.)

                             601 SECOND AVENUE SOUTH
                                   SUITE 3600
                          MINNEAPOLIS, MINNESOTA 55402

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

         A Special Meeting of Shareholders of each of the IAI Funds listed above (each an "IAI Fund") will be held on September 8, 2000, at 1 p.m., Central Time at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402, for the following purposes:

1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("PLAN")+++ BETWEEN EACH IAI FUND AND A COMPARABLE MUTUAL FUND MANAGED BY A SUBSIDIARY OF FEDERATED INVESTORS, INC. (EACH A "FEDERATED FUND"), WHEREBY THE

-------------------
+++ Please note there are separate plans of reorganization, which are substantially similar. For example, IAI Investment Funds VI, Inc. (on behalf of IAI Capital Appreciation Fund, IAI Emerging Growth Fund and IAI Midcap Growth
Fund), IAI Investment Funds IV, Inc. (on behalf of IAI Regional Fund), IAI Investment Funds VIII, Inc. (on behalf of IAI Long Term Growth Fund) and IAI Investment Funds II, Inc. (on behalf of IAI Growth Fund) has contracted with Federated Equity Funds, on behalf of Federated Aggressive Growth Fund, Federated Large Cap Growth Fund, Federated Growth Strategies Fund, and Federated Capital Appreciation Fund. For convenience purposes, only one Plan is referred to in this combined prospectus/proxy statement, and each separate reorganization of an

FEDERATED FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE IAI FUND IN EXCHANGE SOLELY FOR THE FEDERATED FUND'S SHARES, TO BE DISTRIBUTED PRO RATA BY THE IAI FUND TO THE HOLDERS OF ITS SHARES, IN COMPLETE LIQUIDATION OF THE IAI FUND. IN THE CASE OF IAI BALANCED FUND, IAI CAPITAL APPRECIATION FUND, IAI EMERGING GROWTH FUND, IAI MIDCAP GROWTH FUND AND IAI MONEY MARKET FUND, ALL OF WHICH ARE SERIES OF IAI INVESTMENT FUNDS VI, INC. ("IAI VI"), A VOTE IN FAVOR OF THE PLAN ALSO WILL BE CONSIDERED A VOTE IN FAVOR OF AN AMENDMENT TO THE ARTICLES OF INCORPORATION OF IAI VI REQUIRED TO EFFECT THE REORGANIZATION.

2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

Dated:  [July 20,] 2000                  By Order of the Board of Directors,


                                         /s/
                                         ---------------------------
                                         Michael J. Radmer
                                         Secretary

         Shareholders of record at the close of business on July 14, 2000 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please vote your shares by returning the proxy card by mail, or by voting by telephone or the internet. Your vote is important.

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.


--------------------------------------------------------------------------------
IAI Fund into a Federated Fund is referred to as "the Reorganization." A form of the Plan is attached as Exhibit 1.

                               FEDERATED BOND FUND
                                (CLASS A SHARES)
              (A SERIES OF FEDERATED INVESTMENT SERIES FUNDS, INC.)

                        FEDERATED AGGRESSIVE GROWTH FUND
                       FEDERATED CAPITAL APPRECIATION FUND
                        FEDERATED GROWTH STRATEGIES FUND
                         FEDERATED LARGE CAP GROWTH FUND
                                (CLASS A SHARES)
                    (EACH A SERIES OF FEDERATED EQUITY FUNDS)

                       FEDERATED INTERNATIONAL EQUITY FUND
                                (CLASS A SHARES)
               (A SERIES OF FEDERATED INTERNATIONAL SERIES, INC.)

                       FEDERATED STOCK AND BOND FUND, INC.
                                (CLASS A SHARES)
                         AUTOMATED CASH MANAGEMENT TRUST
                         (INSTITUTIONAL SERVICE SHARES)
                  (A SERIES OF MONEY MARKET OBLIGATIONS TRUST)

                      FEDERATED AMERICAN LEADERS FUND, INC.
                                (CLASS A SHARES)
                              5800 CORPORATE DRIVE
                            PITTSBURGH, PA 15237-7000
                                 1-800-341-7400

                            TO ACQUIRE THE ASSETS OF:

                                  THE IAI FUNDS
                             601 SECOND AVENUE SOUTH
                                   SUITE 3600
                          MINNEAPOLIS, MINNESOTA 55402
                                 1-800-945-3863

                           PROSPECTUS/PROXY STATEMENT
                                 [JULY 20], 2000

      This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization and Termination (the "Plan") related to your fund pursuant to which you would receive shares of a mutual fund advised by a subsidiary of Federated Investors, Inc. (each a "Federated Fund") in exchange for the shares of the fund you currently own, which is advised by Investment Advisers, Inc. (each an "IAI Fund"). Each Federated Fund and each IAI Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your IAI Fund, the Federated Fund would acquire all of the assets of an IAI Fund that has substantially similar investment objectives and investment policies and strategies, and Federated Fund shares would be distributed PRO RATA by each IAI Fund to the holders of its shares, in complete liquidation of the IAI Fund. As a result of the Plan, each IAI Fund shareholder would become the owner of the Federated Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the IAI Fund. For the name of the Federated Fund into which your IAI Fund would be reorganized, see "Summary - About the Proposed Reorganization." For a comparison of the investment policies of the IAI Fund and the Federated Fund into which your IAI Fund would be reorganized, see "Summary - Comparison of Investment Objectives, Policies and Strategies of the IAI Funds and Federated Funds." In the case of IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund and IAI Money Market Fund, all of which are series of IAI Investment Funds VI, Inc. ("IAI VI"), a vote in favor of the Plan will be considered a vote in favor of an amendment to the Articles of Incorporation of IAI VI required to effect the reorganization.**

--------------------------------------------------------------------------------
      THE BOARD OF DIRECTORS OF THE IAI FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.
--------------------------------------------------------------------------------

         You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Federated Fund that a

-------------------
** Please note there are separate plans of reorganization, which are substantially similar. For example, IAI Investment Funds VI, Inc. (on behalf of IAI Capital Appreciation Fund, IAI Emerging Growth Fund and IAI Midcap Growth
Fund), IAI Investment Funds IV, Inc. (on behalf of IAI Regional Fund), IAI Investment Funds VIII, Inc. (on behalf of IAI Long Term Growth Fund) and IAI Investment Funds II, Inc. (on behalf of IAI Growth Fund) has contracted with Federated Equity Funds, on behalf of Federated Aggressive Growth Fund, Federated Large Cap Growth Fund, Federated Growth Strategies Fund, and Federated Capital Appreciation Fund. For convenience purposes, only one Plan is referred to in this combined prospectus/proxy statement, and each separate reorganization of an IAI Fund into a Federated Fund is referred to as "the Reorganization." A Form of the Plan is attached as Exhibit 1.

prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund into which your IAI Fund would be reorganized, and that fund's Annual Report to Shareholders, which are incorporated herein by reference. Statements of Additional Information for each Federated Fund (one relating to the Federated Fund's Prospectus and a second one relating to this Prospectus/Proxy Statement) all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Federated Fund at the address and telephone number shown above.

      This Prospectus/Proxy Statement was first mailed to shareholders the week of [July ___, 2000].

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SUMMARY......................................................................1

   About the Proposed Reorganization.........................................1

   Comparative Fee Tables....................................................3

   Comparison of Investment Objectives, Policies and Strategies
   of the IAI Funds and Federated Funds.....................................16

      Comparison of Investment Objectives...................................16
      Comparison of Investment Policies and Strategies......................17

   Comparison of Potential Risks and Rewards:  Performance Information......29

   Risk/Return Bar Chart and Table..........................................29

   Average Annual Total Return Tables.......................................40

   Comparison of Operations.................................................45

      Investment Advisory Agreements........................................45
      Administrative and Shareholder Services...............................46
      Distribution Services.................................................47
      Purchase, Exchange and Redemption Procedures..........................49
      Dividends and Other Distributions.....................................53

   Tax Consequences.........................................................54

RISK FACTORS................................................................54

INFORMATION ABOUT THE REORGANIZATION........................................68

   Agreement Between IAI and Federated Investors
   for Sale of Mutual Fund Advisory Business................................__

   Considerations by the Board of Directors of the IAI Funds................68

   Description of the Plan of Reorganization................................72

   Description of Federated Fund Shares.....................................73

   Federal Income Tax Consequences..........................................73

   Comparative Information on Shareholder Rights and Obligations............75

   Capitalization...........................................................__

INFORMATION ABOUT THE FEDERATED FUNDS AND THE IAI FUNDS.....................80

   Federated Funds..........................................................80

   IAI Funds................................................................81

VOTING INFORMATION..........................................................82

   Outstanding Shares and Voting Requirements...............................83

   Other Matters............................................................85

   Board Recommendation.....................................................86

FORM OF AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A....................87

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Federated Fund, the Prospectus and Statement of Additional Information of each IAI Fund, and the Plan, a form of which is attached to this Prospectus/Proxy Statement as EXHIBIT A.

ABOUT THE PROPOSED REORGANIZATION

         The Board of Directors of each corporation of which an IAI Fund is a series has voted to recommend approval of the Plan to shareholders of each IAI Fund. Under the Plan, each Federated Fund would acquire all of the assets of the corresponding IAI Fund in exchange for the Federated Fund's shares to be distributed PRO RATA by the IAI Fund to its shareholders in complete liquidation and dissolution of the IAI Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of an IAI Fund will become the owner of a Federated Fund's shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the IAI Fund on the date of the Reorganization.

         As a condition to the Reorganization, the Federated Fund and the IAI Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Federated Fund nor the IAI Fund nor the shareholders of the IAI Fund will recognize any gain or loss. The tax basis of the Federated Fund's shares received by IAI Fund shareholders will be the same as the tax basis of their shares in the IAI Fund. After the acquisition is completed, each IAI Fund will be dissolved.

         In the case of IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund and IAI Money Market Fund, all of which are series of IAI Investment Funds VI, Inc. ("IAI VI"), a vote in favor of the Plan will be considered a vote in favor of an amendment to the Articles of

Incorporation of IAI VI required to effect the reorganization. This amendment is necessary under Minnesota law in order to bind the shareholders of these five IAI Funds. The amendment is attached to the form of Plan attached as Exhibit A to this Prospectus/Proxy Statement.

         The following chart shows the Federated Fund into which each IAI Fund would be reorganized if the Reorganization is approved. The chart is arranged alphabetically according to the name of the IAI Fund.

-------------------------------------------------------------------------------------------------------
      IAI Balanced Fund             Would be reorganized into     Federated Stock and Bond Fund, Inc.
 (a series of IAI Investment                                               (Class A Shares)
       Funds VI, Inc.)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        IAI Bond Fund               Would be reorganized into             Federated Bond Fund
 (a series of IAI Investment                                               (Class A shares)
       Funds I, Inc.)                                              (a series of Federated Investment
                                                                          Series Funds, Inc.)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
IAI Capital Appreciation Fund       Would be reorganized into      Federated Aggressive Growth Fund
  IAI Emerging Growth Fund                                                 (Class A Shares)
    (each a series of IAI                                        (a series of Federated Equity Funds)
 Investment Funds VI, Inc.)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
       IAI Growth Fund              Would be reorganized into       Federated Large Cap Growth Fund
 (a series of IAI Investment                                               (Class A Shares)
       Funds II, Inc.)                                           (a series of Federated Equity Funds)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 IAI Growth and Income Fund         Would be reorganized into    Federated American Leaders Fund, Inc.
 (a series of IAI Investment                                               (Class A Shares)
      Funds VII, Inc.)
-------------------------------------------------------------------------------------------------------
   IAI International Fund           Would be reorganized into     Federated International Equity Fund
 (a series of IAI Investment                                               (Class A Shares)
      Funds III, Inc.)                                           (a series of Federated International
                                                                             Series Inc.)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  IAI Long Term Growth Fund         Would be reorganized into      Federated Aggressive Growth Fund
 (a series of IAI Investment                                               (Class A Shares)
      Funds VIII, Inc.)                                          (a series of Federated Equity Funds)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


                                                  2

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
   IAI Midcap Growth Fund           Would be reorganized into              Federated Growth
 (a series of IAI Investment                                                Strategies Fund
       Funds VI, Inc.)                                                     (Class A Shares)
                                                                 (a series of Federated Equity Funds)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    IAI Money Market Fund           Would be reorganized into       Automated Cash Management Trust
 (a series of IAI Investment                                        (Institutional Service Shares)
       Funds VI, Inc.)                                           (a series of Money Market Obligations
                                                                                Trust)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
      IAI Regional Fund             Would be reorganized into     Federated Capital Appreciation Fund
 (a series of IAI Investment                                               (Class A Shares)
       Funds IV, Inc.)                                           (a series of Federated Equity Funds)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


COMPARATIVE FEE TABLES

      The IAI Funds, like all mutual funds, incur certain expenses in their operations and as a shareholder of an IAI Fund, you pay these expenses indirectly. The Federated Funds also incur expenses in their operations. The expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison services and distribution services, and other activities. The following tables compare the expenses paid by the IAI Funds with the expenses that you will incur indirectly as a shareholder of the Federated Fund into which your shares will be exchanged. The tables also include any shareholder fees which are paid directly from your investment. YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE FEDERATED FUND IN EXCHANGE FOR SHARES OF THE IAI FUND YOU CURRENTLY OWN, NOR WILL YOU BE CHARGED A FRONT-END SALES LOAD IF YOU WISH TO EXCHANGE OR PURCHASE THE SHARES OF ANY OTHER FEDERATED MUTUAL FUND, ASSUMING YOU MEET THAT FUND'S MINIMUM INVESTMENT REQUIREMENTS. Federated has agreed to waive the initial investment minimum of $25,000 for Automated Cash Management Trust in connection with the Reorganization and any subsequent purchases or exchanges into that Fund by IAI Fund shareholders.

This table describes the fees and expenses of Federated Aggressive Growth Fund Class A Shares for its most recent fiscal year end as well as on a pro forma basis giving effect to the Reorganization, and the fees and expenses of IAI Emerging Growth Fund, IAI Long Term Growth Fund, and IAI Capital Appreciation Fund for each Fund's most recent fiscal year end.

                                                                        Federated               IAI
                                                                        Aggressive   IAI        Long    IAI            Federated
                                                                        Growth       Emerging   Term    Capital        Pro Forma
                                                                        Fund         Growth     Growth  Appreciation   Estimated
                                                                        (Class A)    Fund       Fund    Fund           Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price).............................None2        None       None    None           None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................1.00%3       1.25%      1.25%   1.40%          1.00%
Distribution (12b-1) Fee................................................0.25%4       None       None    None           0.25%
Shareholder Services Fee................................................0.25%        None       None    None           0.25%
Other Expenses..........................................................1.25%        None       None    None           0.50%
Total Annual Fund Operating Expenses....................................2.75%1       1.25%      1.25%   1.40%          2.00%
----------------------------------------------------------------------------------------------------------------------------

-------------------
1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended October 31, 1999.

Total Waivers of Fund Expenses..........................................0.99%
Total Actual Annual Fund Operating Expenses (after waivers).............1.76%

2 The Fund's Class A shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

3 The Fund's adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 1999.

4 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1999. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2000.

This table describes the fees and expenses of Federated American Leaders Fund, Inc. Class A Shares for its most recent fiscal year end as well as on a pro forma basis giving effect to the Reorganization, and the fees and expenses of IAI Growth and Income Fund Shares for its most recent fiscal year end.

                                                                        Federated           IAI              Federated
                                                                        American            Growth           Pro Forma
                                                                        Leaders Fund,       and Income       Estimated
                                                                        Inc. (Class A)      Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price)...............................None1               None             None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.65%               1.25%            0.65%
Distribution (12b-1) Fee................................................None                None             None
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.26%               None             0.26%
Total Annual Fund Operating Expenses....................................1.16%               1.25%            1.16%

----------------------------------------------------------------------------------------------------------------------

1 The Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

This table describes the fees and expenses of Automated Cash Management Trust Institutional Service Shares for its most recent fiscal year end as well as on a PRO forma basis giving effect to the Reorganization, and the fees and expenses of the IAI Money Market Fund Shares for its most recent fiscal year end.

                                                                        Federated
                                                                        Automated
                                                                        Cash
                                                                        Management          IAI              Federated
                                                                        Trust (Institu-     Money            Pro Forma
                                                                        tional Service      Market           Estimated
                                                                        Shares)             Fund             Combined

SHAREHOLDER FEES........................................................None                None             None
Fees Paid Directly From Your Investment

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.50%2              0.60%            0.50%
Distribution (12b-1) Fee................................................None                None             None
Shareholder Services Fee................................................0.25%3              None             0.25%
Other Expenses..........................................................0.16%               None             0.16%
Total Annual Fund Operating Expenses....................................0.91%1              0.60%            0.91%

----------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Fund's adviser and shareholder services provider waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended July 31, 1999.

Total Waivers of Fund Expenses..........................................  0.32%
Total Actual Annual Fund Operating Expenses (after waivers).............  0.59%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Services Shares (after voluntary waiver) was 0.19% for the fiscal year ended July 31, 1999.

3 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Services Shares (after the voluntary waiver) was 0.24% for the fiscal year ended July 31, 1999.

This table describes the fees and expenses of Federated Bond Fund Class A Shares for its most recent fiscal year end as well as on a PRO FORMA basis giving effect to the Reorganization, and the fees and expenses of IAI Bond Fund Shares for its most recent fiscal year end.

                                                                                                             Federated
                                                                        Federated           IAI              Pro Forma
                                                                        Bond Fund           Bond             Estimated
                                                                        (Class A)           Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None2               None             None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.75%3              1.10%6           0.75%
Distribution (12b-1) Fee................................................0.25%4              None             0.25%
Shareholder Services Fee................................................0.25%5              None             0.25%
Other Expenses..........................................................0.22%               None             0.22%
Total Annual Fund Operating Expenses....................................1.47%1              1.10%6           1.47%1

----------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Fund's adviser, distributor and shareholder services provider waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended October 31, 1999.

Total Waivers of Fund Expenses..........................................  0.41%
Total Actual Annual Fund Operating Expenses (after waivers).............  1.06%

2 The Fund's Class A Shares typically have a maximum sales charge of 4.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another fund in the Federated mutual fund.

3 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended
October 31, 1999. 4 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1999. The Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2000.

5 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20% for the fiscal year ended October 31, 1999.

6 Actual management fees and total Fund operating expenses were 1.07% for the fiscal year ended November 30, 1999 as a result of fee waivers by IAI. IAI will limit its management fee to 0.90% of average daily net assets through March 31, 2001. Although it has no current intention of doing so, IAI may discontinue this limitation at any time after March 31, 2001, upon 30 days written notice to shareholders.

This table describes the fees and expenses of Federated Capital Appreciation Fund Class A Shares for its most recent fiscal year end as well as on a PRO FORMA basis after giving effect to the Reorganization, and the fees and expenses of IAI Regional Fund Shares for its most recent fiscal year end.

                                                                        Federated
                                                                        Capital                              Federated
                                                                        Appreciation        IAI              Pro Forma
                                                                        Fund                Regional         Estimated
                                                                        (Class A)           Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly from Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None2               None             None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.75%               1.25%            0.75%
Distribution (12b-1) Fee................................................0.25%3              None             0.25%
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.27%               None             0.27%
Total Annual Fund Operating Expenses....................................1.52%1              1.25%            1.52%

----------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the distributor waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended October 31, 1999.

Total Waivers of Fund Expenses..........................................  0.25%
Total Actual Annual Fund Operating Expenses (after waivers).............  1.27%

2 The Fund's Class A Shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

3 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 1999. The Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2000.

This table describes the fees and expenses of Federated Growth Strategies Fund Class A Shares for its most recent fiscal year end as well as on a pro forma basis after giving effect to the Reorganization, and the fees and expenses of IAI Midcap Growth Fund Shares for its most recent fiscal year end.


                                                                        Federated
                                                                        Growth              IAI              Federated
                                                                        Strategies          Midcap           Pro Forma
                                                                        Fund                Growth           Estimated
                                                                        (Class A)           Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None1               None             None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.75%               1.25%            0.75%
Distribution (12b-1) Fee................................................None                None             None
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.24%               None             0.24%
Total Annual Fund Operating Expenses....................................1.24%               1.25%            1.24%

----------------------------------------------------------------------------------------------------------------------

1 The Fund's Class A shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

This table describes the fees and expenses of Federated International Equity Fund Class A Shares for its most recent fiscal year end as well as on a PRO FORMA basis after giving effect to the Reorganization, and the fees and expenses of IAI International Fund Shares for its most recent fiscal year end.

                                                                        Federated                            Federated
                                                                        International       IAI              Pro Forma
                                                                        Equity Fund         International    Estimated
                                                                        (Class A)           Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None1               None             None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................1.00%               1.70%            1.00%
Distribution (12b-1) Fee................................................None                None             None
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.42%               0.07%2           0.42%
Total Annual Fund Operating Expenses....................................1.67%               1.77%            1.67%

----------------------------------------------------------------------------------------------------------------------

1 The Fund's Class A shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

2  "Other expenses" consist solely of interest expense.

This table describes the fees and expenses of Federated Large Cap Growth Fund Class A Shares for its most recent fiscal year end as well as on a PRO FORMA basis after giving effect to the Reorganization, and the fees and expenses of IAI Growth Fund Shares for its most recent fiscal year end.

                                                                        Federated                            Federated
                                                                        Large Cap           IAI              Pro Forma
                                                                        Growth Fund         Growth           Estimated
                                                                        (Class A)           Fund             Combined

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None2               None             None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.75%3              1.25%            0.75%
Distribution (12b-1) Fee................................................0.25%4              None             0.25%
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.59%               None             0.59%
Total Annual Fund Operating Expenses....................................1.84%1              1.25%            1.84%

----------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended October 31, 1999.

Total Waivers of Fund Expenses..........................................  0.64%
Total Actual Annual Fund Operating Expenses (after waivers).............  1.20%

2 The Fund's Class A shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

3 The Fund's adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the year ended October 31, 1999.

4 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1999. The Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2000.

This table describes the fees and expenses of Federated Stock and Bond Fund, Inc. Class A Shares for its most recent fiscal year end as well as on a PRO FORMA basis after giving effect to the Reorganization, and the fees and expenses of IAI Balanced Fund Shares for its most recent fiscal year end.


                                                                        Federated                            Federated
                                                                        Stock and           IAI              Pro Forma
                                                                        Bond Fund,          Balanced         Estimated
                                                                        Inc. (Class A)      Fund             Combined
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)...................................None2               None             None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That are Deducted From Fund Assets
  (as a percentage of average net assets)

Management Fee..........................................................0.73%               1.25%            0.73%
Distribution (12b-1) Fee................................................0.25%3              None             0.25%
Shareholder Services Fee................................................0.25%               None             0.25%
Other Expenses..........................................................0.27%               0.01%4           0.27%
Total Annual Fund Operating Expenses....................................1.50%1              1.26%            1.50%

----------------------------------------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Fund's distributor waived certain amounts. These waivers are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended October 31, 1999.

Total Waivers of Fund Expenses..........................................  0.25%
Total Actual Annual Fund Operating Expenses (after waivers).............  1.25%

2 The Fund's Class A shares typically have a maximum sales charge of 5.50%. However, you will not be charged a sales charge when receiving your Federated Fund shares in connection with the Reorganization nor will you be charged a sales charge if you decide to exchange your shares of the Federated Fund for another Federated mutual fund.

3 The Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1999. The Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 31, 2000.

4  "Other expenses" consist solely of interest expense.

EXAMPLES

         The following Examples are intended to help you compare the cost of investing in the IAI Fund whose shares you currently own with the cost of investing in the Federated Fund into which your IAI Fund will be reorganized if the proposed Reorganization is approved.

The Examples assume that you invest $10,000 in each fund for the time periods indicated and then redeem all of your Shares at the end of those periods. Each Example assumes that you invest $10,000 in the Federated Fund after the transfer of assets from the IAI Fund into the Federated Fund. Each Example assumes that your investment has a 5% return each year and that the Federated Fund, IAI Fund and each estimated PRO FORMA Combined operating expenses are BEFORE WAIVERS as shown above in the table and remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated American Leaders Fund, Inc.........       $118        $368        $638       $1,409
IAI Growth and Income Fund...................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $118        $368        $638       $1,409

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Automated Cash Management Trust..............       $93         $290        $504       $1,120
IAI Money Market Fund........................       $61         $192        $335       $750
Pro Forma Combined...........................       $93         $290        $504       $1,120

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Bond Fund..........................       $150        $465        $803       $1,757
IAI Bond Fund................................       $112        $350        $606       $1,340
Pro Forma Combined...........................       $150        $465        $803       $1,757

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Capital Appreciation Fund..........       $155        $480        $829       $1,813
IAI Regional Fund............................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $155        $480        $829       $1,813

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Growth Strategies Fund.............       $126        $393        $681       $1,500
IAI Midcap Growth Fund.......................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $126        $393        $681       $1,500


                                       13


                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated International Equity Fund..........       $170        $526        $907       $1,976
IAI International Fund.......................       $180        $557        $959       $2,084
Pro Forma Combined...........................       $170        $526        $907       $1,976

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Large Cap Growth Fund..............       $187        $579        $996       $2,159
IAI Growth Fund..............................       $128        $400        $692       $1,523
Pro Forma Combined...........................       $187        $579        $996       $2,159

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Stock and Bond Fund, Inc...........       $153        $474        $818       $1,791
IAI Balanced Fund............................       $128        $400        $692       $1,523
Pro Forma Combined...........................       $153        $474        $818       $1,791

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Aggressive Growth Fund.............       $278        $853        $1,454     $3,080
IAI Emerging Growth Fund.....................       $127        $397        $686       $1,511
IAI Long Term Growth Fund....................       $127        $397        $686       $1,511
IAI Capital Appreciation Fund................       $143        $443        $766       $1,680
Pro Forma Combined...........................       $203        $627        $1,078     $2,327

---------------------------------------
* The  following  Examples show your actual costs AFTER WAIVERS of the Federated
Funds that have expense waivers:



                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated American Leaders Fund, Inc.........       $118        $368        $638       $1,409
IAI Growth and Income Fund...................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $118        $368        $638       $1,409

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Automated Cash Management Trust..............       $60         $189        $329       $738
IAI Money Market Fund........................       $61         $192        $335       $750
Pro Forma Combined...........................       $60         $189        $329       $738

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Bond Fund..........................       $108        $337        $585       $1,294
IAI Bond Fund................................       $109        $340        $590       $1,306
Pro Forma Combined...........................       $108        $337        $585       $1,294


                                       14


                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Capital Appreciation Fund..........       $129        $403        $697       $1,534
IAI Regional Fund............................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $129        $403        $697       $1,534

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Growth Strategies Fund.............       $126        $393        $681       $1,500
IAI Midcap Growth Fund.......................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $126        $393        $681       $1,500

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Large Cap Growth Fund..............       $122        $381        $660       $1,455
IAI Growth Fund..............................       $127        $397        $686       $1,511
Pro Forma Combined...........................       $122        $381        $660       $1,455

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Stock and Bond Fund, Inc...........       $127        $397        $686       $1,511
IAI Balanced Fund............................       $128        $400        $692       $1,523
Pro Forma Combined...........................       $127        $397        $686       $1,511

                                                    1 year      3 years     5 years    10 years
                                                    -------     --------    --------   ---------

Federated Aggressive Growth Fund.............       $179        $554        $954       $2,073
IAI Emerging Growth Fund.....................       $127        $397        $686       $1,511
IAI Long Term Growth Fund....................       $127        $397        $686       $1,511
IAI Capital Appreciation Fund................       $143        $443        $766       $1,680
Pro Forma Combined...........................       $164        $508        $876       $1,911



SHAREHOLDER FEES

      The following table shows the fees you pay directly as a shareholder of the Federated Funds for certain services, such as wiring money to or from your account, maintaining an IRA account, using a debit card, and obtaining historical account information. You are not currently charged any of the fees reflected below in connection with your investment in the IAI Funds.

                IRA FEES                          $15
                (charged annually)*
                DEBIT CARD FEES*                  $10
                (charged annually)
                TRANSCRIPT FEES**                 $2
                (only applies to any
                history files that
                have been purged)
                INTERNATIONAL WIRE                $25
                FEES**

**The fee is $15 for each type of IRA registered under the same Social Security or Tax Identification Number. For example, if you have an Individual IRA and a Rollover IRA, the fee is $15; if you have an Individual IRA and an Education IRA, the charge is $30.
**Optional service

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES
OF THE IAI FUNDS AND FEDERATED FUNDS

      This section contains tables comparing the investment objectives, policies and strategies of the IAI Fund and the Federated Fund into which it would be reorganized. In addition to the policies and strategies set forth below, each Federated Fund and each IAI Fund is subject to certain additional investment policies and limitations, described in their respective Statements of Additional Information. Reference is hereby made to the Prospectus and Statement of
Additional Information of each Federated Fund, and to the Prospectus and Statement of Additional Information of each IAI Fund, which set forth in full the investment objectives, policies, strategies and limitations of each Federated Fund and each IAI Fund, all of which are incorporated herein by reference thereto.

COMPARISON OF INVESTMENT OBJECTIVES
-----------------------------------

      The following tables compare the investment objectives of the IAI Funds and their corresponding Federated Funds. The tables are arranged alphabetically according to the name of the Federated Fund.

----------------------------------------------------------------------------------------------------------------------
IAI EMERGING GROWTH FUND                                     FEDERATED AGGRESSIVE GROWTH FUND
To provide long-term capital appreciation.                   To provide appreciation of capital.

IAI LONG TERM GROWTH FUND
To provide long-term capital appreciation.

IAI CAPITAL APPRECIATION FUND
To provide long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI GROWTH AND INCOME FUND                                   FEDERATED AMERICAN LEADERS FUND, INC.
Primary  objective is capital appreciation                   To  seek   growth   of   capital   and  of   income   by
and secondary objective is income.                           concentrating  the area of  investment  decision  in the
                                                             securities of high quality companies.
----------------------------------------------------------------------------------------------------------------------


                                                 16


----------------------------------------------------------------------------------------------------------------------
IAI MONEY MARKET FUND                                        AUTOMATED CASH MANAGEMENT TRUST
To provide shareholders with a high level                    To provide  stability of principal  and current  income
of  current  income  consistent  with the                    consistent with stability of principal.
preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI BOND FUND                                                FEDERATED BOND FUND
To  provide  shareholders  with  a  high                     To  provide  as high a level of  current  income  as is
level of current income  consistent with                     consistent with the preservation of capital.
preservation of capital.
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
IAI REGIONAL FUND                                            FEDERATED CAPITAL APPRECIATION FUND
To provide capital appreciation.                             To provide capital appreciation.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI MIDCAP GROWTH FUND                                       FEDERATED GROWTH STRATEGIES FUND
To provide long-term capital appreciation.                   To provide appreciation of capital.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI INTERNATIONAL FUND                                       FEDERATED INTERNATIONAL EQUITY FUND
Primary     objective     is     capital                     To obtain a total return on its assets.
appreciation.  Secondary objective is to
seek current  income,  principally  from
dividends.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI GROWTH FUND                                              FEDERATED LARGE CAP GROWTH FUND
To provide long-term capital appreciation.                   To provide capital appreciation.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
IAI BALANCED FUND                                            FEDERATED STOCK AND BOND FUND, INC.
To maximize total return.                                    To provide  safety of capital with the  possibility  of
                                                             long-term growth of capital and income.
----------------------------------------------------------------------------------------------------------------------

COMPARISON OF INVESTMENT POLICIES AND STRATEGIES
------------------------------------------------

      The following tables compare the principal investment policies and strategies of the IAI Funds and their corresponding Federated Funds. The tables are arranged alphabetically according to the name of the Federated Fund.

-------------------------------------------------------------------------------------------------
IAI EMERGING GROWTH FUND                          FEDERATED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

IAI Emerging Growth Fund invests primarily in     Federated Aggressive Growth Fund pursues its
common stocks of small emerging and               investment objective by investing in equity
medium-sized U.S. companies that it believes      securities of companies offering superior
have above-average prospects for growth.  The     prospects for earnings growth.  The Fund is
-------------------------------------------------------------------------------------------------


                                                 17


-------------------------------------------------------------------------------------------------
Fund invests at least 65% of its total assets     not restricted to specific market
in stocks of emerging growth companies with       capitalization requirements.  The Fund may
market capitalizations of $2 billion or less at   also invest in American Depositary Receipts,
the time of investment.  These companies are      which represent interests in underlying
expected to show earnings growth over time that   securities issued by a foreign company, but
is well above the growth rate of the overall      which are traded in the United States.
economy and the rate of inflation.  As of April
30, 2000, the Fund's median market                Investment Style:
capitalization was approximately $878 million.
                                                  The Fund invests primarily for growth by
Investment Style:                                 targeting equity securities with superior
                                                  growth prospects.
The Fund's investment style is substantially
similar to that of the Federated Aggressive       Investment Strategies:
Growth Fund.
                                                  The Fund limits its exposure to each business
Investment Strategies:                            sector that comprises the Standard & Poor's
                                                  500 Index ("S&P 500") by limiting its
The Fund focuses on companies with:  superior     allocation to a sector to 300% of S&P 500's
performance records; solid market positions;      allocation to that sector or 30% of the total
strong balance sheets; and management teams       portfolio, whichever is greater. The Fund's
that, in the opinion of the Fund's adviser,       approach with respect to its analysis of
are capable of sustaining growth.                 securities, market capitalization, and sector
                                                  allocation is designed to produce a portfolio
                                                  of stocks whose long-term growth prospects
                                                  are significantly above those of the S&P 500.

                                                  Using its own quantitative process, the
                                                  Fund's adviser rates the future performance
                                                  potential of companies. The adviser evaluates
                                                  each company's earnings quality in light of
                                                  their current valuation to narrow the list of
                                                  attractive companies. The adviser then
                                                  evaluates product positioning, management
                                                  quality and sustainability of current growth
                                                  trends of those companies. Using this type of
                                                  fundamental analysis, the adviser selects the
                                                  most promising companies for the Fund's
                                                  portfolio.

                                                  The Fund may attempt to manage market risk by
                                                  buying and selling financial futures and
                                                  options. This may include the purchase of
                                                  index futures contracts as a substitute for
                                                  direct investments in stocks. It may also
                                                  include the purchase and sale of options to
                                                  protect against general declines in small
                                                  capitalization stocks economically.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IAI LONG TERM GROWTH FUND                         FEDERATED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

IAI Long Term Growth Fund invests primarily       Federated Aggressive Growth Fund pursues its
in common stocks of small emerging U.S.           investment objective by investing in equity
companies that have above-average prospects       securities of companies offering superior
for growth. The Fund invests at least 65% of      prospects for earnings growth. The Fund is
its total assets in stocks of companies with      not restricted to specific market
market capitalizations of $1 billion or less      capitalization requirements. The Fund may
at the time of investment. These companies        also invest in American Depositary Receipts,
are expected to show earnings growth over         which represent interests in underlying
time that is well above the growth rate of        securities issued by a foreign company, but
the overall economy and the rate of               which are traded in the United States.
inflation.
-------------------------------------------------------------------------------------------------


                                                 18


-------------------------------------------------------------------------------------------------
Investment Style:                                 Investment Style:

The Fund's investment style is substantially      The Fund invests primarily for growth by
similar to that of the Federated Aggressive       targeting equity securities with superior
Growth Fund.                                      growth prospects.

Investment Strategies:                            Investment Strategies:

In general, the Fund generally focuses on         The Fund limits its exposure to each business
companies with superior performance records;      sector that comprises the Standard & Poor's
solid market positions; strong balance            500 Index ("S&P 500") by limiting its
sheets; and management teams that are capable     allocation to a sector to 300% of S&P 500's
of sustaining growth.                             allocation to that sector or 30% of the total
                                                  portfolio, whichever is greater. The Fund's
Prior to the IAI Board of Directors' approval     approach with respect to its analysis of
of the change in the name of the IAI Value        securities, market capitalization, and sector
Fund to the IAI Long Term Growth Fund and         allocation is designed to produce a portfolio
certain changes to the Fund's non-fundamental     of stocks whose long-term growth prospects
investment limitations, the Fund had the          are significantly above those of the S&P 500.
following principal investments, investment
style and investment strategies:                  Using its own quantitative process, the
                                                  Fund's adviser rates the future performance
Principal Investments:                            potential of companies. The adviser evaluates
                                                  each company's earnings quality in light of
IAI Value Fund invested primarily in common       their current valuation to narrow the list of
stocks of U.S. companies that the Fund's          attractive companies. The adviser then
adviser believed were undervalued and offered     evaluates product positioning, management
opportunities for capital growth. The Fund        quality and sustainability of current growth
generally invested in small companies with        trends of those companies. Using this type of
market capitalizations of less than $1            fundamental analysis, the adviser selects the
billion at the time of purchase.                  most promising companies for the Fund's
                                                  portfolio.
Investment Style:
                                                  The Fund may attempt to manage market risk by
The Fund invested for value by investing in       buying and selling financial futures and
equity securities of companies that were          options. This may include the purchase of
undervalued while offering opportunities for      index futures contracts as a substitute for
capital growth.                                   direct investments in stocks. It may also
                                                  include the purchase and sale of options to
Investment Strategies:                            protect against general declines in small
                                                  capitalization stocks economically.
The Fund invested in common stocks of
companies which had been unpopular for some
time, but where recent developments suggested
the possibility of improved operating
results; which the Fund's adviser believed
had temporarily fallen out of favor for
non-recurring or short-term reasons; or which
appeared undervalued in relation to
securities of other companies in the same
industry. In selecting investments, the Fund
generally focused on companies with strong
competitive positions, high levels of
discretionary cash flow, and solid financial
characteristics.
-------------------------------------------------------------------------------------------------


                                       19


-------------------------------------------------------------------------------------------------
IAI CAPITAL APPRECIATION FUND                     FEDERATED AGGRESSIVE GROWTH FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

IAI Capital Appreciation Fund invests             Federated Aggressive Growth Fund pursues its
primarily in common stocks of small emerging      investment objective by investing in equity
U.S. companies that have above-average            securities of companies offering superior
prospects for growth. The Fund invests at         prospects for earnings growth. The Fund is
least 65% of its total assets in stocks of        not restricted to specific market
companies with market capitalizations of $1       capitalization requirements. The Fund may
billion or less at the time of investment.        also invest in American Depositary Receipts,
These companies are expected to show earnings     which represent interests in underlying
growth over time that is well above the           securities issued by a foreign company, but
growth rate of the overall economy and the        which are traded in the United States.
rate of inflation. As of April 30, 2000, the
Fund's median market capitalization was           Investment Style:
approximately $983 million.
                                                  The Fund invests primarily for growth by
Investment Style:                                 targeting equity securities with superior
                                                  growth prospectus.
The Fund's investment style is substantially
similar to that of the Federated Aggressive       Investment Strategies:
Growth Fund.
                                                  The Fund limits its exposure to each business
Investment Strategies:                            sector that comprises the Standard & Poor's
                                                  500 Index ("S&P 500") by limiting its
In general, the Fund generally focuses on         allocation to a sector to 300% of the S&P
companies with superior performance records;      500's allocation to that sector or 30% of the
solid market positions; strong balance            total portfolio, whichever is greater. The
sheets; and management teams that are capable     Fund's approach with respect to its analysis
of sustaining growth.                             of securities, market capitalization, and
                                                  sector allocation are designed to produce a
                                                  portfolio of stocks whose long-term growth
                                                  prospects are significantly above those of
                                                  the S&P 500.

                                                  Using its own quantitative process, the
                                                  Fund's adviser rates the future performance
                                                  potential of companies. The adviser evaluates
                                                  each company's earnings quality in light of
                                                  their current valuation to narrow the list of
                                                  attractive companies. The adviser then
                                                  evaluates product positioning, management
                                                  quality and sustainability of current growth
                                                  trends of those companies. Using this type of
                                                  fundamental analysis, the adviser selects the
                                                  most promising companies for the Fund's
                                                  portfolio.

                                                  The Fund may attempt to manage market risk by
                                                  buying and selling financial futures and
                                                  options. This may include the purchase of
                                                  index futures contracts as a substitute for
                                                  direct investments in stocks. It may also
                                                  include the purchase and sale of options to
                                                  protect against general declines in small
                                                  capitalization stocks economically.
-------------------------------------------------------------------------------------------------


                                                 20


-------------------------------------------------------------------------------------------------
IAI GROWTH AND INCOME FUND                        FEDERATED AMERICAN LEADERS FUND, INC.
                                                  (CLASS A)
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

The IAI Growth and Income Fund invests            Federated American Leaders Fund, Inc. invests
primarily in common stocks of U.S. companies      primarily in equity securities of large
with market capitalizations of $3 billion or      capitalization companies that are in the top
more at the time of investment. The Fund          25% of their industry sectors in terms of
generally selects from the universe of            revenues, are characterized by sound
companies included in the Standard & Poor's       management and have the ability to finance
500 Index ("S&P 500"). As of April 30, 2000,      expected growth. The Fund invests at least
the Fund's median market capitalization was       65% of its assets in a portfolio of equity
$84.4 billion.                                    securities issued by the 100 companies
                                                  selected from "The Leaders List." The Leaders
Investment Style:                                 List is a trade name that represents a list
                                                  of 100 blue chip companies selected by the
The Fund follows the approach of purchasing       Fund's adviser and consists of leading
stocks in growing companies at a reasonable       companies in their industries determined in
price, also known in the investment world as      terms of sales earnings and/or market
GARP.                                             capitalizations.

Investment Strategies:                            The Fund may also invest in American
                                                  Depositary Receipts ("ADRs"), which represent
The Fund evaluates each company to determine      interests in underlying securities issued by
its historical and projected growth rates,        a foreign company, but which are traded in
the financial risk of the company (including      the United States. The Fund invests primarily
its level of debt and liquidity), and the         in the ADRs of companies with significant
current and expected market valuation of the      operations within the United States.
firm. The Fund uses qualitative factors such
as market share, quality of management,           Investment Style:
profitability trends, product strategies and
volatility of earnings. As a result of this       The Fund uses the value style of investing,
process, the Fund's portfolio is generally        selecting securities of companies which are
comprised of approximately 70 to 90               trading at discounts to their historic
securities. The Fund will not deviate             relationship to the market as well as to
significantly from the sectors or categories      their expected growth.
of businesses included in the Standard &
Poor's 500 Index.                                 Investment Strategies:

                                                  The Fund diversifies its investments,
                                                  limiting its risk exposure with respect to
                                                  individual securities and industry sectors.
                                                  In determining the amount to invest in a
                                                  security, and in order to manage sector risk,
                                                  the Fund attempts to limit its exposure to
                                                  each major sector in the Stand & Poor's 500
                                                  Index, as a general matter, to not less than
                                                  50% nor more than 200% of the Index's
                                                  allocation to that sector.

                                                  The Fund's adviser performs traditional
                                                  fundamental analysis to select securities for
                                                  the Fund that exhibit the most promising
                                                  long-term value for the Fund's portfolio. In
                                                  selecting securities, the Fund's adviser
                                                  focuses on the current financial condition of
                                                  the issuing company, in addition to examining
                                                  each issuer's business and product strength,
                                                  competitive position, and management
                                                  expertise. Further, the adviser considers
                                                  current economic, financial market and
                                                  industry factors, which may affect the
                                                  issuing company. To determine the timing of
                                                  purchases and sales of portfolio securities,
                                                  the Fund's adviser looks at recent stock
                                                  price performance and the direction of
                                                  current fiscal year earnings estimates of
                                                  various companies.
-------------------------------------------------------------------------------------------------


                                                 21


-------------------------------------------------------------------------------------------------
IAI MONEY MARKET FUND                             AUTOMATED CASH MANAGEMENT TRUST
                                                  (INSTITUTIONAL SERVICE SHARES)
-------------------------------------------------------------------------------------------------
The  IAI  Money   Market   Fund's   principal     Principal Investments:
investments and investment policies and
strategies are substantially similar to those     Automated Cash Management Trust invests
of Automated Cash  Management  Trust,  except     primarily in a portfolio of high quality
that  the IAI  Money  Market  Fund  does  not     fixed income securities, issued by banks,
invest in asset-backed securities.                corporations, and the

                                                  U.S. Government, maturing in 397 days or
                                                  less. The Fund's investments may include
                                                  demand instruments, commercial paper, bank
                                                  instruments, asset backed securities and
                                                  repurchase agreements.

                                                  Investment Strategies:

                                                  The Fund's adviser actively manages the
                                                  Fund's portfolio, seeking to limit the credit
                                                  risk taken by the Fund and select investments
                                                  with enhanced yields. The adviser performs a
                                                  fundamental credit analysis to develop an
                                                  approved list of issuers and securities that
                                                  meet the adviser's standard for minimal
                                                  credit risk. The Fund's adviser targets an
                                                  average portfolio maturity based upon its
                                                  interest rate outlook, by analyzing various
                                                  factors, such as current and expected U.S.
                                                  economic growth; current and expected
                                                  interest rates and inflation; and the Federal
                                                  Reserve's monetary policy.

                                                  Maturity:

                                                  The dollar-weighted average maturity of the
                                                  Fund's portfolio will be 90 days or less. The
                                                  Fund's adviser generally shortens the
                                                  portfolio's maturity when it expects interest
                                                  rates to rise and extends the maturity when
                                                  it expects interest rates to fall.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IAI BOND FUND                                     FEDERATED BOND FUND
                                                  (CLASS A)
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

The IAI Bond Fund's principal investments are     Under normal market conditions, the Federated
substantially similar to those in the             Bond Fund invests at least 65% of the value
Federated Bond Fund, except for the               of its total assets in a diversified
following:                                        portfolio of domestic investment grade debt
                                                  securities, including corporate debt
      o     Although the Fund generally does      securities and U.S. government obligations.
            not purchase common stocks            Investment grade debt securities are rated in
            directly, it may invest up to 10%     one of the four highest categories (BBB or
            of its net assets in convertible      higher) by a nationally recognized
            securities and preferred stock.       statistical rating organization (NRSRO), or
      o     The Fund does not expect to           if unrated, of comparable quality as
            invest more than 25% of its total     determined by the Fund's adviser.
-------------------------------------------------------------------------------------------------


                                                 22


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            assets in foreign securities, or
            more than 15% of its total assets     The Fund may invest up to 35% of its
            in non-dollar denominated foreign     portfolio in non-investment grade fixed
            securities.                           income securities, which are rated BB or
      o     The Fund may invest up to 15% of      lower by an NRSRO. The Fund may invest in
            its total assets in securities        non-investment grade securities primarily by
            rated lower than investment grade     investing in another investment company
            at the time of purchase; the Fund     (which is not available for general
            will not invest in non-investment     investment by the public) that owns those
            grade fixed income securities         securities and that is advised by an
            rated lower than B by Moody's         affiliate of the Fund's adviser.
            Investors Service, Inc. or
            Standard & Poor's, or if unrated,     The Fund's adviser may invest a portion of
            judged to be of comparable            the Fund's assets in corporate debt
            quality.                              securities of companies based outside the
      o     The Fund may enter into futures       United States, to diversify the Fund's
            contracts, options on futures         holdings and to gain exposure to the foreign
            contracts and currency forward        market.
            contracts. The Fund intends to
            use these derivative instruments      Investment Strategies:
            primarily for hedging purposes,
            although it may use them for          The Fund's adviser seeks to enhance the
            non-hedging purposes to a limited     Fund's performance by allocating relatively
            extent. To generate additional        more of its portfolio to the security type
            income, the Fund may invest up to     that the Fund's adviser expects to offer the
            10% of its net assets in mortgage     best balance between current income and risk
            dollar roll transactions.             and thus offers the greatest potential for
                                                  return. The security's projected spread is
Investment Strategies:                            weighed against the spread the security can
                                                  currently be purchased for, as well as the
The Fund's investment strategies are              security's credit risk (in the case of
substantially similar to those of the             corporate securities).
Federated Bond Fund.
                                                  The Fund's adviser invests the Fund's
Duration:                                         portfolio, seeking the higher relative
                                                  returns of corporate debt securities, when
The Fund's adviser anticipates that the           available, while attempting to limit the
average effective duration for the Fund's         associated credit risks. The Fund's adviser
portfolio securities will range from 3 1/2 to     attempts to manage the Fund's credit risk by
7 1/2 years. This range may change, however,      selecting corporate debt securities that are
due to market conditions and other economic       less likely to default in the payment of
factors.                                          principal and interest. In selecting
                                                  individual corporate fixed income securities,
                                                  the Fund's adviser analyzes a company's
                                                  business, competitive position, and general
                                                  financial condition to assess whether the
                                                  security's credit risk is commensurate with
                                                  its potential return.

                                                  Duration:

                                                  The Fund's adviser may lengthen or shorten
                                                  duration from time to time based on its
                                                  interest rate outlook, but the Fund has no
                                                  set duration parameters. If the adviser
                                                  expects interest rates to decline, it will
                                                  generally lengthen the Fund's duration, and
                                                  if the adviser expects interest rates to
                                                  increase, it will generally shorten the
                                                  Fund's duration.
-------------------------------------------------------------------------------------------------


                                                 23


-------------------------------------------------------------------------------------------------
IAI REGIONAL FUND                                 FEDERATED CAPITAL APPRECIATION FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

IAI Regional Fund invests primarily in common     Federated Capital Appreciation Fund invests
stocks of companies headquartered in              primarily in common stock of companies with
Minnesota, Wisconsin, Iowa, Illinois,             medium and large market capitalizations that
Nebraska, Montana, North Dakota or South          offer superior growth prospects of companies
Dakota. The Fun seeks to invest at least 65%      whose stock is undervalued. This includes
of the Fund's equity investments in companies     companies with market capitalization in
headquartered in one of these states. The         excess of $500 million. The Fund also invests
Fund invests in both nationally recognized        in the convertible securities issued by these
companies and in less well known companies        companies and American Depositary Receipts,
that are newer or have smaller                    which represent interests in underlying
capitalizations, but that appear to have the      securities issued by a foreign company, but
potential for capital appreciation. As of         which are traded in the United States.
April 30, 2000, the Fund's median market
capitalization was approximately $14.9            Investment Style:
billion.
                                                  The Fund invests primarily for growth by
Investment Style:                                 investing in equity securities that have
                                                  superior prospects for growth.
The Fund invests for growth by investing in
securities of established companies as well       Investment Strategies:
as companies with th potential for capital
appreciation.                                     The Fund diversifies its investments,
                                                  limiting its risk exposure with respect to
Investment Strategies:                            individual securities and industry sectors.
                                                  In determining the amount to invest in a
In selecting securities, the Fund's adviser       security, and in order to manage sector risk,
considers factors such as product development     the Fund attempts to limit its exposure to
and demand, superior performance records,         each major sector in the Standard & Poor's
management teams that the Fund's adviser          500 Index, as a general matter, to not less
believes are capable of sustaining growth and     than 50% nor more than 200% of the Index's
attractive market valuations.                     allocation to that sector.

                                                  The Fund's adviser selects the most promising
                                                  companies for the Fund's portfolio using its
                                                  own quantitative process to rate the future
                                                  performance potential of companies by
                                                  evaluating each company's earnings quality in
                                                  light of their current valuation to narrow
                                                  the list of attractive companies, and
                                                  evaluates product positioning, management
                                                  quality and sustainability of current growth
                                                  trends of those companies.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IAI MIDCAP GROWTH FUND                            FEDERATED GROWTH STRATEGIES FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

IAI Midcap Growth Fund invests primarily in       Federated Growth Strategies Fund pursues its
common stocks of medium-sized U.S. companies      investment objective by investing primarily
that have above-average prospects for growth.     in common stock of companies with market
These companies are expected to show earnings     capitalization above $100 million that offer
growth over time that is well above the           superior growth prospects. The Fund also
growth rate of the overall economy and the        invests in American Depositary Receipts,
rate of inflation. The Fund invests at least      which represent interests in underlying
65% of its total assets in stocks of              securities issued by a foreign company, but
companies with market capitalizations between     which are traded in the United States.
$1 billion and $8 billion.
-------------------------------------------------------------------------------------------------


                                                 24


-------------------------------------------------------------------------------------------------
Investment Style:                                  Investment Style:

The Fund's investment style is substantially       The Fund invests primarily for growth by
similar to that of Federated Growth                investing in securities of companies with
Strategies Fund.                                   superior growth prospects.

Investment Strategies:                             Investment Strategies:

Under normal market conditions, the weighted       The Fund limits its exposure to each major
average market capitalization of the Fund's        sector in the Standard & Poor's 500 Index
portfolio will range from $3 billion to $6         ("S&P 500"), as a general matter, to not less
billion. In general, the Fund focuses on           than 50% nor more than 200% of the S&P 500's
companies with superior performance records,       allocation to that sector.
solid market positions, strong balance
sheets, and management teams that the adviser      The Fund's adviser selects the most promising
believes are capable of sustaining growth.         companies for the Fund's portfolio using its
                                                   own quantitative process to rate the future
                                                   performance of companies by evaluating each
                                                   company's earnings quality in light of their
                                                   current valuation to narrow the list of
                                                   attractive companies. The Fund's adviser then
                                                   evaluates product positioning, management
                                                   quality and sustainability of current growth
                                                   trends of those companies.
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
IAI INTERNATIONAL FUND                            FEDERATED INTERNATIONAL EQUITY FUND
                                                  (CLASS A)
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

The IAI International Fund's principal            The Federated International Equity Fund
investments are substantially similar to          pursues its investment objective by investing
those of the Federated International Equity       at least 65% of its assets in equity
Fund, except for the following:                   securities of companies based outside the
                                                  U.S. The Fund will not invest more than 20%
      o     Although the Fund is not required     of its assets in companies located in
            to maintain any particular            emerging markets.
            geographical mix of its
            investments, under normal market      Investment Style:
            conditions the Fund invests
            primarily in countries that are       The Fund emphasizes growth stocks at a
            represented on the Morgan Stanley     reasonable price.
            Capital International Europe,
            Australia, Far East ("EAFE")          Investment Strategies:
            Index. The EAFE Index currently
            includes companies representing       The Fund's adviser takes a "bottom-up"
            the stock markets of 15 European      approach and looks for companies which it
            countries, Australia, New             perceives as being undervalued in the
            Zealand, Japan, Hong Kong and         marketplace. Selection of industry and
            Singapore.                            country are secondary considerations. The
      o     The Fund may engage in foreign        market capitalization of portfolio securities
            currency hedging transactions,        is not a determinative factor. The Fund's
            such as forward foreign currency      adviser may emphasize certain business
            exchange contracts and currency       sectors in the portfolio that exhibit
            financial futures and options.        stronger growth potential or higher profit
      o     The Fund generally invests in         margins.
            mid- and large-capitalization
            companies with market                 Using its own quantitative process, the
            capitalization of $1 billion or       Fund's adviser ranks the potential future
            more.                                 performance of select companies.
      o     The Fund does not currently
            invest in companies located in
            emerging market countries.
-------------------------------------------------------------------------------------------------


                                                 25


-------------------------------------------------------------------------------------------------
As of April 30, 2000, the Fund's median                  o     The Fund's adviser evaluates each
market capitalization was approximately $42.2                  company's earnings potential in
billion.                                                       light of its current valuation.

Investment Style:                                        o     The Fund's adviser reviews such
                                                               factors as the company's
The Fund concentrates on securities that it                    price-to-earnings ratio,
believes have investment values greater than                   enterprise value, organic growth
their market prices.                                           rates versus growth through
                                                               acquisition, product niche and
Investment Strategies:                                         its pricing power.

The Fund's investment strategies are                     o     The Fund's adviser evaluates
substantially similar to the Federated                         management quality and may meet
International Equity Fund, except:                             with company representatives,
                                                               company suppliers, customers, or
      o     Currency hedging may be used for                   competitors.
            defensive reasons and to reduce
            portfolio volatility.                        o     The Fund's adviser also reviews
                                                               the company's financial
                                                               statements and forecasts of
                                                               earnings.

                                                   Based on this information, the Fund's adviser
                                                   evaluates the sustainability of the company's
                                                   current growth trends and potential catalysts
                                                   for increased growth.

                                                   In selecting emerging markets countries in
                                                   which to invest, the Fund's adviser reviews
                                                   the country's economic outlook, its interest
                                                   and inflation rates, and the political and
                                                   foreign exchange risk of investing in a
                                                   particular country. The Fund's adviser then
                                                   analyzes companies located in particular
                                                   emerging market countries.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IAI GROWTH FUND                                   FEDERATED LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

The principal investments of the IAI Growth       Federated Large Cap Growth Fund pursues its
Fund are substantially similar to those of        investment objective by investing primarily
the Federated Large Cap Growth Fund. The Fund     in common stocks of the largest growth
generally invests in companies with market        companies traded in the United States based
capitalizations ranging from $10 billion to       upon expected price to earnings ratio, price
over $100 billion at the time of investment.      to book ratio and estimated earnings growth.
As of April 30, 2000, the Fund's median           The Fund's adviser will pick the largest
market capitalization was approximately           growth stocks based on market
$141.9 billion.                                   capitalizations. The Fund also invests in
                                                  American Depositary Receipts, which represent
Investment Style:                                 interests in underlying securities issued by
                                                  a foreign company, but which are traded in
The Fund's investment style is substantially      the United States.
similar to that of Federated Large Cap Growth
Fund.                                             Investment Style:

Investment Strategies:                            The Fund invests primarily for growth by
                                                  investing in companies with above-average
The Fund focuses on companies that have           potential for expected growth.
strong management, leading market positions,
strong balance sheets, and a well-defined         Investment Strategies:
strategy for future growth. In selecting
investments, the Fund uses several valuation      The Fund diversifies its investments,
techniques to determine which stocks offer        limiting its risk exposure with respect to
-------------------------------------------------------------------------------------------------


                                                 26


-------------------------------------------------------------------------------------------------
the best combination of intrinsic value and       individual securities and industry sectors.
earnings growth potential. The goal is to         When possible, the Fund employs tax
have an acceptable balance of risk and reward     management techniques which are designed to
in the Fund's portfolio.                          minimize capital gains while maximizing
                                                  after-tax returns.

                                                  Using its own quantitative process, the
                                                  Fund's adviser rates the future performance
                                                  potential of companies. The adviser evaluates
                                                  each company's earnings quality in light of
                                                  their current valuation to narrow the list of
                                                  attractive companies. The adviser then
                                                  evaluates product positioning, management
                                                  quality and sustainability of current growth
                                                  trends of those companies. Using this type of
                                                  fundamental analysis, the adviser selects the
                                                  most promising companies for the Fund's
                                                  portfolio.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
IAI BALANCED FUND                                 FEDERATED STOCK AND BOND FUND, INC.
                                                  (CLASS A)
-------------------------------------------------------------------------------------------------
Principal Investments:                            Principal Investments:

The IAI Balanced Fund's principal investments     The Federated Stock and Bond Fund, Inc.
are substantially similar to the Federated        invests in a diversified portfolio that is
Stock and Bond Fund, Inc., except:                allocated between equity and fixed income
                                                  securities. With respect to the equity
      o     The Fund may invest in foreign        portion of the portfolio, the Fund invests
            equity and debt securities. The       primarily in shares of domestic large
            Fund limits its investment in         capitalization companies. The Fund invests
            foreign securities denominated in     primarily in equity securities of companies
            foreign currencies and not            that are generally leaders in their
            publicly traded in the United         industries, are characterized by sound
            States to 25% of total assets.        management and have the ability to finance
                                                  expected growth. The Fund's holdings
      o     The Fund may enter into futures       ordinarily will be in the top 25% of their
            contracts and options on those        industry with regard to revenues.
            contracts, may invest in options
            on securities and financial           With respect to the fixed income portion of
            indexes, and may enter into           the portfolio, the adviser invests primarily
            foreign currency transactions         in domestic investment-grade debt securities,
            such as currency forward              including corporate debt securities, U.S.
            contracts.                            government obligations and mortgage backed
                                                  securities.
      o     To generate additional income,
            the Fund may invest up to 10% of      The Fund may invest a portion of its
            its net assets in mortgage dollar     portfolio in non-investment grade fixed
            roll transactions.                    income securities, which are rated BB or
                                                  lower by a nationally recognized statistical
As of April 30, 2000, the Fund's median           rating organization (NRSRO).
market capitalization was approximately $86.9
billion.                                          Investment Style:

Investment Style:                                 With respect to the equity portion of the
                                                  Fund's portfolio, the Fund uses the "value"
With respect to the equity portion of the         style of investing, selecting stocks of
Fund's portfolio, the Fund's investment style     companies which are trading at a low
is a core large-cap equity approach with a        valuation relative to their history, to the
growth bias.                                      market, and to their expected future growth.
-------------------------------------------------------------------------------------------------


                                                 27


-------------------------------------------------------------------------------------------------
Investment Strategies:                            Investment Strategies:

The Fund's investment strategies are              The Fund's investment strategies are
substantially similar to those of the             substantially similar to those of the
Federated Stock and Bond Fund. Specifically,      Federated Stock and Bond Fund. Specifically,
the Fund's adviser regularly reviews the          the Fund's adviser regularly reviews the
allocation of Fund assets among stocks and        allocation of Fund assets among stocks and
long-and short-term debt instruments. Because     long-and short-term debt instruments. Because
the Fund seeks to maximize total return over      the Fund seeks to maximize total return over
the long term, the adviser will not try to        the long term, the adviser will not try to
pinpoint the precise moment when major            pinpoint the precise moment when major
reallocations are warranted. Rather,              reallocations are warranted. Rather,
reallocations among asset classes will be         reallocations among asset classes will be
made gradually over time to favor asset           made gradually over time to favor asset
classes that, in the adviser's judgment,          classes that, in the adviser's judgment,
provide the most favorable total return           provide the most favorable total return
outlook. Normally, a single reallocation          outlook. Normally, a single reallocation
decision will not involve more than 10% of        decision will not involve more than 10% of
the Fund's total assets.                          the Fund's total assets.

Duration:                                         Duration:

The Fund's adviser anticipates that the           The Fund's adviser anticipates that the
average effective duration for the debt           average effective duration for the debt
portion of the Fund will range from 3 1/2 to      portion of the Fund will range from 3 1/2 to
7 1/2 years. This range may change, however,      7 1/2 years. This range may change, however,
due to market conditions and other economic       due to market conditions and other economic
factors.                                          factors.

                                                  Investment Strategies:

                                                  The Strategy Committee of the Fund's adviser
                                                  determines the Fund portfolio's allocation
                                                  between equity securities and fixed income
                                                  securities based upon an analysis of general
                                                  market and economic conditions. During normal
                                                  market conditions, the equity allocation
                                                  ranges from 50% to 70% of the portfolio and
                                                  the fixed income allocation ranges from 30%
                                                  to 50% of the portfolio.

                                                  With regard to the portion of the Fund
                                                  allocated to equity securities:

                                                        o     The Fund's adviser ranks the
                                                              future performance potential of
                                                              companies, based on valuation
                                                              models which attempt to identify
                                                              companies trading at a low
                                                              valuation relative to their
                                                              history, to the market and to
                                                              their expected future growth.
                                                        o     To determine the timing of
                                                              purchases and sales of portfolio
                                                              securities, the Fund's adviser
                                                              looks at recent stock price
                                                              performance and the direction of
                                                              current fiscal year earning
                                                              estimates.
                                                        o     In determining the amount to
                                                              invest in a security, the Fund's
                                                              adviser limits the Fund's
                                                              exposure to each business sector
                                                              that comprises more than 5% of
                                                              the Standard & Poor's 500 Index
                                                              ("S&P 500"). Within the equity
                                                              portion of the portfolio, the
                                                              Fund's allocation to a sector
                                                              will not be less than 50% or more
                                                              than 200% of the S&P 500's
                                                              allocation to that sector.

                                                  With respect to the fixed income securities
                                                  allocation:

                                                        o     The Fund's adviser seeks to
                                                              enhance the performance of the
                                                              Fund's fixed income portfolio by
                                                              allocating more assets to the
                                                              security type that the adviser
                                                              expects to offer the best balance
                                                              between total return and risk.
                                                              The allocation process is based
                                                              on the adviser's continuing
                                                              analysis of a variety of economic
                                                              and market indicators in order to
                                                              arrive at the projected yield
                                                              "spread" of each security type.
                                                              The security's projected spread
                                                              is then weighed against the
                                                              security's current spread credit
                                                              risk and risk of prepayment.
                                                        o     The Fund's adviser attempts to
                                                              manage prepayment risk to the
                                                              Fund by selecting mortgage backed
                                                              securities with characteristics
                                                              that make prepayment fluctuations
                                                              less likely.
                                                        o     The Fund's adviser attempts to
                                                              manage credit risk to the Fund by
                                                              selecting corporate debt
-------------------------------------------------------------------------------------------------


                                                 28


-------------------------------------------------------------------------------------------------
                                                              securities that make default in
                                                              the payment of principal and
                                                              interest less likely.

                                                        o     In selecting individual corporate
                                                              fixed income securities, the
                                                              Fund's adviser analyzes a
                                                              company's business, competitive
                                                              position, and general financial
                                                              condition to assess whether the
                                                              security's credit risk is
                                                              commensurate with its potential
                                                              return.

                                                  Duration:

                                                  The Fund's adviser selects securities with
                                                  longer or shorter duration based on its
                                                  interests rate outlook, but does not target
                                                  any specific duration for the fixed income
                                                  portion of the Fund.
-------------------------------------------------------------------------------------------------


COMPARISON OF POTENTIAL RISKS AND REWARDS:  PERFORMANCE INFORMATION

      The bar charts and tables below compare the potential risks and rewards of investing in the IAI Funds and the Federated Funds. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the Fund's inception. The tables show how each Fund's average annual total returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

         Keep in mind past performance does not indicate future results.

RISK/RETURN BAR CHART AND TABLE

      The bar charts shown below show the variability of total returns on a calendar year-end basis for each IAI Fund and its corresponding Federated Fund. The charts are arranged alphabetically according to the name of the Federated Fund.

      For the Federated Funds, the total returns shown are those of Class A Shares, except in the case of Automated Cash Management Trust, where the total returns of the fund's Institutional Service Shares are shown. The Federated Fund's Class A Shares are sold subject to a sales charge (load). The total returns displayed for the Federated Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Neither Automated Cash Management Trust's Institutional Service Shares nor any of the IAI Funds are sold subject to a sales charge (load). Remember, you will not be charged any sales charges in connection with the reorganization of your IAI Fund into its corresponding Federated Fund or any subsequent purchases of or exchanges for the shares of any other Federated mutual fund.

[The bar chart contains the following plot points:]

FEDERATED AGGRESSIVE GROWTH FUND

                       1997           1998           1999
                       30.06%         8.09%          111.62%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.67%.

[The bar chart contains the following plot points:]

IAI CAPITAL APPRECIATION FUND

                       1997           1998           1999
                       17.78%         2.21%          24.50%

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 27.18%.

[The bar chart contains the following plot points:]


IAI EMERGING GROWTH FUND

     1992      1993      1994      1995      1996      1997      1998      1999
     22.45%    14.76%    0.19%     49.55%    6.95%     (2.86%)   5.19%     43.37%


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 27.98%.

[The bar chart contains the following plot points:]


IAI LONG TERM GROWTH FUND

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (11.47%)  19.78%    11.90%    22.08%    (9.08%)   24.39%    21.87%    19.60%    (0.04%)   (4.52%)

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 25.42%.

FEDERATED AMERICAN LEADERS FUND, INC.

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (1.76%)   31.04%    11.68%    11.75%    0.05%     37.00%    19.39%    31.95%    17.38%    6.72%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was (2.28%).


IAI GROWTH AND INCOME FUND

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (6.68%)   26.66%    3.99%     9.98%     (4.77%)   27.14%    20.21%    23.92%    15.00%    5.99%


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 10.81%.

AUTOMATED CASH MANAGEMENT TRUST

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     8.00%     5.88%     3.51%     2.79%     3.91%     5.61%     5.04%     5.18%     5.13%     4.77%

Historically, the Fund has maintained a constant $1.00 net asset value per share. The Fund's Institutional Service Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.34%.


IAI MONEY MARKET FUND

[The bar chart contains the following plot points:]

          1994      1995      1996      1997      1998      1999
          3.74%     5.40%     4.89%     5.04%     5.50%     4.69%


Historically, the Fund has maintained a constant $1.00 net asset value per share. The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.33%.

FEDERATED BOND FUND

[The bar chart contains the following plot points:]

          1996      1997      1998      1999
          5.21%     11.08%    5.52%     (2.35%)


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was (1.18)%.

IAI BOND FUND

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     7.07%     17.32%    6.80%     12.32%    (4.92%)   16.25%    4.12%     10.85%    5.58%     (3.47%)


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was (1.05)%.

FEDERATED CAPITAL APPRECIATION FUND

[The bar chart contains the following plot points:]

     1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     17.58%    (4.43%)   27.32%    11.38%    11.31%    (0.30%)   37.17%    18.39%    30.62%    20.07%    43.99%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 8.51%.


IAI REGIONAL FUND

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (0.33%)   35.38%    3.54%     8.96%     0.68%     32.64%    15.72%    18.86%    (1.37%)   8.62%


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 4.30%.

FEDERATED GROWTH STRATEGIES FUND

[The bar chart contains the following plot points:]

     1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     29.24%    (4.90%)   35.08%    8.59%     6.62%     (11.87%)  40.02%    23.33%    27.06%    16.34%    70.71%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 13.05%.

IAI MIDCAP GROWTH FUND

[The bar chart contains the following plot points:]

          1993      1994      1995      1996      1997      1998      1999
          22.85%    5.65%     26.09%    16.58%    8.85%     24.95%    26.98%


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 18.39%.

FEDERATED INTERNATIONAL EQUITY FUND

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (11.55)   (7.53)    (5.89)    31.29     0.49      6.52      5.76      7.08      24.68     78.36

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was [____]%.

IAI INTERNATIONAL FUND

[The bar chart contains the following plot points:]

     1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     (13.10%)  16.60%    (6.30%)   39.50%    0.50%     9.10%     8.40%     (4.20%)   1.80%     8.00%


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was (4.47)%.

FEDERATED LARGE CAP GROWTH FUND

[The bar chart contains the following plot points:]

               1999
               62.03%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 4.02%.

IAI GROWTH FUND

[The bar chart contains the following plot points:]

          1994      1995      1996      1997      1998      1999
          0.66%     23.17%    15.35%    19.16%    26.53%    20.14%

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 10.37%.

FEDERATED STOCK AND BOND FUND, INC.

[The bar chart contains the following plot points:]

     1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999
     12.46%    0.19%     18.52%    7.33%     10.50%    (1.92%)   25.06%    13.69%    23.92%    11.18%    2.23%


The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was (0.50)%.

IAI BALANCED FUND

[The bar chart contains the following plot points:]

          1993      1994      1995      1996      1997      1998      1999
          4.99%     (1.45%)   18.56%    14.75%    25.70%    17.66%    (0.52%)


The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.25%.

Listed below are the highest and lowest quarterly returns for each Fund for the periods shown in the bar charts above.

FUND NAME                           HIGHEST QUARTERLY RETURN               LOWEST QUARTERLY RETURN

Federated Aggressive Growth Fund    59.95% (Quarter ended 12/31/99)        (30.17%) (Quarter ended 9/30/98)
IAI Capital Appreciation Fund       26.48% (Quarter ended 12/31/99)        (22.46%) (Quarter ended 9/30/98)
IAI Emerging Growth Fund            34.84% (Quarter ended 12/31/99)        (20.59%) (Quarter ended 3/31/97)
IAI Long Term Growth Fund           24.80% (Quarter ended 6/30/98)         (35.28%) (Quarter ended 9/30/98)

Federated Amer. Leaders Fund, Inc.  16.72% (Quarter ended 3/31/91)         (14.45%) (Quarter ended 9/30/90)
IAI Growth and Income Fund          20.07% (Quarter ended 12/31/98)        (14.71%) (Quarter ended 9/30/98)

Automated Cash Management Trust     2.04% (Quarter ended 9/30/90)          1.11% (Quarter ended 6/30/99)
IAI Money Market Fund               1.35% (Quarter ended 6/30/95)          0.76% (Quarter ended 3/31/94)

Federated Bond Fund                 4.40% (Quarter ended 6/30/97)          (1.83%) (Quarter ended 3/31/96)
IAI Bond Fund                       7.67% (Quarter ended 12/31/90)         (3.68%) (Quarter ended 3/31/92)

Federated Capital Appreciation Fund 27.57% (Quarter ended 12/31/99)        (15.52%) (Quarter ended 9/30/90)
IAI Regional Fund                   18.21% (Quarter ended 3/31/91)         (17.89%) (Quarter ended 9/30/98)

Federated Growth Strategies Fund    41.95% (Quarter ended 12/31/99)        (20.30%) (Quarter ended 9/30/98)
IAI Midcap Growth Fund              31.97% (Quarter ended 12/31/98)        (12.73%) (Quarter ended 9/30/98)

Federated International Equity Fund 55.35% (Quarter ended 12/31/99)        (19.77) (Quarter ended 9/30/90)
IAI International Fund              11.35% (Quarter ended 3/31/98)         (14.16) (Quarter ended 9/30/90)

Federated Large Cap Growth Fund     36.80% (Quarter ended 12/31/99)        (0.08%) (Quarter ended 9/30/99)
IAI Growth Fund                     27.00% (Quarter ended 12/31/98)        (13.74%) (Quarter ended 9/30/98)

Federated Stock and Bond Fund, Inc. 10.50% (Quarter ended 6/30/97)         (7.58%) (Quarter ended 9/30/97)
IAI Balanced Fund                   14.92% (Quarter ended 6/30/97)         (11.97%) (Quarter ended 9/30/98)

AVERAGE ANNUAL TOTAL RETURN TABLES

      The following tables represent the funds' Average Annual Total Returns for the calendar periods ended December 31, 1999. Each of the returns shown for the Federated Funds Class A Shares reflect applicable sales charges (except for Automated Cash Management Trust's Institutional Service Shares, which does not charge any sales charge). The IAI Funds do not charge sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of your IAI Fund into its corresponding Federated Fund or any subsequent purchases of or exchanges for the shares of any other Federated mutual fund. If the returns shown below did not reflect these applicable sales charges, the returns would have been higher.

      The tables also show the funds' total returns averaged over a period of years relative to one or more broad-based market indices. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

      The tables are arranged alphabetically according to the name of the Federated Fund. Please note that the average annual total return since a fund's inception is only given for those funds that have been in existence for less than ten calendar years.

         Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

------------------------------------------------------------------------------------------------------------------------
                                          IAI            IAI            IAI
                        Federated       Emerging       Capital       Long Term                  S&P
                        Aggressive       Growth      Appreciation      Growth                600/Barra
   Calendar Period     Growth Fund        Fund           Fund           Fund      S&P 500%     Growth*       LSGI*
------------------------------------------------------------------------------------------------------------------------
       1 Year             99.97%         43.37%         24.50%        -4.52%       21.03%      28.25%        61.17%
------------------------------------------------------------------------------------------------------------------------
       5 Year              N/A           18.56%          N/A          11.59%       28.54%        [ ]          [ ]
------------------------------------------------------------------------------------------------------------------------
       10 Year             N/A            N/A            N/A           8.59%       18.19%        [ ]          [ ]
------------------------------------------------------------------------------------------------------------------------
 Since Inception of
Federated Aggressive
    Growth Fund**         39.10%          N/A            N/A            N/A        18.19%      33.35%        21.71%
------------------------------------------------------------------------------------------------------------------------
 Since Inception of
 IAI Emerging Growth
       Fund***             N/A           18.19%          N/A            N/A        19.86%        [ ]          [ ]
------------------------------------------------------------------------------------------------------------------------
 Since Inception of
     IAI Capital                                                                                 [ ]          [ ]
Appreciation Fund****      N/A            N/A           24.12%          N/A        25.94%        [ ]          [ ]
------------------------------------------------------------------------------------------------------------------------

*The Standard and Poor's 500 Index (S&P 500), Standard & Poor's 600/Barra Growth
Index  (S&P  600/Barra   Growth)  and  Lipper  Small  Growth  Index  (LSGI)  are
broad-based market indexes.

**The Federated Aggressive Growth Fund's start of performance date for Class A Shares was November 25, 1996. ***The IAI Emerging Growth Fund's start of performance date was August 5, 1991.

****The IAI Capital Appreciation Fund's start of performance date was February 1, 1996.

--------------------------------------------------------------------------------
 Calendar Period      Federated             IAI
                   American Leaders  Growth and Income
                      Fund, Inc.           Fund             S&P 500*   LGIFA*
--------------------------------------------------------------------------------
      1 Year            0.85%              5.99%             21.03%    13.71%
--------------------------------------------------------------------------------
      5 Year            20.63%            18.21%             28.54%    21.35%
--------------------------------------------------------------------------------
     10 Year            15.17%            11.51%             18.19%    14.43%
--------------------------------------------------------------------------------
*The Standard & Poor's 500 Index (S&P 500) is a broad-based market index and the Lipper Growth and Income Funds Average (LGIFA) is an average of funds with similar investment objectives to the Funds in this table.

--------------------------------------------------------------------
                                                    IAI
                           Automated Cash      Money Market
  Calendar Period         Management Trust         Fund
--------------------------------------------------------------------
      1 Year                   4.77%               4.69%
--------------------------------------------------------------------
      5 Year                   5.15%               5.01%
--------------------------------------------------------------------
      10 Year                  4.97%                N/A
--------------------------------------------------------------------
 Since inception*               N/A                4.52%
--------------------------------------------------------------------
*The IAI Money Market Fund's start of performance date is January 5, 1993.

-------------------------------------------------------------------------------
                    Federated         IAI
 Calendar Period    Bond Fund      Bond Fund     LBCBI*    LCDBBB*    LBABI*
--------------------------------------------------------------------------------
      1 Year          6.77%          -3.47%      -1.94%    -1.79%     -0.82%
--------------------------------------------------------------------------------
      5 Year           N/A           6.46%        [ ]        [ ]       7.73%
--------------------------------------------------------------------------------
     10 Year           N/A           6.96%        [ ]        [ ]       7.70%
--------------------------------------------------------------------------------
 Since inception
        of
  Federated Bond
      Fund**          4.80%           N/A        5.94%     5.77%        [ ]
--------------------------------------------------------------------------------
*The Lehman Brothers Corporate Bond Index (LBCBI) is a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) is an average of funds with similar investment objectives to those of the Funds shown in this table. The LBCBI is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA, Inc. The Lehman Brother Aggregate Bond Index (LBABI) is a broad-based market index comprise of [please insert description of index].

**The Federated Bond Fund's start of performance date was June 28, 1995.

--------------------------------------------------------------------------------
                    Federated
                     Capital
                   Appreciation        IAI
Calendar Period        Fund        Regional Fund      S&P 500         LGIFA*
--------------------------------------------------------------------------------
    1 Year            35.52%          8.62%            21.03%         13.71%
--------------------------------------------------------------------------------
    5 Year            28.11%         14.34%            28.54%         21.35%
--------------------------------------------------------------------------------
   10 Year            17.92%         11.60%            18.19%         14.43%
--------------------------------------------------------------------------------
*The Standard & Poor's 500 Index (S&P 500) is a broad-based market index and the Lipper Growth and Income Funds Average (LGIFA) is an average of funds with similar investment objectives to those of the Funds shown in this table.

--------------------------------------------------------------------------------
                           Federated             IAI
                            Growth             Midcap
Calendar Period          Strategic Fund      Growth Fund    S&P 500*     LGFI*
--------------------------------------------------------------------------------
      1 Year                61.31%               26.98%      21.03%     29.23%
--------------------------------------------------------------------------------
      5 Year                32.72%               20.48%      28.54%     25.03%
--------------------------------------------------------------------------------
     10 Year                18.37%                N/A        18.19%     16.48%
--------------------------------------------------------------------------------
 Since Inception of IAI      N/A                 18.81%      20.78%       [ ]
  Midcap Growth Fund**
--------------------------------------------------------------------------------
*The Standard & Poor's 500 Index (S&P 500) is a broad-based market index and the Lipper Growth Fund Index (LGFI) is an average of funds with similar investment objectives to those of the Funds shown in this table.
**The IAI Midcap Growth Fund's start of performance date was April 10, 1992.

--------------------------------------------------------------------------------
                      Federated
                    International             IAI
Calendar Period       Equity Fund       International Fund       EAFE*
--------------------------------------------------------------------------------
     1 Year              68.52%              8.00%               27.30%
--------------------------------------------------------------------------------
     5 Year              20.45%              4.51%               13.15%
--------------------------------------------------------------------------------
    10 Year              11.59%              5.19%                7.33%
--------------------------------------------------------------------------------
*The Morgan Stanley Capital International Europe,  Australia, and Far East Index
(EAFE) is a broad-based market index. The EAFE is a standard foreign securities index representing major non-U.S. stock markets as monitored by Morgan Stanley Capital International.


--------------------------------------------------------------------------------
                        Federated
                    Large Cap Growth         IAI
Calendar Period          Fund            Growth Fund        S&P 500*
--------------------------------------------------------------------------------
      1 Year             53.12%            20.14%            21.03%
--------------------------------------------------------------------------------
      5 Year              N/A%             20.81%            28.54%
--------------------------------------------------------------------------------
 Since Inception
   of Federated
 Large Cap Growth
      Fund**             54.96%             N/A              22.32%
--------------------------------------------------------------------------------
 Since Inception
  of IAI Growth
     Fund***              N/A              16.20%            22.86%
--------------------------------------------------------------------------------
*The Standard & Poor's 500 Index (S&P 500) is a broad-based  market index.
**The Federated Large Cap Growth Fund's start of performance date was December 29, 1998.
***The IAI Growth Fund's start of performance date was August 6, 1993.


----------------------------------------------------------------------------------------------------
                           Federated           IAI
                           Stock and         Balanced
Calendar Period          Bond Fund, Inc.       Fund         S&P 500*       LBGCBI*        LBFA*
----------------------------------------------------------------------------------------------------
       1 Year                -3.39%           -0.52%         21.03%        -2.15%           8.79%
----------------------------------------------------------------------------------------------------
       5 Year                13.60%           14.89%         28.54%         7.60%          16.26%
----------------------------------------------------------------------------------------------------
       10 Year               10.08%            N/A           18.19%         7.65%          11.86%
----------------------------------------------------------------------------------------------------
 Since Inception of
 IAI Balanced Fund**          N/A             11.09%         20.78%         6.99%            [ ]
----------------------------------------------------------------------------------------------------

*The Standard & Poor's 500 Index (S&P 500) is a broad-based market index and the Lehman Brothers Government/Corporate Bond Index (LBGCBI) is an index composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by Standard and Poor's, if unrated by Moody's, and the Lipper Balanced

Funds Average (LBFA) is an average of funds with similar investment objectives to those of the Funds shown in this table.

**The IAI Balanced Fund's start of performance date was April 10, 1992.

COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS

      A Board of Directors or a Board of Trustees governs each Federated Fund. This Board selects and oversees the adviser, a subsidiary of Federated Investors, who manages the Fund's assets, including buying and selling portfolio securities. Federated Investment Management Company acts as investment adviser to all the Federated Funds, except for Federated International Equity Fund, for which Federated Global Investment Management Corporation (collectively, with Federated Investment Management Company, the "Advisers") acts as investment adviser. The address of Federated Investment Management Company is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of Federated Global Investment Management Corporation is 175 Water Street, New York, New York 10038-9965.

      The Advisers advise approximately 175 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of March 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

      Investment Advisers, Inc. ("IAI") serves as investment adviser to the IAI Funds. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to institutional investors. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.

      The IAI Funds have entered into Management Agreements with IAI under which IAI provides the funds with investment advisory services and is responsible for managing each fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreements for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. The Management Agreements require IAI to pay all of each IAI Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses.

ADMINISTRATIVE AND SHAREHOLDER SERVICES

      Federated Services Company, an affiliate of the Advisers, provides certain administrative personnel and services necessary to operate the Federated Funds. Federated Services Company provides these services at an annual rate based upon the average aggregate daily net assets of all funds advised by the Advisers and their affiliates. The rate charged is 0.15 of 1% on the first $250 million of each fund's average aggregate daily net assets, 0.125 of 1% on the second $250 million, 0.10 of 1% on the third $250 million and 0.075 of 1% of each fund's average aggregate daily net assets in excess of $750 million. Federated Services Company's minimum annual administrative fee for each Federated Fund is $125,000, plus $30,000 for each additional class of shares of any such portfolio. In addition, there are certain fees paid directly by shareholders for certain services provided by Federated Services Company, such as wiring money to or from your bank account, maintaining an IRA account, using a debit card, and obtaining historical account information. See "Comparative Fee Tables - Shareholder Fees."

      The Federated Funds have each entered into a Shareholder Services Agreement under which the Fund may make payments of up to 0.25 of 1% of the average daily net asset value of the shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of the Advisers, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Federated Funds and FSSC.

      Firstar Mutual Fund Service, LLC ("FMFS") provides administrative and accounting services to the IAI Funds. Under a Fund Administration Servicing Agreement between IAI and FMFS, FMFS provides to the IAI Funds general management services, compliance services, financial reporting services, and tax reporting services. Under a Fund Accounting Services Agreement between IAI and FMFS, FMFS provides portfolio accounting services, expense accrual and payment services and fund valuation. Under each agreement, IAI is responsible for paying all fees of FMFS.

      IAI directly or indirectly pays qualifying broker-dealers, financial institutions and other entities for providing administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services to IAI Fund shareholders.

DISTRIBUTION SERVICES
---------------------

      Federated Securities Corp. ("FSC"), an affiliate of the Advisers, is the principal distributor for shares of the Federated Funds. Shares of the Federated Funds are sold at net asset value, plus any applicable sales charges, next determined after an order is received. AFTER THE REORGANIZATION IS COMPLETED, IAI FUND SHAREHOLDERS WILL BE ABLE TO EXCHANGE THEIR SHARES OF FEDERATED FUNDS INTO OR PURCHASE THE SHARES OF ANY OTHER FEDERATED MUTUAL FUND WITHOUT A FRONT-END SALES CHARGE, ASSUMING THE SHAREHOLDER MEETS THAT FUND'S INVESTMENT MINIMUM REQUIREMENTS. (Federated has agreed to waive the initial investment minimum of $25,000 for Automated Cash Management Trust in connection with the Reorganization and any subsequent purchases or exchanges into that Fund by IAI Fund shareholders.) For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectuses and SAIs of the Federated Funds, which are incorporated by reference herein. A copy of the Prospectus of the Federated Fund into which your IAI Fund will be reorganized is included herewith.

      Federated Growth Strategies Fund, Federated International Equity Fund, Automated Cash Management Trust, and Federated American Leaders Fund, Inc. do not have Rule 12b-1 plans in effect with respect to their Class A or Institutional Service Shares and, accordingly, do not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of shares of the Federated Funds under a plan of distribution adopted pursuant to Rule 12b-1. However, for those Federated Funds that are marketed through financial institutions, FSC and FSSC, from their own assets, may pay a financial institution supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to a Federated Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by the Advisers or their affiliates. Federated Bond Fund,

Federated Stock and Bond Fund, Inc., Federated Capital Appreciation Fund, Federated Large Cap Growth Fund and Federated Aggressive Growth Fund have 12b-1 plans in effect.

      Shares of the IAI Funds are self-distributed, I.E., distributed directly by the fund, and are sold at net asset value next determined after an order is received. None of the IAI Funds has a sales charge or 12b-1 fee. IAI may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing distribution services to the IAI Funds.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

         The transfer agent and dividend disbursing agent for each of the Federated Funds is FSSC. FMFS acts as the IAI Funds' transfer agent and dividend disbursing agent. Procedures for the purchase, exchange and redemption of each Federated Fund's shares differ slightly from procedures applicable to the purchase, exchange and redemption of the IAI Fund shares. Reference is made to the Prospectuses of the Federated Funds, and the Prospectuses of the IAI Funds, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of Federated Fund and IAI Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Federated Fund shares and the IAI Fund shares.

         Purchases of shares of the Federated Funds may be made through an investment professional, directly from the Fund or through an exchange from another Federated Fund. Accounts through investment professionals may be subject to higher or lower minimum investment requirements. The following chart shows the minimum initial investment amounts for each Federated Fund:

-----------------------------------------------------------------------------------
                                                                      Systematic
                                                        Retirement    Investment
                                           Retirement      Plan          Plan
                    Initial    Subsequent     Plan      Subsequent    Subsequent
                  Investment   Investment  Investment   Investment    Investment
                    Minimum     Minimum      Minimum     Minimum       Minimum
-----------------------------------------------------------------------------------
All Federated        $1,500      $100         $250        $100         $50
Funds (Except
Automated Cash
Management Trust)
-----------------------------------------------------------------------------------
Automated Cash       $25,000*    None         N/a         N/a          $100
Management Trust
-----------------------------------------------------------------------------------

* This investment minimum will be waived for IAI Fund Shareholders in connection with this Reorganization and for any subsequent exchanges or purchases of shares of Automated Cash Management Trust by IAI Fund Shareholders. For all other accounts, an account may be opened with a smaller amount as long as the minimum amount is reached within 90 days, and an institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund.

      Purchases of shares of the IAI Funds may be made through certain securities dealers or directly by wire or check once an account has been established. The minimum initial investment to establish an account with the IAI Family of Funds is $5,000 for a retail account and $2,000 for an IRA account. In each case, your initial investment may be allocated in any way you wish among the IAI Funds, so long as no less than $1,000 is allocated to any one fund. Once you have met the account minimum, subsequent purchases can be made for as little as $100.

         Each Federated Fund and each IAI Fund reserves the right to reject any purchase request.

         The purchase price of each of the Federated Fund's Class A shares and Institutional Service Shares is based on net asset value, plus any applicable sales charges. However, IAI Fund shareholders will not be charged these sales charges in connection with the Reorganization. The purchase price of the IAI

Fund shares is based on net asset value, without any sales charge. Except in limited circumstances, the net asset value per share for each Federated Fund and each IAI Fund is calculated as of the close of trading (normally 4:00 p.m., Eastern time) (5:00 p.m., Eastern Time, in the case of Automated Cash Management Trust) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. You also have the following purchase options: by a Systematic Investment Program established with the Fund; through a depository institution that is an automated clearing house (ACH) member; or through a retirement account.

         Federated Fund purchase orders by wire are considered received immediately and payments must be received before 3:00 p.m. (Eastern time) (5:00 p.m. (Eastern time) in the case of Automated Cash Management Trust) on the next business day following the order. Federated Fund purchase orders received by check are considered received after the check is converted into federal funds, which normally occurs the business day after receipt, and shares will be eligible to receive interest and/or dividends when the Fund receives the payment. IAI Fund purchase or redemption orders are considered received when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at a Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

         Shares in certain of the funds for which the Advisers serve as investment adviser may be exchanged for shares of a Federated Fund at net asset value. Shares of the Federated Funds may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the Fund if you purchased shares directly from the Fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal tax purposes. Shares of the IAI Funds may be exchanged for shares of another IAI Fund if you satisfy the fund's purchase requirements.

         Redemptions of Federated Fund Shares may be made through an investment professional, by telephone or by mailing a written request. Shares of the Federated Funds are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Proceeds normally are wired or mailed within one business after receiving a request in proper form, although payment may be delayed up to seven days. You also have the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

         Redemptions of IAI Fund shares may be made by telephone or by mailing a written request, however, telephone redemptions are not permitted for IRAs. To redeem IAI Fund shares from an IRA account, an IRA Distribution Form must be completed and returned to IAI. Telephonic redemptions are limited to $50,000. Shares of the IAI Funds are each redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Proceeds sent by check will ordinarily be mailed on the business day following your redemption request, although payment may be made as late as seven days after receipt of a redemption request. When redeeming by phone, you may have the proceeds wired to your bank account, subject to certain requirements, or sent to your bank account by an Automatic Clearing House. Proceeds will be wired on the next business day after your redemption request. Proceeds sent by ACH transfer should be credited the second day after the redemption.

DIVIDENDS AND OTHER DISTRIBUTIONS

          The following chart compares when each IAI Fund and each Federated Fund declares and pays dividends. All of the IAI Funds and Federated Funds declare and pay capital gain distributions, if any, at least annually.

----------------------------------------------------------------------------------------------------------------------
                                                    Dividends                                         Dividends
                 IAI Fund                         Distribution             Federated Fund            Distribution
----------------------------------------------------------------------------------------------------------------------
IAI Emerging Growth Fund                     Declares and pays        Federated Aggressive       Declares and pays
                                             semi-annually            Growth Fund                annually
IAI Long Term Growth Fund

IAI Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------
IAI Growth and Income Fund                   Declares and pays        Federated American         Declares daily and
                                             semi-annually            Leaders Fund, Inc.         pays quarterly
----------------------------------------------------------------------------------------------------------------------
IAI Money Market Fund                        Declares daily and       Automated Cash             Declares daily and
                                             pays monthly             Management Trust           pays monthly
----------------------------------------------------------------------------------------------------------------------
IAI Bond Fund                                Declares and pays        Federated Bond Fund        Declares and pays
                                             monthly                                             monthly
----------------------------------------------------------------------------------------------------------------------
IAI Regional Fund                            Declares and pays        Federated Capital          Declares and pays
                                             semi-annually            Appreciation Fund          quarterly
----------------------------------------------------------------------------------------------------------------------
IAI Midcap Growth Fund                       Declares and pays        Federated Growth           Declares and pays
                                             semi-annually            Strategies Fund            annually
----------------------------------------------------------------------------------------------------------------------
IAI International Fund                       Declares and pays        Federated International    Declares and pays
                                             semi-annually            Equity Fund                annually
----------------------------------------------------------------------------------------------------------------------
IAI Growth Fund                              Declares and pays        Federated Large Cap        Declares and pays
                                             semi-annually            Growth Fund                annually
----------------------------------------------------------------------------------------------------------------------
IAI Balanced Fund                            Declares and pays        Federated Stock and Bond   Declares and pays
                                             semi-annually            Fund, Inc.                 quarterly
----------------------------------------------------------------------------------------------------------------------

         With respect to both the Federated Funds and the IAI Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

TAX CONSEQUENCES

         As a condition to the Reorganization, each Federated Fund and each IAI Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Federated Fund nor the IAI Fund nor the shareholders of the IAI Fund will recognize any gain or loss. The tax basis of the Federated Fund's shares received by the IAI Fund's shareholders will be the same as the tax basis of their shares in the IAI Fund.

                                  RISK FACTORS

          The following tables compare the principal risks of investing in the IAI Funds and the corresponding Federated Funds. The tables are arranged alphabetically according to the name of the Federated Fund.

--------------------------------------------------------------------------------
IAI EMERGING GROWTH FUND                 FEDERATED AGGRESSIVE GROWTH FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      Federated Aggressive Growth Fund is
the IAI Emerging Growth Fund are         subject to the following  principal
substantially the same as those of the   risks:
Federated Aggressive Growth Fund,
except that the IAI Emerging Growth        o   STOCK MARKET RISKS. The value of
Fund has the following additional              equity securities in the Fund's
risks:                                         portfolio will fluctuate and, as
                                               a result, the Fund's share price
                                               may decline suddenly or over a
  o   RISKS OF THE TECHNOLOGY SECTOR. A        sustained period of time.
      portion of the Fund currently is
      invested in the technology           o   LIQUIDITY RISKS. The equity
      sector. Technology is an                 securities in which the Fund
      extremely competitive industry           invests may be less readily
      where rapid new developments             marketable and may be subject to
      could have a dramatic impact on a        greater fluctuation in price
      company's earnings growth                than other securities.
      potential. In addition, many             Consequently, the Fund may have
      technology companies are                 to accept a lower price to sell
      sensitive to global and domestic         a security, sell other
      economic conditions and, for some        securities to raise cash or give
      companies, earnings growth may be        up an investment opportunity,
      tied to product cycles within            any of which could have a
      their specific industries. If            negative effect on the Fund's
      technology continues to advance          performance.
      at an accelerated rate and the
      number of companies and product      o   RISKS RELATED TO COMPANY SIZE.
      offerings continues to expand,           Because the smaller companies in
      these companies could become             which the Fund may invest may
      increasingly sensitive to short          have unproven track records, a
      product cycles within their              limited product or service base
      specific industries and                  and limited access to capital,
      aggressive pricing.                      they may be more likely to fail
                                               than larger companies.

                                           o   SECTOR RISKS. As the Fund's
                                               adviser allocates more of the
                                               Fund's portfolio holdings to a
                                               particular sector, the Fund's
                                               performance will be more
                                               susceptible to any economic,
                                               business or other developments
                                               which generally affect that
                                               sector.

                                           o   RISKS OF FOREIGN INVESTING.
                                               Because the Fund invests in
                                               securities issued by foreign
                                               companies, the Fund's share
                                               price may be more affected by
                                               foreign economic and political
                                               conditions, taxation policies
                                               and accounting and auditing
                                               standards than would otherwise
                                               be the case.

                                           o   RISKS  RELATED TO  INVESTING  FOR
                                               GROWTH.   The  growth  stocks  in
                                               which   the  Fund   invests   are
                                               typically   more   volatile  than
                                               value  stocks and may depend more
                                               on price  changes than  dividends
                                               for returns.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAI LONG TERM GROWTH FUND                FEDERATED AGGRESSIVE GROWTH FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      Federated  Aggressive Growth Fund is
the IAI Long Term Growth Fund are        subject to the following  principal
substantially the same as those of       the risks:
the Federated Aggressive Growth Fund,
except that the IAI Long Term Growth       o   STOCK MARKET RISKS. The value of
Fund has the following additional              equity securities in the Fund's
risks:                                         portfolio will fluctuate and, as
                                               a result, the Fund's share price
  o   RISKS OF THE TECHNOLOGY SECTOR. A        may decline suddenly or over a
      portion of the Fund currently is         sustained period of time.
      invested in the technology
      sector. Technology is an             o   LIQUIDITY RISKS. The equity
      extremely competitive industry           securities in which the Fund
      where rapid new developments             invests may be less readily
      could have a dramatic impact on a        marketable and may be subject to
      company's earnings growth                greater fluctuation in price
      potential. In addition, many             than other securities.
      technology companies are                 Consequently, the Fund may have
      sensitive to global and domestic         to accept a lower price to sell
      economic conditions and, for some        a security, sell other
      companies, earnings growth may be        securities to raise cash or give
      tied to product cycles within            up an investment opportunity,
      their specific industries. If            any of which could have a
      technology continues to advance          negative effect on the Fund's
      at an accelerated rate and the           performance.
      number of companies and product
      offerings continues to expand,       o   RISKS RELATED TO COMPANY SIZE.
      these companies could become             Because the smaller companies in
      increasingly sensitive to short          which the Fund may invest may
      product cycles within their              have unproven track records, a
      specific industries and                  limited product or service base
      aggressive pricing.                      and limited access to capital,
                                               they may be more likely to fail
Prior to the IAI Board of Directors'           than larger companies.
approval of the change in the name of
the IAI LONG TERM GROWTH FUND to the       o   SECTOR RISKS. As the Fund's
IAI LONG TERM GROWTH FUND and certain          adviser allocates more of the
changes to the FUND'S non-fundamental          Fund's portfolio holdings to a
investment limitations, the principal          particular sector, the Fund's
risks of investing in the IAI Long Term        performance will be more
Growth Fund were substantially similar         susceptible to any economic,
to those of the Federated Aggressive           business or other developments
Growth Fund, except that IAI Long Term         which generally affect that
Growth Fund had the following                  sector.
additional risks:
                                           o   RISKS OF FOREIGN INVESTING.
  o   RISKS OF VALUE STOCKS.   In              Because the Fund invests in
      selecting these value stocks, the        securities issued by foreign
      Fund's adviser will be exercising        companies, the Fund's share
      opinions and judgments which may         price may be more affected by
      be contrary to those of the              foreign economic and political
      majority of investors. There is a        conditions, taxation policies
      risk that the judgment of the            and accounting and auditing
      majority may be correct, in which        standards than would otherwise
      case the Fund may incur losses,          be the case.
      or its profits may be limited.
      Even if the  adviser's  judgment     o  RISKS  RELATED TO  INVESTING  FOR
      is correct, there may be a long         GROWTH. The growth stocks in
      security  which the Fund  invests are   which the Fund invests are
      typically more volatile than capital    typically more volatile than
      and may depend more be nonproductive    value stocks and may depend more
      dividends period of time.               on price changes than dividends
                                              for returns.
  o   RISKS OF THE TECHNOLOGY SECTOR. A
      portion of the Fund currently is
      invested in the technology
      sector. Technology is an
      extremely competitive industry
      where rapid new developments
      could have a dramatic impact on a
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      company's earnings growth
      potential. In addition, many
      technology companies are
      sensitive to global and domestic
      economic conditions and, for some
      companies, earnings growth may be
      tied to product cycles within
      their specific industries. If
      technology continues to advance
      at an accelerated rate and the
      number of companies and product
      offerings continues to expand,
      these companies could become
      increasingly sensitive to short
      product cycles within their
      specific industries and
      aggressive pricing.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAI CAPITAL APPRECIATION FUND            FEDERATED AGGRESSIVE GROWTH FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in the  Federated  Aggressive Growth Fund is
IAI Capital  Appreciation Fund are       subject to the following principal
substantially the same as those of the   risks:
Federated Aggressive Growth Fund,
except that the IAI Capital                o   STOCK MARKET RISKS. The value of
Appreciation Fund has the following            equity securities in the Fund's
additional risks:                              portfolio will fluctuate and, as
                                               a result, the Fund's share price
   o  RISKS OF THE TECHNOLOGY SECTOR. A        may decline suddenly or over a
      portion of the Fund currently is         sustained period of time.
      invested in the technology
      sector. Technology is an             o   LIQUIDITY RISKS. The equity
      extremely competitive industry           securities in which the Fund
      where rapid new developments             invests may be less readily
      could have a dramatic impact on a        marketable and may be subject to
      company's earnings growth                greater fluctuation in price
      potential. In addition, many             than other securities.
      technology companies are                 Consequently, the Fund may have
      sensitive to global and domestic         to accept a lower price to sell
      economic conditions and, for some        a security, sell other
      companies, earnings growth may be        securities to raise cash or give
      tied to product cycles within            up an investment opportunity,
      their specific industries. If            any of which could have a
      technology continues to advance          negative effect on the Fund's
      at an accelerated rate and the           performance.
      number of companies and product
      offerings continues to expand,       o   RISKS RELATED TO COMPANY SIZE.
      these companies could become             Because the smaller companies in
      increasingly sensitive to short          which the Fund may invest may
      product cycles within their              have unproven track records, a
      specific industries and                  limited product or service base
      aggressive pricing.                      and limited access to capital,
                                               they may be more likely to fail
                                               than larger companies.

                                           o   SECTOR RISKS. As the Fund's
                                               adviser allocates more of the
                                               Fund's portfolio holdings to a
                                               particular sector, the Fund's
                                               performance will be more
                                               susceptible to any economic,
                                               business or other developments
                                               which generally affect that
                                               sector.

                                           o   RISKS OF FOREIGN INVESTING.
                                               Because the Fund invests in
                                               securities issued by foreign
                                               companies, the Fund's share
                                               price may be more affected by
                                               foreign economic and political
                                               conditions, taxation policies
                                               and accounting and auditing
                                               standards than would otherwise
                                               be the case.

                                           o   RISKS  RELATED TO  INVESTING  FOR
                                               GROWTH.   The  growth  stocks  in
                                               which   the  Fund   invests   are
                                               typically   more   volatile  than
                                               value  stocks and may depend more
                                               on price  changes than  dividends
                                               for returns.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAI GROWTH AND INCOME FUND               FEDERATED AMERICAN LEADERS FUND, INC.
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      Federated American Leaders Fund, Inc.
the IAI Growth and Income Fund are       is subject to the following principal
substantially similar to those of the    risks:
Federated American Leaders Fund, Inc.
However, the Fund uses the "growth"        o   STOCK MARKET RISKS. The value of
style of investing rather than the             equity securities in the Fund's
"value" style, and is thus subject to          portfolio will fluctuate and, as
the following principal risk:                  a result, the Fund's share price
                                               may decline suddenly or over a
  o   RISKS OF GROWTH STOCKS. The Fund         sustained period of time.
      invests primarily in stocks of
      companies that the Fund's adviser    o   RISKS RELATING TO INVESTING FOR
      believes have above-average              VALUE. Due to the Fund's value
      prospects for growth. If the             style of investing, the Fund's
      adviser incorrectly assesses a           share price may lag that of
      company's prospects for growth,          other funds using a different
      or if its judgment about how             investment style. Due to their
      other investors will value the           relatively low valuations, value
      company's growth is wrong, then          stocks are typically less
      the price of the company's stock         volatile than growth stocks. For
      may decrease, or it may not              instance, the price of a value
      increase to the level that the           stock may experience a smaller
      adviser had anticipated.                 increase on a forecast of higher
                                               earnings,  a positive fundamental
                                               development,  or positive  market
                                               development.    Further,    value
                                               stocks   tend  to   have   higher
                                               dividends   than  growth  stocks.
                                               This  means they  depend  less on
                                               price changes for returns and may
                                               lag behind growth stocks in an up
                                               market.

                                           o   SECTOR RISK. Because the Fund
                                               may allocate relatively more of
                                               its assets to one or more
                                               industry sectors comprising the
                                               Standard and Poor's 500 Index
                                               than to other sectors of the
                                               Index, the Fund's performance
                                               will be more susceptible to any
                                               developments which affect the
                                               sectors emphasized by the Fund.

                                           o   RISKS OF INVESTING IN AMERICAN
                                               DEPOSITARY RECEIPTS ("ADRS").
                                               Because the Fund may invest in
                                               ADRs issued by foreign
                                               companies, the Fund's share
                                               price may be more affected by
                                               foreign economic and political
                                               conditions, taxation policies
                                               and accounting and auditing
                                               standards than would otherwise
                                               be the case.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAI MONEY MARKET FUND                    AUTOMATED CASH MANAGEMENT TRUST
                                         (INSTITUTIONAL SERVICE SHARES)
--------------------------------------------------------------------------------
The principal risks of investing in the Automated Cash Management Trust is IAI Money Market Fund are substantially subject to the following principal
the same as those of Automated Cash      risks:
Management Trust.
                                           o   INTEREST RATE RISK. Prices of
                                               fixed income securities
                                               generally fall when interest
                                               rates rise.  Interest rate
                                               changes have a greater effect on
                                               the price of fixed income
                                               securities with longer
                                               durations.  The Fund minimizes
                                               this risk by purchasing
                                               short-term securities.

                                           o   CREDIT RISKS. There is a
                                               possibility that issuers of
                                               securities in which the Fund may
                                               invest may default in the
                                               payment of interest or principal
                                               on the securities when due,
                                               which would cause the Fund to
                                               lose money.

                                           o   SECTOR RISKS.  A substantial
                                               part of the Fund's portfolio may
                                               be comprised of securities that
                                               are credit enhanced by banks or
                                               companies with similar
                                               characteristics.  As a result,
                                               the Fund may be more susceptible
                                               to any economic, business,
                                               political or other developments
                                               which generally affect these
                                               entities.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAI BOND FUND                            FEDERATED BOND FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      The Federated Bond Fund is subject to
the IAI Bond Fund are substantially      the following principal risks:
similar to those of the Federated Bond
Fund, except that IAI Bond Fund has        o INTEREST RATE RISKS.  Prices of
the following additional risks:              fixed income securities rise and
                                             fall in response to changes in the
  o RISKS OF  PREFERRED  STOCKS AND          interest rate paid by similar
    CONVERTIBLE SECURITIES. The risks        securities. Interest rate changes
    associated with investing in             have a greater effect on the price
    preferred stocks and convertible         of fixed income securities with
    securities are similar to the            longer durations.
    risks of investing in equity
    securities, including the ris          o CREDIT RISKS. There is a
    that the prices of the securities        possibility that issuers of
    will decline in response to the          securities in which the Fund may
    activities of the issuing company        invest may default in the
    or in response to general market         payment of interest or principal
    and/or economic conditions.              on the securities when due,
                                             which would cause the Fund to
  o RISKS OF DERIVATIVE INSTRUMENTS.         lose money. Many fixed income
    The use of derivative instruments        securities receive credit
    exposes the Fund to additional           ratings from services who assign
    risks and transaction costs.             ratings by assessing the
    Successful use of these                  likelihood of issuer default.
    instruments depends on the Fund's        Lower credit ratings correspond
    adviser's ability to correctly           to higher credit risk.  Fixed
    forecast the direction of market         income securities generally
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    movements. The Fund's performance        compensate for greater credit
    could be worse than if the Fund          risk by paying interest at a
    had not used these instruments if        higher rate.
    the Fund's adviser's judgment
    proves incorrect. In addition,         o LIQUIDITY RISKS.  The fixed
    even if the adviser's forecast is        income securities in which the
    correct, there may be an                 Fund invests may be less readily
    imperfect correlation between the        marketable and may be subject to
    price of derivative instruments          greater fluctuation in price
    and movements in the prices of           than other securities.
    the securities, interest rates or        Consequently, the Fund may have
    currencies being hedged.                 to accept a lower price to sell
                                             a security, sell other
  o RISKS OF DOLLAR ROLL                     securities to raise cash or give
    TRANSACTIONS. The use of mortgage        up an investment opportunity,
    dollar rolls could increase the          any of which could have a
    volatility of the Fund's share           negative effect on the Fund's
    price. It could also diminish the        performance.
    Fund's investment performance if
    the Fund's adviser does not            o RISKS ASSOCIATED WITH
    predict mortgage prepayments and         NONINVESTMENT GRADE SECURITIES.
    interest rates correctly.                Securities rated below investment
                                             grade,  also known as junk bonds,
                                             generally  entail greater market,
                                             credit and  liquidity  risks than
                                             investment grade securities.  For
                                             example,  their  prices  are more
                                             volatile,  economic downturns and
                                             financial   setbacks  may  affect
                                             their prices more negatively, and
                                             their trading  market may be more
                                             limited.

                                           o RISKS OF FOREIGN INVESTING.
                                             Because the Fund invests in
                                             securities issued by foreign
                                             companies, the Fund's share
                                             price may be more affected by
                                             foreign economic and political
                                             conditions, taxation policies
                                             and accounting and auditing
                                             standards than would otherwise
                                             be the case.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAI REGIONAL FUND                        FEDERATED CAPITAL APPRECIATION FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      Federated Capital Appreciation Fund is
the IAI Regional Fund are                subject to the following principal
substantially similar to those of the    risks:
Federated Aggressive Growth Fund,
except that IAI Regional Fund may          o STOCK MARKET  RISKS.  The value of
have greater exposure to the                 equity  securities in the Fund's
following risks of geographic                portfolio  will  fluctuate and, as
limitation by virtue of investing            a result, the Fund's share price
primarily in a certain geographic region:    may decline suddenly or over a
                                             sustained period of time.

  o   RISKS OF GEOGRAPHIC LIMITATION.      o LIQUIDITY RISKS.  The equity
      The Fund's policy of investing         securities in which the Fund
      primarily in a certain geographic      invests may be less readily
      region means that it will be           marketable and may be subject to
      subject to adverse economic,           greater fluctuation in price
      political or other developments        than other securities.
      in that region. Moreover, because      Consequently, the Fund may have
      of this geographic limitation,         to accept a lower price to sell
      the Fund may be less diversified       a security, sell other
      by industry and company than           securities to raise cash or give
      other funds with a similar             up an investment opportunity,
      investment objective and no such       any of which could have a
      geographic limitation.                 negative effect on the Fund's
                                             performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           o   RISKS RELATED TO COMPANY SIZE.
                                               Because the smaller companies in
                                               which the Fund may invest may
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital,
                                               they may be more likely to fail
                                               than larger companies.

                                           o   SECTOR RISKS. As the Fund's
                                               adviser allocates more of the
                                               Fund's portfolio holdings to a
                                               particular sector, the Fund's
                                               performance will be more
                                               susceptible to any economic,
                                               business or other developments
                                               which generally affect that
                                               sector.

                                           o   RISKS OF FOREIGN INVESTING.
                                               Because the Fund invests in
                                               securities issued by foreign
                                               companies, the Fund's share
                                               price may be more affected by
                                               foreign economic and political
                                               conditions, taxation policies
                                               and accounting and auditing
                                               standards than would otherwise
                                               be the case.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAI MIDCAP GROWTH FUND                   FEDERATED GROWTH STRATEGIES FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      Federated Growth Strategies Fund is
the IAI Midcap Growth Fund are           subject to the following principa;
substantially similar to those of
the Federated Growth Strategies            o   STOCK MARKET RISKS. The value of
Fund.                                          equity securities in the Fund's
                                               portfolio will fluctuate and, as
                                               a result, the Fund's share price
                                               may decline suddenly or over a
                                               sustained period of time.

                                           o   RISKS  RELATED TO  INVESTING  FOR
                                               GROWTH.   The  growth  stocks  in
                                               which   the  Fund   invests   are
                                               typically   more   volatile  than
                                               value  stocks and may depend more
                                               on price  changes than  dividends
                                               for returns.

                                           o   RISKS RELATED TO COMPANY SIZE.
                                               Because the smaller companies in
                                               which the Fund may invest may
                                               have unproven track records, a
                                               limited product or service base
                                               and limited access to capital,
                                               they may be more likely to fail
                                               than larger companies.

                                           o   SECTOR RISKS. As the Fund's
                                               adviser allocates more of the
                                               Fund's portfolio holdings to a
                                               particular sector, the Fund's
                                               performance will be more
                                               susceptible to any economic,
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               business or other developments
                                               which generally affect that
                                               sector.

                                           o   LIQUIDITY RISKS. The equity
                                               securities in which the Fund
                                               invests may be less readily
                                               marketable and may be subject to
                                               greater fluctuation in price
                                               than other securities.
                                               Consequently, the Fund may have
                                               to accept a lower price to sell
                                               a security, sell other
                                               securities to raise cash or give
                                               up an investment opportunity,
                                               any of which could have a
                                               negative effect on the Fund's
                                               performance.

                                           o   RISKS OF INVESTING IN AMERICAN
                                               DEPOSITARY RECEIPTS ("ADRS").
                                               Because the Fund may invest in
                                               ADRs issued by foreign
                                               companies, the Fund's share
                                               price may be more affected by
                                               foreign economic and political
                                               conditions, taxation policies,
                                               and accounting and auditing
                                               standards, than would otherwise
                                               be the case.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAI INTERNATIONAL FUND                   FEDERATED INTERNATIONAL EQUITY FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in      The Federated International Equity
the IAI International Fund are           Fund is subject to the following
substantially similar to those of the    principal risks:
Federated International Equity Fund,
except that IAI International Fund has     o STOCK MARKET RISKS. The value of
the following additional risks:              equity securities in the  Fund's
                                             portfolio will fluctuate and, as a
  o   RISKS OF VALUE STOCKS. The Fund        result, the Fund's share price may
      looks for undervalued securities       decline suddenly or over a
      with appraised investment values       sustained period of time.
      greater than their market prices.
      These securities can remain          o CURRENCY RISKS.  Exchange rates
      undervalued for years. There is a      for currencies fluctuate daily.
      risk that their prices will never      Foreign securities are normally
      reach what the Fund's sub-adviser      denominated and traded in
      believes is the securities' true       foreign currencies. As a result,
      value, or that their prices will       the value of the Fund's foreign
      go down.                               investments and the value of its
                                             shares may be affected favorably
  o   RISKS OF FOREIGN CURRENCY HEDGING      or unfavorably by changes in
      TRANSACTIONS.  Attempts by the         currency exchange rates relative
      Fund to minimize the effects of        to the U.S. dollar. The
      currency fluctuations through the      combination of currency risk and
      use of foreign currency hedging        market risks tends to make
      transactions may not be                securities traded in foreign
      successful or the Fund's hedging       markets more volatile than
      transactions may limit the Fund's      securities traded exclusively in
      ability to take advantage of a         the United States.
      favorable change in the value of
      foreign currencies.                  o RISKS OF FOREIGN INVESTING.
                                             Foreign securities pose
                                             additional risks because foreign
                                             economic or political conditions
                                             may be less favorable than those
                                             of the United States. Foreign
                                             financial markets may also have
                                             fewer investor protections.
                                             Securities in foreign markets
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             may also be subject to taxation
                                             policies that reduce returns for
                                             U.S. investors.  Foreign
                                             countries may have restrictions
                                             on foreign ownership of
                                             securities or may impose
                                             exchange controls, capital flow
                                             restrictions or repatriation
                                             restrictions which could
                                             adversely affect the liquidity
                                             of the Fund's investments.
                                             Legal remedies available to
                                             investors in certain foreign
                                             countries may be more limited
                                             than those available with
                                             respect to investments in the
                                             United States or in other
                                             foreign countries. Foreign
                                             companies may not provide
                                             information (including financial
                                             statements) as frequently or to
                                             as great an extent as companies
                                             in the United States. Foreign
                                             companies may also receive less
                                             coverage than U.S. companies by
                                             market analysts and the
                                             financial press. In addition,
                                             foreign countries may lack
                                             financial controls and reporting
                                             standards, or regulatory
                                             requirements comparable to those
                                             applicable to U.S. companies.
                                             These factors may prevent the
                                             Fund and its adviser from
                                             obtaining information concerning
                                             foreign companies that is as
                                             frequent, extensive and reliable
                                             as the information available
                                             concerning companies in the
                                             United States.

                                           o CUSTODIAL SERVICES AND RELATED
                                             INVESTMENT COSTS.  Custodial
                                             services and other costs
                                             relating to investment in
                                             international securities markets
                                             are generally more expensive
                                             than in the United States. Such
                                             markets have settlement and
                                             clearance procedures that differ
                                             from those in the United
                                             States.  In certain markets
                                             there have been times when
                                             settlements have been unable to
                                             keep pace with the volume of
                                             securities transactions, making
                                             it difficult to conduct such
                                             transactions. The inability of
                                             the Fund to make intended
                                             securities purchases due to
                                             settlement problems could cause
                                             the Fund to miss attractive
                                             investment opportunities. The
                                             inability to dispose of a
                                             portfolio security caused by
                                             settlement problems could result
                                             either in losses to the Fund due
                                             to a subsequent decline in value
                                             of the portfolio security or
                                             could result in possible
                                             liability to the Fund. In
                                             addition, security settlement
                                             and clearance procedures in some
                                             emerging countries may not fully
                                             protect the Fund against loss or
                                             theft of its assets.

                                           o EURO RISKS.  The Fund makes
                                             significant investments in
                                             securities denominated in the
                                             Euro, the new single currency of
                                             the European Monetary Union
                                             (EMU). Therefore, the exchange
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             rate between the Euro and the
                                             U.S. dollar will have a
                                             significant impact on the value
                                             of the Fund's investments.

                                           o LIQUIDITY RISKS.  The equity
                                             securities in which the Fund
                                             invests may be less readily
                                             marketable and may be subject to
                                             greater fluctuation in price
                                             than other securities.
                                             Consequently, the Fund may have
                                             to accept a lower price to sell
                                             a security, sell other
                                             securities to raise cash or give
                                             up an investment opportunity,
                                             any of which could have a
                                             negative effect on the Fund's
                                             performance.

                                           o SECTOR AND REGIONAL RISKS. As
                                             the Fund's adviser allocates
                                             more of the Fund's portfolio
                                             holdings to a particular sector,
                                             or geographic region, the Fund's
                                             performance will be more
                                             susceptible to any economic,
                                             business or other developments
                                             which generally affect that
                                             sector or geographic region.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IAI GROWTH FUND                          FEDERATED LARGE CAP GROWTH FUND
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in     Federated Large Cap Growth Fund is
the IAI Growth Fund are substantially   subject to the following principal
similar to those of the Federated       risks:
Large Cap Growth Fund.
                                           o STOCK MARKET RISKS. The value of
                                             equity securities in the Fund's
                                             portfolio will fluctuate and, as
                                             a result, the Fund's share price
                                             may decline suddenly or over a
                                             sustained period of time.

                                           o SECTOR RISKS. As the Fund's
                                             adviser allocates more of the
                                             Fund's portfolio holdings to a
                                             particular sector, the Fund's
                                             performance will be more
                                             susceptible to any economic,
                                             business or other developments
                                             which generally affect that
                                             sector.

                                           o RISKS  RELATED TO  INVESTING  FOR
                                             GROWTH.   The  growth  stocks  in
                                             which   the  Fund   invests   are
                                             typically   more   volatile  than
                                             value  stocks and may depend more
                                             on price  changes than  dividends
                                             for returns.

                                           o RISKS OF INVESTING IN AMERICAN
                                             DEPOSITARY RECEIPTS ("ADRS").
                                             Because the Fund may invest in
                                             ADRs issued by foreign
                                             companies, the Fund's share
                                             price may be more affected by
                                             foreign economic and political
                                             conditions, taxation policies
                                             and accounting and auditing
                                             standards than would otherwise
                                             be the case.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAI BALANCED FUND                        FEDERATED STOCK AND BOND FUND, INC.
                                         (CLASS A)
--------------------------------------------------------------------------------
The principal risks of investing in the  The Federated Stock and Bond Fund,
IAI Balanced Fund are substantially      Inc. is subject to the following
similar to those of the Federated        principal risks:
Stock and Bond Fund, Inc., except
that IAI Balanced Fund has the           The specific risks associated with
following additional risks:              equity securities are as follows:

  o   RISKS OF FOREIGN SECURITIES.         o STOCK MARKET RISKS.  The value
      Investing in foreign securities        of equity securities in the
      typically involves risks not           Fund's portfolio will fluctuate
      associated with U.S. investing.        and, as a result, the Fund's
      Risks of foreign investing             share price may decline suddenly
      include the risk that the Fund         or over a sustained period of
      may experience a decline in net        time.
      asset value resulting from
      changes in exchange rates between    o LIQUIDITY RISKS.   The equity
      the U.S. dollar and foreign            and fixed income securities in
      currencies, the risk of adverse        which the Fund invests may be
      political and economic                 less readily marketable and may
      developments, and the possibility      be subject to greater
      of expropriation, nationalization      fluctuation in price than other
      or confiscatory taxation or            securities.  Consequently, the
      limitations on the removal of          Fund may have to accept a lower
      Fund assets.                           price to sell a security, sell
                                             other securities to raise cash
  o   RISKS OF DERIVATIVE INSTRUMENTS.       or give up an investment
      The use of derivative instruments      opportunity, any of which could
      exposes the Fund to additional         have a negative effect on the
      risks and transaction costs.           Fund's performance.
      Successful use of these
      instruments depends on the Fund's    o RISKS RELATED TO COMPANY SIZE.
      adviser's ability to correctly         Because the smaller companies in
      forecast the direction of market       which the Fund may invest may
      movements. The Fund's performance      have unproven track records, a
      could be worse than if the Fund        limited product or service base
      had not used these instruments if      and limited access to capital,
      the adviser's judgment proves          they may be more likely to fail
      incorrect. In addition, even if        than larger companies.
      the Fund's adviser's forecast is
      correct, there may be an             o SECTOR RISKS.  As the Fund's
      imperfect correlation between the      adviser allocates more of the
      price of derivative instruments        Fund's portfolio holdings to a
      and movements in the prices of         particular sector, the Fund's
      the securities, interest rates or      performance will be more
      currencies being hedged.               susceptible to any economic,
                                             business or other developments
  o   RISKS OF DOLLAR ROLL                   which generally affect that
      TRANSACTIONS. The use of mortgage      sector.
      dollar rolls could increase the
      volatility of the Fund's share       o RISKS RELATED TO INVESTING FOR
      price. It could also diminish the      VALUE.  Due to their relatively
      Fund's investment performance if       low valuations, value stocks are
      the Fund's adviser does not            typically less volatile than
      predict mortgage prepayments and       growth stocks. For instance, the
      interest rates correctly.              price of a value stock may
                                             experience a smaller  increase on
                                             a forecast of higher earnings,  a
                                             positive fundamental development,
                                             or positive  market  development.
                                             Further,  value  stocks  tend  to
                                             have higher dividends than growth
                                             stocks.  This means  they  depend
                                             less on price changes for returns
                                             and may lag behind  growth stocks
                                             in an up market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         The  specific  risks   associated  with
                                         fixed income securities are as follows:

                                           o INTEREST RATE RISKS.  Prices of
                                             fixed income securities rise and
                                             fall in response to changes in
                                             the interest rate paid by
                                             similar securities. Interest
                                             rate changes have a greater
                                             effect on the price of fixed
                                             income securities with longer
                                             durations.

                                           o CREDIT RISKS. There is a
                                             possibility that issuers of
                                             securities in which the Fund may
                                             invest may default in the
                                             payment of interest or principal
                                             on the securities when due,
                                             which would cause the Fund to
                                             lose money. Many fixed income
                                             securities receive credit
                                             ratings from services who assign
                                             ratings by assessing the
                                             likelihood of issuer default.
                                             Lower credit ratings correspond
                                             to higher credit risk.  Fixed
                                             income securities generally
                                             compensate for greater credit
                                             risk by paying interest at a
                                             higher rate.

                                           o LIQUIDITY RISKS.  The fixed
                                             income securities in which the
                                             Fund invests may be less readily
                                             marketable and may be subject to
                                             greater fluctuation in price
                                             than other securities.
                                             Consequently, the Fund may have
                                             to accept a lower price to sell
                                             a security, sell other
                                             securities to raise cash or give
                                             up an investment opportunity,
                                             any of which could have a
                                             negative effect on the Fund's
                                             performance.

                                           o PREPAYMENT RISK. When homeowners
                                             prepay their mortgages in
                                             response to lower interest
                                             rates, the Fund will be required
                                             to reinvest the proceeds at the
                                             lower interest rates available.
                                             Also, when interest rates fall,
                                             the price of mortgage backed
                                             securities may not rise to as
                                             great an extent as that of other
                                             fixed income securities.
                                             Conversely, prepayments due to
                                             refinancings decrease when
                                             mortgage rates increase.  This
                                             extends the life of mortgage
                                             backed securities with lower
                                             interest rates.  Other economic
                                             factors can also lead to
                                             increases or decreases in
                                             prepayments.  Increases in
                                             prepayments of high interest
                                             rate mortgage backed securities,
                                             or decreases in prepayments of
                                             lower interest rate mortgage
                                             backed securities, may reduce
                                             their yield and price.  The
                                             price of mortgage backed
                                             securities may be more volatile
                                             than many other types of fixed
                                             income securities with
                                             comparable credit risks because
                                             of the risk of prepayment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           o RISKS ASSOCIATED WITH
                                             NONINVESTMENT GRADE SECURITIES.
                                             Securities rated below
                                             investment grade, also known as
                                             junk bonds, generally entail
                                             greater market, credit and
                                             liquidity risks than investment
                                             grade securities. For example,
                                             their prices are more volatile,
                                             economic downturns and financial
                                             setbacks may affect their prices
                                             more negatively, and their
                                             trading market may be more
                                             limited.
--------------------------------------------------------------------------------


                      INFORMATION ABOUT THE REORGANIZATION

AGREEMENT BETWEEN IAI AND FEDERATED INVESTORS FOR SALE OF IAI'S MUTUAL FUND ADVISORY BUSINESS

          On June 16, 2000, IAI and Federated Investors reached a definitive agreement covering the sale by IAI of its mutual fund advisory business to
Federated Investors. Pursuant to the agreement between IAI and Federated Investors, IAI will receive from Federated Investors a lump sum payment on the closing date of the Reorganization based primarily upon the net assets of the IAI Funds, as well as contingent payments subsequent to that date. The contingent payments will be based primarily upon the amount of assets maintained in Federated mutual funds by IAI Fund shareholders. Consummation of the Agreement between Federated and IAI with respect to an IAI Fund is conditioned upon, among other things, shareholders of that IAI Fund approving the Reorganization.

          In determining to sell its mutual fund advisory business, IAI management considered its ability to remain competitive in an environment where scale was becoming more and more important to running a successful mutual fund business. After such consideration, IAI and the Board of Directors of the IAI Funds concluded that larger mutual fund companies would be in the best position to offer excellent products and services in the years ahead, as the mutual fund industry matures. IAI found that Federated Investors, with $125 billion of assets under management across a broad product line, is in a good position to provide such high-quality investment management and related services to IAI Fund shareholders. The reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with the sale by IAI of its mutual fund advisory business to Federated Investors.

CONSIDERATIONS BY THE BOARD OF DIRECTORS OF THE IAI FUNDS

         The Board of Directors of the IAI Funds believes that the proposed Reorganization is in the best interests of IAI Fund shareholders. The Board first considered engaging in such transactions with the Federated Funds at a special Board meeting held on April 7, 2000. At this meeting, representatives of IAI advised the Board that Federated Investors (together with its subsidiaries, "Federated") had expressed an interest in pursuing such transactions. These representatives also presented preliminary information to the Board concerning the Federated Funds and Federated. Following consideration of these matters, the Board informally authorized IAI to engage in further discussions with Federated concerning possible transactions.

         As a result of these further discussions, the Board met with senior representatives of Federated on April 26, 2000. At this meeting, these representatives presented information concerning Federated's investment management personnel and processes, its shareholder servicing capabilities, and its experience in executing transactions similar to the Reorganization. They also responded to questions from Board members concerning these and related matters. In addition, the Board reviewed written information provided by Federated concerning these matters and the Federated Funds' performance, expense structures, asset levels, compliance histories, and tax positions. In considering the proposed Reorganization, the Board was advised by the IAI Funds' outside legal counsel.

         The Board met again on June 12, 2000 to receive additional information and to consider and act upon the proposed Plan pursuant to which the Reorganization would be effected. At this meeting, after reviewing the terms of the Plan with counsel, the Board (including a majority of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act") unanimously approved the Plan and recommended its approval by IAI Fund shareholders. In approving the Plan, the Board determined that participation in the Reorganization is in the best interests of each IAI Fund and that the interests of IAI Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

            o The Reorganization would secure for IAI Fund shareholders the investment advisory services of Federated's subsidiaries. Federated advises approximately 175 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of March 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States. It maintains 1.3 million shareholder accounts covering assets of $125 billion.

            o Each of the Federated Funds has a much larger asset base than its corresponding IAI Fund. Thus, the Reorganization may give IAI Fund shareholders the benefit of economies of scale, increased diversification, more efficient execution of portfolio transactions, and improved services to shareholders. The Board noted in this regard that several of the IAI Funds have experienced a decrease in net assets, which tends to produce the opposite effects.

            o Substantial similarities exist between the investment objectives, policies, and strategies of the IAI Funds and their corresponding Federated Funds. Thus, the Reorganization will enable IAI Fund shareholders to continue their current investment programs without substantial disruption.

            o IAI Fund shareholders will not pay a sales charge to become shareholders of the Federated Funds in connection with the Reorganization. In addition, IAI Fund shareholders as of
                  [insert date], 2000 will not have to pay a front-end sales charge to exchange into or purchase shares of any other
                  Federated mutual fund. Thus, as a result of the Reorganization, IAI Fund shareholders will gain access to a much broader range of funds without being required to pay front-end sales charges.

            o IAI Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

            o Pursuant to a separate agreement, Federated Investors and IAI are responsible for the payment of the expenses related to consummating the Reorganization.

            o Because the proposed Reorganization will be effected on the basis of the relative net asset values of the Federated Funds and their corresponding IAI Funds, shareholders of the IAI Funds will not experience any dilution in the value of their investments as a result of the Reorganization.

            o The historical performance of the respective Federated Funds generally compares favorably to that of the corresponding IAI Funds. In addition, the expense ratios after voluntary fee waivers of the Federated Funds are within industry norms. The Board noted in this regard that the after-waiver expense ratios of some of the Federated Funds are higher than those of their corresponding IAI Funds. The Board also noted that Federated could discontinue its voluntary fee waivers at any time, which would result in increased expenses for several of the Federated Funds. See "Comparative Fee Tables" elsewhere herein. The Board believes that these latter factors are counterbalanced by the economies of scale that may result from the proposed Reorganization, by the pressures in the marketplace on Federated as well as other mutual fund companies to maintain expense ratios at competitive levels, and by the other anticipated benefits of the proposed transactions to IAI Fund shareholders.

            o The portfolio managers and investment personnel who are responsible for managing the Federated Funds are well-trained and experienced. In addition, Federated represented that it follows well-defined investment disciplines and portfolio monitoring processes.

            o Federated's shareholder servicing organization also is well-trained and experienced. In addition, the size of the Federated organization has enabled it to make substantial investments in technologies which support the shareholder servicing function.

            o The Federated organization previously has executed several transactions similar to the proposed Reorganization, so that it has the knowledge and experience which are needed successfully to complete the Reorganization.

         The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

         Under Minnesota law and the IAI Funds' organizational documents, the directors of each IAI Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as directors. Upon completion of the Reorganization, however, the IAI Funds will not have any substantial assets from which they could pay such indemnification. For this reason, IAI and its parent company have agreed to indemnify the IAI Funds' directors following the Reorganization to the same extent that the IAI Funds would be required to do so. IAI and its parent company also have agreed to maintain the IAI Funds' current directors liability insurance policy or its equivalent in force for a period following completion of the Reorganization.

         The Boards of Trustees/Directors of the Federated Funds (including a majority of the Directors/Trustees who are not "interested persons," as that term is defined in the 1940 Act), approved the Plan on May 17, 2000. The Boards have unanimously concluded that consummation of the Reorganization is in the best interests of the Federated Funds and the shareholders of the Federated Funds and that the interests of Federated Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

         The Plan provides that your IAI Fund will transfer all its assets to a corresponding Federated Fund in exchange solely for the Federated Fund's shares to be distributed PRO RATA by the IAI Fund to its shareholders in complete liquidation of the IAI Fund on or about September 15, 2000 (the "Closing Date"). The value of each IAI Fund's assets to be acquired by the Federated Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). IAI Fund shareholders will become shareholders of the corresponding Federated Fund as of the Closing, and will be entitled to the Federated Fund's next dividend distribution thereafter.

         On or before the Closing, the IAI Funds will declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

         Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance reasonably satisfactory to the IAI Funds and the Federated Funds, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the IAI Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

         Pursuant to a separate agreement, Federated Investors and IAI are responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the IAI Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined). If the Reorganization is not consummated with respect to one or more of the IAI Funds, IAI is responsible for the proxy-related expenses for those Funds.

         The foregoing description of the Plan entered into between the Federated Funds and the IAI Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as EXHIBIT A and incorporated herein by reference thereto.

DESCRIPTION OF FEDERATED FUND SHARES

         Full and fractional shares of the Federated Funds will be issued without the imposition of a sales charge or other fee to the IAI Fund shareholders in accordance with the procedures described above. Shares of the Federated Funds to be issued to IAI Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund into which your IAI Fund will be reorganized, provided herewith for additional information about shares of the Federated Fund.

FEDERAL INCOME TAX CONSEQUENCES

         As a condition to each Reorganization, the participating Federated Fund and IAI Fund will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1)(C) of the Code, and the Federated Fund and the IAI Fund involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the IAI Fund will recognize no gain or loss on the transfer of its assets to that Federated Fund in exchange solely for that Federated Fund's shares or on the subsequent distribution of those shares to that IAI Fund's shareholders in exchange for their IAI Fund shares; (3) the Federated Fund will recognize no gain or loss on its receipt of those assets in exchange solely for that Federated Fund's shares; (4) the Federated Fund's basis in those assets will be the same as that IAI Fund's basis therein immediately before the Reorganization, and that Federated Fund's holding period for those assets will include that IAI Fund's holding period therefor; (5) an IAI Fund shareholder will recognize no gain or loss on the constructive exchange of such shareholder's IAI Fund shares solely for Federated Fund shares pursuant to the Reorganization; and (6) an IAI Fund shareholder's aggregate basis in the Federated Fund shares received by the shareholder in the Reorganization will be the same as the aggregate basis in such shareholder's IAI Fund shares to be constructively surrendered in exchange for those IAI Fund shares, and the shareholder's holding period for those Federated Fund shares will include the shareholder's holding period for those IAI Fund shares, provided the shareholder holds them as capital assets at the time of the Reorganization. The foregoing opinion may state that no opinion is expressed as to the effect of a Reorganization on the participating Federated Fund or IAI Fund or any IAI Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

          You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. The IAI Funds do not expect to obtain a ruling from the IRS regarding the consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of any
Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating IAI Fund, followed by the taxable liquidation thereof.

         The Federated Funds do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations to effect a realignment with the policies and investment practices of the Federated Funds.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

          The chart below describes some of the differences between your rights as a shareholder of the IAI Funds and your rights as a shareholder of the Federated Funds. To facilitate the comparison, we have broken the Funds into three categories: the IAI Funds, the Federated Maryland Corporations and the Federated Massachusetts Business Trusts. Each IAI Fund is organized as a series of a Minnesota corporation, and each Federated Fund is a series of either a Maryland corporation or a Massachusetts business trust. The following Federated Funds are organized as series of a Maryland corporation:

          Federated American Leaders Fund, Inc.
          Federated Bond Fund
          Federated International Equity Fund
          Federated Stock and Bond Fund, Inc.

The following series are organized as series of a Massachusetts business trust:

          Federated Aggressive Growth Fund
          Automated Cash Management Trust
          Federated Capital Appreciation Fund
          Federated Growth Strategies Fund
          Federated Large Cap Growth Fund

Exceptions are noted in the footnotes to the chart.

-------------------------------------------------------------------------------------------------------------------
                                                                                                    FEDERATED
          CATEGORY                                                 FEDERATED                  MASSACHUSETTS BUSINESS
                                       IAI FUNDS             MARYLAND CORPORATIONS                  TRUSTS
-------------------------------------------------------------------------------------------------------------------
1.    Par Value               Each share has a par value  Each share has a par value          No par value
                              of $.01                     of $.001++
-------------------------------------------------------------------------------------------------------------------
2.    Preemptive Rights       None                        None                                None
-------------------------------------------------------------------------------------------------------------------
3.    Preference              None                        None                                None
-------------------------------------------------------------------------------------------------------------------
4.    Appraisal Rights        None                        None                                None
-------------------------------------------------------------------------------------------------------------------
5.    Conversion Rights       None except a contemplated  None                                None
                              right to convert shares
                              into another Series or
                              Class

-------------------------------------------------------------------------------------------------------------------
6.    Exchange Rights (not    None                        None                         None
      including the right to
      exchange among Funds)
-------------------------------------------------------------------------------------------------------------------
7.    Shareholder Rights      No express statement        No right to call for any     No right to call for any
                                                          partition or division of     partition or division of
                                                          property, profits, rights    property, profits, rights
                                                          or interests of the          or interest of the Trust
                                                          Corporation
-------------------------------------------------------------------------------------------------------------------
8.    Personal Liability of   No express statement        No express statement         None
      Shareholders

-------------------------------------------------------------------------------------------------------------------
9.    Annual meetings         No annual meetings required No annual meetings required  No annual meetings required
-------------------------------------------------------------------------------------------------------------------
10.   Right to call meeting   If a regular meeting of     Shall be called upon         Shall be called upon
      of shareholders         shareholders has not been   request of shareholders      request of shareholders
                              held during the             holding at least 10% of      owning at least 10% of
                              immediately preceding 15    the outstanding shares**     of the outstanding shares
                              months, 3% or more of the
                              outstanding shares may
                              demand a regular meeting
                              by written notice of
                              demand to the chief
                              executive officer or
                              chief financial officer;
                              In addition, a
                              shareholders meeting
-------------------------------------------------------------------------------------------------------------------
-------------------
++   Each share of Federated International Equity Fund has a par value of $.0001.
**   Federated Bond Fund shareholders have a right to call a special meeting of shareholders upon the request of shareholders holding at least 25% of the outstanding shares entitled to vote.


                                       75


-------------------------------------------------------------------------------------------------------------------
                                                                                                    FEDERATED
          CATEGORY                                                 FEDERATED                  MASSACHUSETTS BUSINESS
                                       IAI FUNDS             MARYLAND CORPORATIONS                  TRUSTS
-------------------------------------------------------------------------------------------------------------------
                              shall be called at any
                              time upon request of
                              shareholders holding at
                              least 10% of the
                              outstanding shares; if
                              the meeting is to
                              facilitate or effect a
                              business combination, the
                              meeting must be called by
                              25% of the outstanding
                              shares entitled to vote.
-------------------------------------------------------------------------------------------------------------------
11.   Notice of meetings      Mailed to each shareholder  Mailed to each shareholder   Mailed to each
                              entitled to vote at least   entitled to vote at least    shareholders entitled to
                              10 days before the          10 days, not more than 90    vote at least seven days
                              meeting, or two weeks in    days before the meeting      prior to the meeting to
                              the case of a meeting at                                 the shareholder's
                              which an agreement of                                    registered address
                              merger or consolidation is
                              to be considered
-------------------------------------------------------------------------------------------------------------------
12.   Record date for         Directors may close         Directors may close          Trustees may close the
      meetings                transfer books not          transfer book not exceeding  Share transfer books for a
                              exceeding 60 days           90 days and not less than    period not exceeding sixty
                                                          10 days prior to the date    (60) days prior to the
                                                          of such meeting              date of any meetings of
                                                                                       the Shareholders

-------------------------------------------------------------------------------------------------------------------
13.   Election of Directors   A plurality                 Majority of shares entitled  A plurality
      or Trustees                                         to vote
-------------------------------------------------------------------------------------------------------------------
14.   Adjournment of meetings Majority of shares          Majority of shares           A majority of Shares
                              represented at meeting or   represented at meeting or    present or by proxy
                              by proxy                    by proxy                     entitled to vote may vote
                                                                                       to adjourn
-------------------------------------------------------------------------------------------------------------------
15.   Removal of Directors    May be removed from office  May be removed from office   May be removed at a
      or Trustees by          by a vote of the            by a vote of the             shareholder meeting by a
      Shareholders            shareholders holding a      shareholders holding a       vote of shareholders
                              majority of the shares      majority of the shares       owning at least 2/3 of the
                              entitled to vote            entitled to vote             outstanding shares of the
                                                                                       Trust
-------------------------------------------------------------------------------------------------------------------

CAPITALIZATION

         The following tables set forth the unaudited capitalization of each IAI Fund and of the Federated Fund into which the IAI Fund will be reorganized as of March 31, 2000:

                                        IAI           IAI            IAI
                      FEDERATED      EMERGING      LONG TERM       CAPITAL       FEDERATED
                      AGGRESSIVE      GROWTH      GROWTH FUND   APPRECIATION     PRO FORMA*
                     GROWTH FUND       FUND                         FUND          COMBINED
                     -------------  ------------  ------------  --------------  -------------

Net Assets.......... $333,534,903   $89,400,619   $16,561,484     $24,485,639   $463,982,645
Net Asset Value
Per Share...........       $33.46*       $16.51         $8.19          $17.27         $33.46*
Shares Outstanding..   10,095,979     5,413,611     2,021,084       1,417,582     13,994,596


*THE PRO FORMA FIGURES ASSUME THAT SHAREHOLDERS OF EACH OF IAI EMERGING GROWTH FUND, IAI LONG TERM GROWTH FUND AND IAI CAPITAL APPRECIATION FUND APPROVE THE PROPOSED REORGANIZATION.

                                  FEDERATED IAI
                                    AMERICAN        GROWTH AND          FEDERATED
                                 LEADERS FUND,        INCOME            PRO FORMA
                                      INC.             FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................      $3,701,811,541     $31,416,201       $3,733,227,742
Net Asset Value Per Share..              $24.74*         $14.04               $24.74*
Shares Outstanding.........         149,870,913       2,237,945          151,140,768

                                   AUTOMATED        IAI MONEY           FEDERATED
                                      CASH            MARKET            PRO FORMA
                                   MANAGEMENT          FUND              COMBINED
                                     TRUST
                                 ---------------  ---------------   -------------------

Net Assets.................      $3,473,344,060     $19,000,391      $3,492,344,451
Net Asset Value Per Share..               $1.00**         $1.00               $1.00**
Shares Outstanding.........       3,473,344,060      19,000,391       3,492,344,451

                                                                        FEDERATED
                                   FEDERATED           IAI              PRO FORMA
                                   BOND FUND        BOND FUND            COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................      $958,682,947      $15,436,472         $974,119,419
Net Asset Value Per Share..             $8.44            $8.93*               $8.93*
Shares Outstanding.........       107,235,229        1,828,966          108,963,837

                                   FEDERATED
                                    CAPITAL            IAI              FEDERATED
                                  APPRECIATION       REGIONAL           PRO FORMA
                                      FUND             FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................       $630,896,210     $190,168,251        $821,064,461
Net Asset Value Per Share..             $31.02*          $20.87              $31.02*
Shares Outstanding.........         20,430,834        9,113,962          26,561,339


                                   FEDERATED
                                     GROWTH            IAI              FEDERATED
                                   STRATEGIES     MIDCAP GROWTH         PRO FORMA
                                      FUND             FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................      $1,742,835,548     $42,567,503         $1,793,848,577
Net Asset Value Per Share..              $49.81*         $17.96                 $49.81*
Shares Outstanding.........          35,502,143       2,370,526             36,356,741


                                   FEDERATED           IAI              FEDERATED
                                 INTERNATIONAL    INTERNATIONAL         PRO FORMA
                                  EQUITY FUND          FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................        $705,018,214     $11,778,333         $716,796,547
Net Asset Value Per Share..              $33.19*         $10.46               $33.19*
Shares Outstanding.........          21,547,011       1,126,036           21,901,887


                                       78


                                   FEDERATED           IAI              FEDERATED
                                   LARGE CAP          GROWTH            PRO FORMA
                                  GROWTH FUND          FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................        $728,706,708     $  8,442,365        $737,149,073
Net Asset Value Per Share..              $17.09*          $11.50              $17.09*
Shares Outstanding.........          42,764,478          733,987          43,258,472



                                   FEDERATED           IAI              FEDERATED
                                 STOCK AND BOND      BALANCED           PRO FORMA
                                   FUND, INC.          FUND              COMBINED
                                 ---------------  ---------------   -------------------

Net Assets.................        $260,625,874     $11,477,208         $272,103,082
Net Asset Value Per Share..              $18.34*         $ 9.85               $18.34*
Shares Outstanding.........          14,383,326       1,165,531           15,009,128

*     NET ASSET VALUE OF CLASS A SHARES.
**    NET ASSET VALUE OF INSTITUTIONAL SERVICE SHARES

             INFORMATION ABOUT THE FEDERATED FUNDS AND THE IAI FUNDS

FEDERATED FUNDS

         Information about each Federated Fund is contained in the Federated Fund's current Prospectus, each of which is incorporated herein by reference. A copy of the current prospectus of the Federated Fund for which your IAI Fund shares will be exchanged and that fund's most current Annual Report to Shareholders are included herewith. Additional information about each Federated Fund is included in that Fund's Statement of Additional Information, and the Statement of Additional Information dated [July 20], 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Federated Funds at 1-800-245-5051, option one, or by writing the Federated Funds at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The Federated Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Federated Funds can be obtained by calling or writing the Federated Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at certain of its regional offices located at Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, IL 60661 and 13th Floor, Seven World Trade Center, New York, NY 10048. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Federated Funds with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

IAI FUNDS

         Information about the IAI Funds is contained in each IAI Fund's current Prospectus, Annual Report to Shareholders, Statement of Additional Information, and the Statement of Additional Information dated [July 20,] 2000 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the IAI Funds by calling 1-800-945-3863, or by writing to the IAI Funds at c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The IAI Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the IAI Funds can be obtained by calling or writing the IAI Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the IAI Funds of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on September 8, 2000 at 1 p.m., Central Time at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the IAI Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

         The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Investors and IAI pursuant to a separate agreement. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the IAI. Such solicitations may be by telephone, telegraph or personal contact. IAI will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

         You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at [800#]. Internet voting is also available at www.proxyvote.com. Shareholder Communications Corp. ("SCC") has been hired to assist in the proxy solicitation. [For soliciting services, estimated proxy expenses total $100,000. If votes are recorded by telephone, SCC will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.]

OUTSTANDING SHARES AND VOTING REQUIREMENTS

         The Board of Directors of the IAI Funds has fixed the close of business on July 14, 2000, as the record date for the determination of shareholders of the IAI Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of an IAI Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the IAI Funds had the number of shares issued and outstanding listed below:

     FUND NAME                          TOTAL SHARES OUTSTANDING
     ---------                          ------------------------
     IAI Balanced Fund
     IAI Bond Fund
     IAI Capital Appreciation Fund
     IAI Emerging Growth Fund
     IAI Growth Fund
     IAI Growth and Income Fund
     IAI International Fund
     IAI Long Term Growth Fund
     IAI Midcap Growth Fund
     IAI Money Market Fund
     IAI Regional Fund

         [On the record date, the Directors and officers of each IAI Fund as a group owned less than 1% of the outstanding shares of each IAI Fund.] To the best knowledge of IAI, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any IAI Fund. [INCLUDE OTHER "CONTROL PERSONS"]

                                              SHARES OWNED         PERCENT OF
NAME OF FUND         NAME AND ADDRESS         OF RECORD AND        OUTSTANDING
                                              BENEFICIALLY         SHARES
-------------------  -----------------------  -------------------  -------------







         [On the record date, the Directors/Trustees and officers of each Federated Fund as a group owned less than 1% of the outstanding shares of each Federated Fund.] To the best knowledge of Federated Investment Management Company (and in the case of Federated International Equity Fund, Federated Global Investment Management Corporation), as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any Federated Fund. [INCLUDE OTHER "CONTROL PERSONS"]

                                              SHARES OWNED         PERCENT OF
NAME OF FUND              NAME AND ADDRESS    OF RECORD AND        OUTSTANDING
                                              BENEFICIALLY         SHARES
------------------------  ------------------  -------------------  -------------




         Approval of the Plan with respect to an IAI Fund requires the affirmative vote of a majority of the outstanding shares on the record date entitled to vote and represented at the meeting in person or by proxy. With respect to IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund and IAI Money Market Fund, all of which are series of IAI VI, approval of the Plan will be considered approval of the amendment to the Articles of Incorporation of IAI VI required to effect the Reorganization attached to the Plan. In the event that shareholders of one or more of the IAI Funds do not approve the Plan, the Reorganization will proceed with respect to those IAI Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganization.

          Each IAI Fund will vote separately on the proposal. In order for the shareholder meeting to go forward for an IAI Fund, there must be a quorum. This means that at least 10% of that Fund's shares must be represented at the meeting -- either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention or a vote withheld will be counted as shares present at the meeting in determining whether a proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes will not be counted as present in calculating the vote on any proposal. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposal.

          If a quorum is not obtained or if sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. In determining whether to adjourn the meeting, the following factors may be considered: the nature of the proposal; the percentage of votes actually cast; the percentage of negative votes actually cast; the nature of any further solicitation; and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

         Management of the IAI Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

         After carefully considering the issues involved, the Board of Directors of the IAI Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the IAI Funds recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

            FORM OF AGREEMENT AND PLAN OF REORGANIZATION - EXHIBIT A

                                                                   DRAFT 6/15/00

                                    EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of {______ __}, 2000, between Federated American Leaders Fund, Inc., a Maryland corporation ("Trust"), on behalf of the fund ("series") listed on Schedule A to this Agreement ("Schedule A") ("Acquiring Fund"), and IAI Investment Funds VII, Inc., a Minnesota corporation ("Corporation"), on behalf of itself ("Target Fund"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Trust and each Corporation are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Trust on behalf of each Acquiring Fund and by IAI VI on behalf of each of its Target Funds.

      The Investment Companies wish to effect six separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of the assets of a Target Fund to the corresponding Acquiring Fund listed on Schedule A in exchange solely for voting shares of beneficial interest in that Acquiring Fund, followed by the constructive distribution of those shares PRO RATA to the holders of shares of common stock of that Target Fund ("Target Fund Shares") in exchange therefor, all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, one Target Fund, and one Corporation, but the provisions of this Agreement shall apply separately to each Reorganization (except that provisions hereof enclosed in brackets shall apply only to IAI VI and the series thereof). The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      Target Fund has a single class of shares. Acquiring Fund's shares are divided into multiple classes of shares, including Class A shares. Only
Acquiring  Fund's  Class  A  shares   ("Acquiring   Fund  Shares"),   which  are
substantially similar to the Target Fund Shares, are involved in the Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

      1.1. Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets by the net asset value

("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

      1.3. Target Fund agrees to discharge (or to have its investment adviser assume), at or before the Effective Time, all its liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement (collectively "Liabilities").

      1.4. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

      1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. [To bind all holders of Target Fund Shares to the Reorganization, and in particular to bind them to the cancellation and retirement of the outstanding Target Fund Shares, Corporation shall, before the Effective Time, (a) obtain approval pursuant to Minnesota law of articles of amendment ("Amendment") to its amended and restated articles of incorporation (in substantially the form attached hereto as Schedule B) and (b) file same with the Secretary of State of Minnesota.]

      1.7. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target Fund shall be terminated and any further actions shall be taken in connection therewith as required by applicable law.

      1.8. Any reporting responsibility of Target Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.9. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.    VALUATION

      2.1. For purposes of paragraph 1.1(a), the value of the Assets and the NAV of an Acquiring Fund Share shall be computed on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information ("SAI").

      2.2. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Firstar Mutual Fund Services, LLC, subject to verification by Federated Investors, Inc. of the prices used in such computations.

3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Trust's principal office on or about September 15, 2000, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or
(b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

      3.2. Corporation shall deliver to Trust at the Closing a schedule of the Assets as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets their adjusted basis and holding period, by lot, for federal income tax purposes. Corporation's custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Corporation's transfer agent shall deliver to Trust at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Trust shall issue and deliver a confirmation to Corporation evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Corporation that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, [Corporation shall deliver to Trust a copy of the Amendment certified by the Secretary of State of Minnesota and] each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.    REPRESENTATIONS AND WARRANTIES

      4.1.  Corporation represents and warrants as follows:

            4.1.1. Corporation is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its [amended and restated] articles of incorporation[, as amended by the Amendment] ("Articles of Incorporation") are on file with the Secretary of the State of Minnesota;

            4.1.2. Corporation is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

            4.1.3. [Target Fund is a duly established and designated series of Corporation; and] all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

            4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

            4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Corporation's Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Trust;

            4.1.7. Except as otherwise disclosed in writing to and accepted by Trust, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

            4.1.8. Except as otherwise disclosed in writing to and accepted by Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Corporation's knowledge) threatened against Corporation [with respect to Target Fund] or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's board of directors; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.1.10. At the Effective Time, the performance of this Agreement [and the Amendment] shall have been duly authorized by all necessary action by Target Fund's shareholders;

            4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Corporation, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Trust for use therein;

            4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Corporation's financial statements referred to in paragraph 4.1.19 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to March 31, 2000, or otherwise previously disclosed to Trust, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

            4.1.14. Target Fund [is a "fund" as defined in section 851(g)(2) of the Code; it] qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            4.1.15. Target Fund is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

            4.1.16. Not more than 25% of the value of Target Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            4.1.17. During the five-year period ending on the Closing Date, neither Target Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations without regard to section 1.368-1(e)(3)(i)(A) thereof) to Target Fund will have directly or through any transaction, agreement, or arrangement with any other person, (a) acquired Target Fund Shares with consideration other than Acquiring Fund Shares or Target Fund Shares, except for shares redeemed in the ordinary course of Target Fund's business as a series of an open-end investment company as required by the 1940 Act, or (b) made distributions with respect to Target Fund Shares, except for (i) dividends qualifying for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code and (ii) additional distributions, to the extent they do not exceed 50% of the value (without giving effect to such distributions) of the proprietary interest in Target Fund on the Closing Date;

            4.1.18. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended March 31, 1999, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.19. Corporation's financial statements for the year ended March 31, 2000, to be delivered to Trust, fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

      4.2.  Trust represents and warrants as follows:

            4.2.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("Declaration of Trust") is on file with the Secretary of the Commonwealth of Massachusetts;

            4.2.2. Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.2.3. Acquiring Fund is a duly established and designated series of Trust;

            4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

            4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of the Declaration of Trust or Trust's By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Corporation;

            4.2.8. Except as otherwise disclosed in writing to and accepted by Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's board of trustees (together with Corporation's board of directors, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under the Declaration of Trust, Trust's By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Trust, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Corporation for use therein;

            4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.13. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

            4.2.14. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

            4.2.15. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target Fund;

            4.2.16. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 1999, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.2.17. Trust's financial statements for the year ended October 31, 1999, to be delivered to Corporation, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.3.  Each Investment Company represents and warrants as follows:

            4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

            4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            4.3.4. Pursuant to the Reorganization, Target Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target Fund immediately before the Reorganization. For the purposes of this representation, any amounts used by Target Fund to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) after the date of this Agreement will be included as assets held thereby immediately before the Reorganization;

            4.3.5. None of the compensation received by any Shareholder who is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            4.3.6. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund; and

            4.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

5.    COVENANTS

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

      5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement [and the Amendment] and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target Fund covenants that it will assist Trust in obtaining information Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

      5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Trust at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

      Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and[, together with the Amendment,] shall have been approved by Target Fund's shareholders in accordance with Corporation's Articles of Incorporation and By-Laws and applicable law[; and the Amendment shall have been duly filed with the Secretary of State of Minnesota].

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. Corporation shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP, counsel to Trust, substantially to the effect that:

            6.4.1. Acquiring Fund is a duly established series of Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.4.2. This Agreement has been duly authorized, executed, and delivered by Trust on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under the Declaration of Trust, Trust's By-Laws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Corporation [on behalf of Target Fund], this Agreement is a valid and legally binding obligation of Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

            6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or Trust's By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Corporation;

            6.4.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

            6.4.6. Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent
Massachusetts counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Trust shall have received an opinion of Dorsey & Whitney, counsel to Corporation, substantially to the effect that:

            6.5.1. Target Fund is [a duly established series of Corporation,] a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted[; and the Amendment has been duly filed with the Secretary of State of Minnesota].;

            6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation [on behalf of Target Fund] and (b) assuming due authorization, execution, and delivery of this Agreement by Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Corporation [with respect to Target Fund], enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Corporation's Articles of Incorporation[, as amended by the Amendment,] or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Corporation [(with respect to Target Fund)] is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation [(with respect to Target Fund)] is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Trust;

            6.5.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation [(on behalf of Target Fund)] of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

            6.5.5. Corporation is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation [(with respect to Target Fund)] or any of its properties or assets [attributable or allocable to Target Fund] and (b) Corporation [(with respect to Target Fund)] is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Each Investment Company shall have received an opinion of Kirkpatrick & Lockhart LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph
3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target Fund's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.6.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Fund Shares;

            6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares;

            6.6.4. Acquiring Fund's basis in the Assets will be the same as Target Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target Fund's holding period therefor;

            6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

            6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.    BROKERAGE FEES

      Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.    ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

      9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before November 30, 2000; or

      9.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees/directors or officers of either Investment Company, to the other Fund.

10.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.   MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the Commonwealth of Pennsylvania; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Each party agrees that any arbitration hearing, suit, action, or other legal proceeding arising out of or relating to this Agreement (a) if brought by Corporation, will be brought, if in state court, in the Commonwealth of Pennsylvania in Allegheny County or, if in federal court, in the Western District of Pennsylvania and (b) if brought by Trust, will be brought, if in state court, in the State of Minnesota in Hennepin County or, if in federal court, in the District of Minnesota.

      11.3. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.4. Corporation acknowledges that Trust is a Business Trust. This Agreement is executed by Trust on behalf of Acquiring Fund and by its trustees and/or officers in their capacities as such, and not individually. Trust's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against Acquiring Fund's assets and property; and a trustee of Trust shall not be personally liable hereunder to Corporation or its directors or shareholders for any act, omission, or obligation of Trust or any other trustee thereof. Corporation agrees that, in asserting any rights or claims under this Agreement [on behalf of Target Fund], it shall look only to Acquiring Fund's assets and property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

      11.5. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                                    FEDERATED AMERICAN LEADERS FUND, INC.



                                    By:
                                         -------------------------
                                            {Name}
                                            {Title}

                                    IAI INVESTMENT FUNDS VII, INC.,
                                      on behalf of its series
                                      IAI Growth and Income Fund



                                    By:
                                         -------------------------
                                            {Name}
                                            {Title}

                                   SCHEDULE A

-------------------------------------------------------------------------------------------------
                          TARGET FUNDS                                   ACQUIRING FUNDS
                     Name of Fund Series of
-------------------------------------------------------------------------------------------------
IAI Growth and Income Fund        IAI Investment Funds VII, Inc.  Federated American Leaders Fund
-------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 JULY [20], 2000

                               Federated Bond Fund
                                (Class A shares)
              (a series of Federated Investment Series Funds, Inc.)

                        Federated Aggressive Growth Fund
                       Federated Capital Appreciation Fund
                        Federated Growth Strategies Fund
                         Federated Large Cap Growth Fund
                                (Class A Shares)
                    (each a series of Federated Equity Funds)

                       Federated International Equity Fund
                                (Class A Shares)
               (a series of Federated International Series, Inc.)

                       Federated Stock and Bond Fund, Inc.
                                (Class A Shares)

                              Cash Management Trust
                         (Institutional Service Shares)
                  (a series of Money Market Obligations Trust)

                      Federated American Leaders Fund, Inc.
                                (Class A Shares)

                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000
                                 1-800-341-7400

                            To acquire the Assets of:

                                  The IAI Funds
                             601 Second Avenue South
                                   Suite 3600
                          Minneapolis, Minnesota 55402
                                 1-800-945-3863

      This Statement of Additional Information relates specifically to the reorganization of mutual funds managed by Investment Advisers, Inc. ("IAI Funds") into the above-referenced Federated Funds (each a "Federated Fund"). Pursuant to this reorganization, each Federated Fund would acquire all of the assets of an IAI Fund that has substantially similar investment objectives and investment policies and strategies, and Federated Fund shares would be distributed pro rata by each IAI Fund to the holders of its shares, in complete liquidation of the IAI Fund. For the name of the Federated Fund into which your IAI Fund would be reorganized, see the "Summary - About the Proposed Reorganization" in the Prospectus/Proxy Statement dated July [20], 2000. This Statement of Additional Information dated July [20], 2000 is not a prospectus. A

Prospectus/Proxy Statement dated July [20], 2000, related to the above-referenced matter may be obtained from the Federated Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement. This Statement of Additional Information consists of the following described documents, each of which is incorporated by reference herein:

      1. Statement of Additional Information of IAI Bond Fund, a series of IAI Investment Funds I, Inc., dated March 31, 2000, included in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of IAI Investment Funds I, Inc. (1933 Act File No. 2-59115 and 1940 Act File No. 811-2747), previously filed on EDGAR, Accession Number 0000897101-00-000337.

      2. Statement of Additional Information of IAI Growth Fund, a series of IAI Investment Funds II, Inc., dated July 30, 1999, included in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of IAI Investment Funds II, Inc. (1933 Act File No. 33-61834 and 1940 Act File No. 811-7690), previously filed on EDGAR, Accession Number 0000897101-99-000749.

      3. Statement of Additional Information of IAI International Fund, a series of IAI Investment Funds III, Inc., dated March 1, 2000, included in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of IAI Investment Funds III, Inc. (1933 Act File No. 33-10207 and 1940 Act File No. 811-4904), previously filed on EDGAR, Accession Number 0000897101-00-000206.

      4. Statement of Additional Information of IAI Regional Fund, a series of IAI Investment Funds IV, Inc., dated July 30, 1999, included in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of IAI Investment Funds IV, Inc. (1933 Act File No. 2-66885 and 1940 Act File No. 811-3004), previously filed on EDGAR, Accession Number 0000897101-99-000750.

      5. Statement of Additional Information of IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund, IAI Money Market Fund, each a series of IAI Investment Funds VI, Inc., dated July 30, 1999, included in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of IAI Investment Funds VI, Inc. (1933 Act File No. 33- 40496 and 1940 Act File No. 811-5990), previously filed on EDGAR, Accession Number 0000897101-99-000754.

      6. Statement of Additional Information of IAI Growth and Income Fund, a series of IAI Investment Funds VII, Inc., dated July 30, 1999, included in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of IAI Investment Funds VII, Inc. (1933 Act File No. 2-39560 and 1940 Act File No. 811-2147), previously filed on EDGAR, Accession Number 0000897101-99-000752.

      7. Statement of Additional Information of IAI Long Term Growth Fund (formerly, IAI Value Fund), a series of IAI Investment Funds VIII, Inc., dated July 30, 1999, included in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of IAI Investment Funds VIII, Inc. (1933 Act File No. 2-84589 and 1940 Act File No. 811-3767), previously filed on EDGAR, Accession Number 0000897101-99-000751.

      8. Statement of Additional Information of Federated Bond Fund, a series of Federated Investment Series Funds, Inc., dated December 31, 1999, included in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Federated Investment Series Funds, Inc. (1933 Act File No. 33-48847 and 1940 Act File No. 811-07021), previously filed on EDGAR, Accession Number 0000889388-99-000014.

      9. Statement of Additional Information of Federated Aggressive Growth Fund, Federated Capital Appreciation Fund, Federated Growth Strategies Fund, Federated Large Cap Growth Fund, each a series of Federated Equity Funds, dated December 31, 1999, included in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Federated Equity Funds, as amended on March 28, 2000, (1933 Act File No. 2-91090 and 1940 Act File No. 811-4017),
previously filed on EDGAR, Accession Numbers 0000745968-99-000014 and 0000745968-00-000007, respectively.

      10. Statement of Additional Information of Federated International Equity Fund, a series of Federated International Series, Inc., dated March 31, 2000 included in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Federated International Series, Inc. (1933 Act File No. 2-91776 and 1940 Act File No. 811-3984), previously filed on EDGAR, Accession Number 0000742286-00-000010.

      11. Statement of Additional Information of Federated Stock and Bond Fund, Inc., dated December 31, 1999, included in Post- Effective Amendment No. 100 to the Registration Statement on Form N-1A of Federated Stock and Bond Fund, Inc., as amended March 28, 2000, (1933 Act File No. 2-10415 and 1940 Act File No. 811-1), previously filed on EDGAR, Accession Numbers 0000013386-99-000016 and 0000013386-00-000006, respectively.

      12. Statement of Additional Information of Automated Cash Management Trust, a series of Money Market Obligations Trust, dated September 30, 1999, included in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Money Market Obligations Trust (1933 Act File No. 33-31602 and 1940 Act File No. 811-5950), previously filed on EDGAR, Accession Number 0000856517-99-000036.

      13. Statement of Additional Information of Federated American Leaders Fund, Inc., dated May 31, 2000, included in Post- Effective Amendment No. 67 to the Registration Statement on Form N-1A of Federated American Leaders Fund, Inc. (1933 Act File No. 2-29786 and 1940 Act File No. 811-1704), previously filed on EDGAR, Accession Number 0000005352-00-000004.

      14. The audited financial statements of IAI Bond Fund, a series of IAI Investment Funds I, Inc., included in the Annual Report to Shareholders of IAI Bond Fund for the fiscal year ended November 30, 1999, previously filed on
EDGAR,  Accession  Number   0000897101-99-000765.

      15. The audited financial statements of IAI Growth Fund, a series of IAI Investment Funds II, Inc., included in the Annual Report to Shareholders of IAI Growth Fund for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Number 0000897101-00-000601.

      16. The audited financial statements of IAI International Fund, a series of IAI Investment Funds III, Inc., included in the Annual Report to Shareholders of IAI International Fund for the fiscal year ended October 31, 1999, previously filed on EDGAR, Accession Number 0000897101-99-000006.

      17. The unaudited financial statements of IAI International Fund, a series of IAI Investment Funds III, Inc., included in the Semi-Annual Report to Shareholders of IAI International Fund for the period ended April 30, 2000, previously filed on EDGAR, Accession Number ______________. [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      18. The audited financial statements of IAI Regional Fund, a series of IAI Investment Funds IV, Inc., included in the Annual Report to Shareholders of IAI Investment Funds IV, Inc. for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Number 0000897101-00-000601.

      19. The audited financial statements of IAI Balanced Fund, IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Midcap Growth Fund, each a series of IAI Investment Funds VI, Inc., included in the Annual Reports to Shareholders of IAI Investment Funds VI, Inc. for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Numbers 0000897101-00-000600 (IAI Balanced Fund), and 0000897101-00-000601 (IAI Capital Appreciation Fund, IAI Emerging Growth Fund, and IAI Midcap Growth Fund).

      20. The audited financial statements of IAI Money Market Fund, a series of IAI Investment Funds VI, Inc., included in the Annual Report to Shareholders of IAI Money Market Fund for the fiscal year ended January 31, 2000, previously filed on EDGAR, Accession Number 0000897101-00-000347.

      21. The audited financial Statements of IAI Growth and Income Fund, a series of IAI Investment Funds VII, Inc., included in the Annual Report to Shareholders of IAI Growth and Income Fund for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Number 0000897101-00-000601.

      22. The  audited  financial  statements  of  IAI  Long  Term  Growth  Fund
(formerly, IAI Value Fund), a series of IAI Investment Funds VIII, Inc., included in the Annual Report to Shareholders of IAI Investment Funds VIII, Inc. for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Number 0000897101-00-000601.

      23. The audited financial statements of Federated Bond Fund, a series of Federated Investment Series Funds, Inc., included in the Annual Report to Shareholders of Federated Bond Fund for the fiscal year ended October 31, 1999, previously filed on EDGAR, Accession Number 0000889388-99-000010.

      24. The unaudited financial statements of Federated Bond Fund, a series of Federated Investment Series Funds, Inc., included in the Semi-Annual Report to Shareholders of Federated Bond Fund for the period ended April 30, 2000, previously filed on EDGAR, Accession Number ______________. [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      25. The audited financial statements of Federated Aggressive Growth Fund, Federated Capital Appreciation Fund, Federated Growth Strategies Fund, Federated Large Cap Growth Fund, each a series of Federated Equity Funds, included in the separate Annual Reports to Shareholders of Federated Aggressive Growth Fund, Federated Capital Appreciation Fund, Federated Growth Strategies Fund, Federated Large Cap Growth Fund for the fiscal year ended October 31, 1999, previously filed on EDGAR, Accession Number 0000745968-99-000013.

      26. The unaudited financial statements of Federated Aggressive Growth Fund, Federated Capital Appreciation Fund, Federated Growth Strategies Fund, Federated Large Cap Growth Fund, each a series of Federated Equity Funds, included in the separate Semi-Annual Reports to Shareholders of Federated Aggressive Growth Fund, Federated Capital Appreciation Fund, Federated Growth Strategies Fund, Federated Large Cap Growth Fund for the period ended April 30, 2000, previously filed on EDGAR, Accession Number ______________. [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      27. The audited financial statements of Federated International Equity Fund, a series of Federated International Series, Inc., included in the Annual Report to Shareholders of Federated International Equity Fund for the fiscal year ended November 30, 1999, previously filed on EDGAR, Accession Number 0000742286-00-000002.

      28. The audited financial statements of Federated Stock and Bond Fund, Inc., included in the Annual Report to Shareholders of Federated Stock and Bond Fund, Inc. for the fiscal year ended October 31, 1999, previously filed on EDGAR, Accession Number 0000013386-99-000013.

      29. The unaudited financial statements of Federated Stock and Bond Fund, Inc., included in the Semi-Annual Report to Shareholders of Federated Stock and Bond Fund, Inc. for the period ended April 30, 2000, previously filed on EDGAR, Accession Number ______________. [HAS NOT YET BEEN FILED -- TO BE INCLUDED IN THE DEFINITIVE]

      30. The audited financial statements of Automated Cash Management Trust, a series of Money Market Obligations Trust, included in the Annual Report to Shareholders of Automated Cash Management Trust for the fiscal year ended July 31, 1999, previously filed on EDGAR, Accession Number 0000856517-99-000042.

      31. The unaudited financial statements of Automated Cash Management Trust, a series of Money Market Obligations Trust, included in the Semi-Annual Report to Shareholders of Automated Cash Management Trust for the period ended January 31, 2000, previously filed on EDGAR, Accession Number 0000856517-00-000013.

      32. The audited financial statements of Federated American Leaders Fund, Inc. included in the Annual Report to Shareholders of Federated American Leaders Fund, Inc. for the fiscal year ended March 31, 2000, previously filed on EDGAR, Accession Number 0000005352-00-0000003.

                            IAI Emerging Growth Fund
                            IAI Long Term Growth Fund
                          IAI Capital Appreciation Fund
                        Federated Aggressive Growth Fund
               Notes to Pro Forma Financial Statements (unaudited)
                                 March 31, 2000


Basis of Combination
--------------------

The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations and Schedule of Investments ("Pro Forma Financial Statements") reflect the accounts of IAI Emerging Growth Fund, IAI Long Term Growth Fund, IAI Capital Appreciation Fund, collectively ("the IAI Funds"), and the Federated Aggressive Growth Fund ("Federated Fund") for the year ended March 31, 2000. These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2000.

The Pro Forma Combining Financial Statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2000. They should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Combining Financial Statements give effect to the proposed exchange of assets of the IAI Funds for shares of Federated Fund as if the reorganization was consummated on March 31, 2000. Under generally accepted accounting principles, Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward. The statements assume that the shareholders of each IAI Fund have approved its reorganization into the Federated Fund. If shareholders of one or more of the IAI Funds do not approve the reorganization, pro forma financial information may be different than that provided.

To the extent any of the IAI Funds have capital losses, they will be aggregated and carried forward to the Federated Fund. Subject to limitations, the Federated Fund will be able to use these losses to offset future capital gains it realizes and, thereby, minimize taxable gains to its shareholders.


Adjustments to Pro Forma Combining Statement of Assets and Liabilities
----------------------------------------------------------------------

The following assumptions were made to the pro forma combining statement of assets and liabilities.

The statement assumes that the shareholders of each IAI Fund have approved its reorganization into the Federated Fund. If shareholders of one or more of the IAI Funds do not approve the reorganization, pro forma financial information may be different than that provided.

The pro forma net assets per share assumes the issuance of 3,898,617 shares of the Federated Aggressive Growth Fund in exchange for 5,413,611shares IAI Emerging Growth Fund, 2,021,084 shares of IAI Long Term Growth Fund and 1,417,582 shares of IAI Capital Appreciation Fund which would have been issued at March 31, 2000, in connection with the proposed reorganization.


Adjustments to Pro Forma Combining Statement of Operations
----------------------------------------------------------

The following assumptions were made as part of the pro forma combining statement of operations.

The statement assumes that the shareholders of each IAI Fund have approved its reorganization into the Federated Fund. If shareholders of one or more of the IAI Funds do not approve the reorganization, pro forma financial information may be different than that provided.

The pro forma combined Federated Aggressive Growth Fund will use all of the Federated Aggressive Growth Fund's current service providers at their current contracted rates.

Under terms of the IAI Funds Management Agreement, Investment Advisers, Inc. ("IAI") is required to pay for all expenses of each IAI Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the fund's paying an all inclusive management fee equal to an annual rate of 1.25% declining to 1.10% of average daily net assets of the IAI Emerging Growth Fund, 1.10% declining to 1.00% of average daily net assets of the IAI Long Term Growth Fund, and 1.40% declining to 1.10% of the average daily net assets of the IAI Capital Appreciation Fund. The Management Agreement also provides that IAI will reimburse each fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. For the year ended March 31, 2000, the IAI Emerging Growth Fund, IAI Long Term Growth Fund and IAI Capital Appreciation Fund paid investment advisory fees of 1.25%, 1.25% and 1.40%, respectively.

Federated Investment Management Company ("FIMC") acts as the investment adviser for the Federated Aggressive Growth Fund. For its services, FIMC receives an annual fee equal to 1.00% of the Fund's average daily net assets.

An adjustment to the combining investment advisory fee reflects investment advisory fees charged at 1.00% of the pro forma combined fund's average daily assets.

Administrative personnel and services will be provided to the combined entity by Federated Services Company for a fee based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by

Federated Investors, Inc., subject to a minimum fee of $125,000 plus $30,000 for each additional class of shares per annum.

Custodian, transfer and dividend disbursing agent, and portfolio accountant fees are calculated based on existing fund contracts that stipulate base fees and other factors such as the fund's asset size, number of accounts, and number and types of transactions.

The director's fees of the pro forma adjusted entity have been adjusted to reflect estimated fees incurred by the Federated Aggressive Growth Fund's board of directors.

The pro forma shareholder services fee has been adjusted to reflect the combination of the IAI Funds' net assets into Federated Aggressive Growth Fund's Class A Shares.

Pro forma legal, share registration, insurance, and miscellaneous fees have been adjusted to reflect the estimated charges of the combined entity.

                                                                                   IAI Emerging Growth Fund
                                                                                  IAI Long Term Growth Fund
                                                                                IAI Capital Appreciation Fund
                                                                               Federated Aggressive Growth Fund
                                                                         Pro Forma Combining Statements of Assets and
                                                                                         Liabilities
                                                                                  March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
                                            IAI           IAI           IAI         Federated
                                         Emerging      Long Term      Capital      Aggressive
                                          Growth         Growth     Appreciation     Growth         Pro Forma        Proforma
                                           Fund           Fund          Fund          Fund         Adjustment3       Combined
                                       -------------- ------------- -----------------------------------------------------------
ASSETS:
Investments in securities, at value     $90,628,150  $16,470,613    $25,142,520   $335,306,093              -    467,547,376
Cash                                        113,822       13,903              -          2,879              -        130,604
Income receivable                             4,285        2,170          2,947          3,741              -         13,143
Receivable for shares sold                  166,948            -              -      8,633,234              -      8,800,182
Receivable for Investments sold           2,862,017      822,691        601,188      1,225,492              -      5,511,388
Prepaid assets                                    -       11,766              -          6,943              -         18,709
                                        -----------  -----------    -----------   ------------     ----------   ------------
     Total assets                        93,775,222   17,321,143     25,746,655    345,178,382              -    482,021,402
                                        -----------  -----------    -----------   ------------     ----------   ------------
LIABILITIES:
Payable for investments purchased         4,098,083      739,121      1,177,420     10,797,177              -     16,811,801
Payable for shares redeemed                 184,872        4,504         19,239        472,692              -        681,307
Bank overdraft                                    -            -         39,181              -                        39,181
Income distribution payable                       -            -              -              -                             -
Accrued expenses                             91,648       16,034         25,176        373,610              -        506,468
                                        -----------  -----------    -----------   ------------     ----------   ------------
     Total liabilities                    4,374,603      759,659      1,261,016     11,643,479              -     18,038,757
                                        -----------  -----------    -----------   ------------     ----------   ------------
NET ASSETS                               89,400,619   16,561,484    $24,485,639   $333,534,903              -   $463,982,645
                                        -----------  -----------    -----------   ------------     ----------   ------------
NET ASSETS CONSISTS OF:
Paid in capital                          50,822,946   12,416,930    $15,614,707   $272,982,387              -    351,836,970
Net unrealized appreciation
(depreciation)
  of investments                         16,598,176    1,815,486      4,358,060     49,128,374              -     71,900,096
Accumulated net realized gain (loss)
  on Investments                         22,007,546    2,329,068      4,512,872     14,429,192              -     43,278,678
Accumulated undistributed net
  investment income/(Distributions
   in excess of net investment income)     (28,049)            -              -    (3,005,050)              -    (3,033,099)
                                        -----------  -----------    -----------   ------------     ----------   ------------
     Total Net Assets                    89,400,619   16,561,484    $24,485,639   $333,534,903              -   $463,982,645
                                        -----------  -----------    -----------   ------------     ----------   ------------
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PROCEEDS PER SHARE
Net Asset Value and Redemption Proceeds
   Per Share                            $     16.51  $      8.19    $     17.27   $      33.46(1)               $      33.46
                                        -----------  -----------    -----------   ------------     ----------   ------------
Offering Price Per Share                $     16.51  $      8.19    $     17.27   $      35.41(2)               $      35.41
                                        -----------  -----------    -----------   ------------     ----------   ------------
SHARES OUTSTANDING (ALL CLASSES)          5,413,611    2,021,084      1,417,582     10,095,979     $2,480,684     13,994,245
                                        -----------  -----------    -----------   ------------     ----------   ------------
COST OF INVESTMENTS                     $74,029,974  $14,655,127    $20,784,460   $286,177,719                  $395,647,280
                                        -----------  -----------    -----------   ------------                  ------------
1 Class A shares
2 Computation of offering price per share 100/94.5 of asset value.
3 See  Notes to Pro  Forma  Financial  Statements  for  discussion  of pro forma adjustments.

                                                                                       IAI Emerging Growth Fund
                                                                                      IAI Long Term Growth Fund
                                                                                    IAI Capital Appreciation Fund
                                                                                   Federated Aggressive Growth Fund
                                                                             Pro Forma Combining Statements of Operations
                                                                                Year Ended March 31, 2000 (unaudited)
                                                                          ---------------------------------------------------
                                                 IAI                           IAI        Federated
                                               Emerging         IAI          Capital     Aggressive
                                                Growth         Value      Appreciation     Growth       Pro Forma     Pro Forma
                                                 Fund           Fund          Fund          Fund       Adjustment      Combined
INVESTMENT INCOME:
Dividends                                  $      9,574   $     61,125    $     19,113   $     14,676  $          -   $    104,488
Interest                                        243,054         40,163          60,960        145,572             -        489,749
                                           ------------   ------------    ------------   ------------  ------------   ------------
     Total investment income                    252,628        101,288          80,073        160,248                      594,237

EXPENSES:
Investment advisory fee                         755,602        125,699         356,300      1,028,365     (278,061)      1,987,905
Administrative personnel and services fee             -              -               -        185,000             -        185,000
Custodian fees                                        -              -               -         22,841         9,595         32,436
Transfer and dividend disbursing agent fees           -              -               -        345,943        50,000        395,943
Directors' fees                                  23,347          3,890          10,074          4,395      (36,811)          4,895
Auditing fees                                         -              -               -          9,570             -          9,570
Legal fees                                            -              -               -          1,724             -          1,724
Portfolio accounting fees                             -              -               -         76,778        20,000         96,778
Shareholder services fees                             -              -               -        257,091       239,900        496,991
Share registration costs                              -              -               -         62,922        25,000         87,922
Printing and postage                                  -              -               -         71,618        15,000         86,618
Interest expense                                    375            359             109              -         (843)              -
Distribution fees                                     -              -               -        555,149             -        555,149
Insurance premiums                                    -              -               -              -             -              -
Miscellaneous                                         -              -               -          9,490         7,500         16,990
                                           ------------   ------------    ------------   ------------  ------------   ------------
     TOTAL EXPENSES                             779,324        129,948         366,483      2,630,886        51,280      3,957,921

Less fees waived/reimbursed by adviser         (23,347)        (3,890)        (10,074)      (276,148)        37,311      (276,148)
                                           ------------   ------------    ------------   ------------  ------------   ------------
    NET EXPENSES                                755,977        126,058         356,409      2,354,738        88,591      3,681,773
                                           ------------   ------------    ------------   ------------  ------------   ------------
     NET INVESTMENT INCOME/(NET OPERATING
     LOSS)                                 $  (503,349)   $   (24,770)    $  (276,336)   $(2,194,490)      (88,591)   $(3,087,536)
                                           ------------   ------------    ------------   ------------  ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on investments      36,771,387      6,364,324       9,223,171     15,054,835             -     67,413,717
Net change in unrealized appreciation
(depreciation) on investments               (1,888,674)    (5,686,039)       1,969,105     41,336,420             -     35,730,812

     Net realized and unrealized gain
       (loss) on investments                 34,882,713        678,285      11,192,276     56,391,255             -    103,144,529
                                           ------------   ------------    ------------   ------------  ------------   ------------
         Change in net assets resulting
         from operations                   $ 34,379,364   $    653,515    $ 10,915,940   $   (54,196)  $   (88,591)   $100,056,993
                                           ------------   ------------    ------------   ------------  ------------   ------------
(See Notes to Pro Forma Financial Statements for a discussion of Pro Adjustments)

IAI Emerging Growth Fund
IAI Long Term Growth Fund
IAI Capital Appreciation Fund
Federated Aggressive Growth Fund
Pro Forma Combining Schedule of Investments
As of March 31, 2000

                Principal Amount of Shares                                                               Value
         IAI                                                                                          IAI
IAI      Long Term IAI           Federated                                                            Long Term  IAI
Emerging Growth    Capital       Aggressive  Pro Forma                                     Emerging   Growth     Capital
Growth   Fund      Appreciation  Growth      Combined                                      Growth     Fund       Appreciation
Common Stocks--98.3%
                                                            Capital Goods--4.8%
                                  93,300      93,300    ACT Manufacturing, Inc.
                                  15,300      15,300    Dupont Photomasks, Inc.
                                  17,700      17,700    Flextronics International Ltd.
                                 132,500     132,500    Newpark Resources, Inc.
                                 118,560     118,560    Orbital Sciences Corp.
                                  93,000      93,000    Waste Connections, Inc.
                                  62,600      62,600    Zomax Optical Media, Inc.
 19,600   3,500     5,200                     28,300    (1)Advanced Lighting Technologies    367,500     65,625     97,500
 52,000   9,400    13,800                     75,200    (1)Applied Science and Technology  1,573,000    284,350    417,450
 18,789   3,388     4,725                     26,902    (1)IFCO Systems, foreign             429,798     77,501    108,084
 13,100   2,200     3,200                     18,500    (1)Trex Company                      501,075     84,150    122,400
 43,000   7,100    10,400                     60,500    (1)Zebra Technologies Class A      2,150,000    355,000    520,000
                                                            Total                          5,021,373    866,626  1,265,434

                                                            Communication Services--3.4%
                                  19,250      19,250    Covad Communications Group, Inc.
                                   9,300       9,300    Cypress Communications, Inc.
                                                        FirstWorld Communications, Inc.,
                                  17,300      17,300    Class B
                                  56,500      56,500    IDT Corp.
                                  44,600      44,600    MGC Communications, Inc.
                                   3,500       3,500    Net2000 Communications, Inc.
                                   7,600       7,600    Nextel Partners, Inc., Class A
                                   3,400       3,400    TeleCorp PCS, Inc.
                                   1,200       1,200    Tritel, Inc.
 14,100   2,500     3,700                     20,300    (1)Catalina Marketing              1,427,625    253,125    374,625
  8,500   1,500     2,100                     12,100    (1)Official Payments                 357,000     63,000     88,200
                                             104,900    (1)Profit Recovery Group
 71,800  12,700    20,400                                  International, foreign          1,328,300    234,950    377,400
 26,000   4,700     6,600                     37,300    (1)TTI Team Telecom International    858,000    155,100    217,800
 49,100   8,800    13,000                     70,900    (1)Valassis Communications         1,635,644    293,150    433,062
                                                                  Total                    5,606,569    999,325  1,491,087

                                                            Consumer Cyclicals--7.1%
                                   1,100       1,100    Avenue A, Inc.
                                  37,400      37,400    Career Education Corp.
                                  53,300      53,300    Children's Place Retail Stores, Inc.
                                  33,100      33,100    Diamond Technology Partners, Class A
                                   1,700       1,700    Digital Impact, Inc.
                                  63,350      63,350    Insight Enterprises, Inc.
                                  44,200      44,200    MIPS Technologies, Inc.
                                  96,200      96,200    Modem Media . Poppe Tyson, Inc.
                                 177,000     177,000    Navigant Consulting, Inc.
                                  79,012      79,012    Pacific Sunwear of California
                                 122,000     122,000    Webvan Group, Inc.
                                  71,000      71,000    bebe stores, Inc.
 10,900   1,600     2,400                     14,900    (1)Express Scripts Class A           457,800     67,200    100,800
                                                        (1)Kenneth Cole
 26,900   4,800     7,100                     38,800       Productions Class A             1,055,825    188,400    278,675
 60,233  10,799    15,900                     86,932    (1)99 Cents Only Stores            2,364,145    423,861    624,075
 53,300   9,600    14,100                     77,000    (1)Pacific Sunwear of California   2,052,050    369,600    542,850
 58,800  10,350    15,250                     84,400    (1)Wild Oats Markets               1,205,400    212,175    312,625
224,600  41,600    59,300                    325,500    (1)Aftermarket Technology          2,807,500    520,000    741,250
                                                             Total                         9,942,720  1,781,236  2,600,275

                                                            Consumer Staples--4.9%
                                                        Beasley Broadcast Group,
                                 136,100     136,100      Inc., Class A
                                  61,300      61,300    Citadel Communications Corp.
                                  38,700      38,700    P. F. Chang's China Bistro, Inc.
                                  40,500      40,500    Radio One, Inc.
                                 123,800     123,800    Spanish Broadcasting System, Inc.
                                  75,600      75,600    TiVo, Inc.
                                                        XM Satellite Radio Holdings,
                                  56,500      56,500      Inc., Class A
109,450  19,700    28,950                    158,100    (1)JAKKS Pacific                   2,360,016    424,781    624,234
 31,150   5,600     8,200                     44,950    (1)Apollo Group Class A              878,041    157,850    231,137
                                                        (1)Hotel Reservations
 47,800   8,600    12,600                     69,000      Network Class A                    848,450    152,650    223,650
 36,600   4,900     7,200                     48,700    (1)Papa John's International       1,207,800    161,700    237,600
                                                            Total                          5,294,307    896,981  1,316,621
                                                                 11

                                                            Energy--5.7%
                                  17,100      17,100    Cal Dive International, Inc.
                                  28,000      28,000    Cooper Cameron Corp.
                                  47,500      47,500    ENSCO International, Inc.
                                  51,895      51,895    Nabors Industries, Inc.
                                 136,700     136,700    Patterson Energy, Inc.
                                  41,500      41,500    Precision Drilling Corp.
                                 175,670     175,670    R&B Falcon Corp.
                                  52,600      52,600    UTI Energy Corp.
                                 153,000     153,000    Varco International, Inc.
                                  76,900      76,900    Weatherford International, Inc.
 50,800   9,100    13,400                     73,300    (1)Patterson Energy                1,612,900    288,925    425,450
                                                            Total                          1,612,900    288,925    425,450

                                                            Financials 2.8%

                                  64,900      64,900    Americredit Corp.
                                 116,500     116,500    E-LOAN, Inc.
                                 112,100     112,100    Intercept Group, Inc.
                                  44,900      44,900    Metris Cos., Inc.
                                 243,700     243,700    Net.B@nk, Inc.
 52,600   9,500    13,899                     75,999    Radian Group                       2,505,075    452,438    661,940
                                                            Total                          2,505,075    452,438    661,940

                                                            Health Care--9.0%
                                 184,600     184,600    Advance Paradigm, Inc.
                                   7,800       7,800    Affymetrix, Inc.
                                  26,800      26,800    Alexion Pharmaceuticals, Inc.
                                  44,000      44,000    Gilead Sciences, Inc.
                                  13,000      13,000    Human Genome Sciences, Inc.
                                  10,600      10,600    Incyte Pharmaceuticals, Inc.
                                  43,300      43,300    Maxim Pharmacceuticals, Inc.
                                  95,400      95,400    Microvision, Inc.
                                   6,300       6,300    Millennium Pharmaceuticals, Inc.
                                 154,600     154,600    Osteotech, Inc.
                                  33,400      33,400    Protein Design Laboratories, Inc.
                                  32,000      32,000    QLT Phototherapeutics, Inc.
                                 164,800     164,800    Theragenics Corp.
 30,900   5,600     8,150                     44,650    (1)Patterson Dental                1,181,925    214,200    311,738
 78,100  14,000    20,600                    112,700    (1)Renal Care Group                1,693,794    303,625    446,763
 23,900   4,300     6,300                    367,763    (1)Albany Molecular Research       1,395,162    251,012    367,763
  4,100     700     1,000                     20,375    (1)Antigenics                         83,537     14,262     20,375
 22,200   4,000     5,900                    306,800    (1)Coherent                        1,154,400    208,000    306,800
 33,300   6,000     8,800                     65,450    (1)Eclipse Surgical Technologies     247,669     44,625     65,450
 16,200   2,900     4,300                    223,063    (1)Emisphere Technologies            840,375    150,438    223,063
 56,300  10,100    14,900                    258,888    (1)InfoCure                          978,212    175,488    258,888
  4,874                                        4,874    (1)GalaGen                            12,642
  3,800     700       900                      5,400    (1)Maxygen                           247,712     45,631     58,669
 66,100  11,900    17,450                     95,450    Mentor                             1,784,700    321,300    471,150
 20,000   3,600     5,300                     28,900    (1)Novoste                           800,000    144,000    212,000
                                                            Total                         10,420,128  1,872,581  2,742,659

                                                            Technology 59.7%
                                  58,100      58,100    24/7 Media, Inc.
                                 125,000     125,000    ACTV, Inc.
                                  65,400      65,400    Accrue Software, Inc.
                                  14,800      14,800    Aether Systems, Inc.
                                  72,200      72,200    Airnet Communications Corp.
                                  27,800      27,800    Allaire Corp.
                                  93,000      93,000    Ancor Communications, Inc.
                                  60,200      60,200    AnswerThink Consulting Group, Inc.
                                  35,400      35,400    AudioCodes Ltd.
                                  39,500      39,500    Aurora Bioscences, Inc.
                                   1,200       1,200    Avanex Corp.
                                  79,500      79,500    Aware, Inc.
                                  79,500      79,500    Bluestone Software, Inc.
                                  87,800      87,800    Braun Consulting, Inc.
                                   1,800       1,800    Caliper Technologies Corp.
                                     800         800    Centra Software, Inc.
                                  86,000      86,000    Chordiant Software, Inc.
                                  26,100      26,100    Clarent Corp.
                                  52,300      52,300    Cobalt Networks, Inc.
                                                        Cognizant Technology
                                  64,000      64,000      Solutions Corp.
                                   8,500       8,500    Comverse Technology, Inc.
                                  59,900      59,900    Concentric Network Corp.
                                 114,600     114,600    Concur Technologies, Inc.
                                  38,874      38,874    Conexant Systems, Inc.
                                  25,700      25,700    Credence Systems Corp.
                                  26,700      26,700    Crossroads Systems, Inc.
                                 111,500     111,500    Cybersource Corp.
                                  30,000      30,000    Cymer, Inc.
                                  28,800      28,800    Delano Technology Corp.
                                  79,500      79,500    Digital River, Inc.
                                  13,300      13,300    E-Tek Dynamics, Inc.
                                  83,800      83,800    EarthWeb, Inc.
                                 123,383     123,383    Egain Communications Corp.
                                  34,200      34,200    Extreme Networks, Inc.
                                  39,600      39,600    F5 Networks, Inc.
                                   8,800       8,800    FairMarket, Inc.
                                  52,100      52,100    Firepond, Inc.
                                  45,000      45,000    GRIC Communications, Inc.

                                                                 12

                                  75,500      75,500    Gadzoox Networks, Inc.
                                  46,100      46,100    Healtheon Corp.
                                  79,900      79,900    Henry Jack & Associates, Inc.
                                  48,800      48,800    Hi/fn, Inc.
                                  41,400      41,400    ISS Group, Inc.
                                  20,400      20,400    Informatica Corp.
                                                        InterWAVE Communications
                                  29,800      29,800      International Ltd.
                                  51,500      51,500    Intertrust Technologies Corp.
                                   1,200       1,200    Interwoven, Inc.
                                  28,200      28,200    Keynote Systems, Inc.
                                  48,500      48,500    Kopin Corp.
                                   1,300       1,300    Lante Corp.
                                  25,000      25,000    Liberate Technologies, Inc.
                                  79,300      79,300    MMC Networks, Inc.
                                  70,400      70,400    Marimba, Inc.
                                  93,000      93,000    Mastech Corp.
                                   1,500       1,500    MatrixOne, Inc.
                                  70,100      70,100    Medquist, Inc.
                                  18,600      18,600    Mercury Interactive Corp.
                                  23,000      23,000    Micrel, Inc.
                                  25,300      25,300    Micromuse, Inc.
                                  92,900      92,900    Neon Systems, Inc.
                                  44,200      44,200    NetIQ Corp.
                                  63,600      63,600    Netro Corp.
                                   4,700       4,700    Niku Corp.
                                  14,400      14,400    Official Payments Corp.
                                 114,800     114,800    ONYX Software Corp.
                                  59,100      59,100    OTG Software, Inc.
                                  79,300      79,300    Onvia.com, Inc.
                                  35,800      35,800    PRI Automation, Inc.
                                  47,400      47,400    Packeteer, Inc.
                                 104,100     104,100    Paradyne Networks, Inc.
                                 143,000     143,000    Pilot Network Services, Inc.
                                   6,400       6,400    Quantum Effect Devices, Inc.
                                  60,800      60,800    Quokka Sports, Inc.
                                  27,800      27,800    RF Micro Devices, Inc.
                                   8,200       8,200    Razorfish, Inc.
                                   5,000       5,000    Register.Com, Inc.
                                  35,700      35,700    SCM Microsystems, Inc.
                                  53,500      53,500    Satyam Infoway Ltd., ADR
                                  74,700      74,700    SmartForce PLC, ADR
                                   7,400       7,400    Software.com, Inc.
                                  77,500      77,500    Tollgrade Communications, Inc.
                                  33,300      33,300    Veeco Instruments, Inc.
                                  13,500      13,500    VerticalNet, Inc.
                                  44,000      44,000    Virata Corp.
                                  18,700      18,700    Vitesse Semiconductor Corp.
                                  58,200      58,200    WebTrends Corp.
                                  83,300      83,300    Witness Systems, Inc.
                                 100,500     100,500    XCare.net, Inc.
                                 137,800     137,800    eGain Communications Corp.
                                   1,400       1,400    WebMethods, Inc.
 21,300   3,800     5,600                     30,700    (1)Alamosa PCS Holdings              804,075    143,450    211,400
 44,400   8,000    11,700                     64,100    (1)American Mobile Satellite       1,065,600    192,000    280,800
145,800  27,600    41,900                    215,300    (1)CCC Information Services Group  3,134,700    593,400    900,850
  5,100     900     1,400                      7,400    (1)Diamond Technology Partners       335,325     59,175     92,050
 68,100  12,200    18,000                     98,300    (1)DSET                            1,255,594    224,937    331,875
 20,500   3,700     5,400                     29,600    (1)Exchange Applications           1,084,898    195,811    285,778
 17,900   3,200     4,700                     25,800    (1)Great Plains Software             955,413    170,800    250,863
 32,300   5,300     7,700                     45,300    (1)iGATE Capital                   1,457,538    239,163    347,463
149,300  26,900    39,500                    215,700    (1)IMRglobal                       2,146,188    386,687    567,813
 96,400  17,300    25,500                    139,200    (1)Wavo                              430,788     77,309    113,953
 17,100   3,100     4,500                     24,700    (1)ADE                               376,200     68,200     99,000
 27,700   5,000     7,300                     40,000    (1)Advanced Radio Telecom            917,562    165,625    241,812
 35,800   6,400     9,500                     51,700    (1)American Xtal Technology        1,159,025    207,200    307,562
    900     200       200                      1,300    (1)ArrowPoint Communications         106,636     23,697     23,697
 20,900   3,800     5,500                     30,200    (1)AstroPower                        675,331    122,787    177,719
 13,600   2,500     3,600                     19,700    (1)California Amplifier              421,600     77,500    111,600
 13,600   2,500     3,600                     19,700    (1)Cognex                            784,550    144,219    207,675
 59,200  10,000    14,300                     83,500    (1)Datalink                        1,184,000    200,000    286,000
 20,000   3,600     5,300                     28,900    (1)Exar                            1,431,250    257,625    379,281
 25,200   4,500     6,700                     36,400    (1)Lattice Semiconductor           1,705,725    304,594    453,506
 45,200   8,100    12,000                     65,300    (1)Mercury Computer Systems        2,209,150    395,888    586,500
 26,000   4,700     6,900                     37,600    National Computer Systems          1,319,500    238,525    350,175
 60,600  10,900    16,000                     87,500    (1)REMEC                           3,060,300    550,450    808,000
 25,600   4,600     6,800                     37,000    (1)Sawtek                          1,345,600    241,788    357,425
 48,300   8,733    12,833                     69,866    (1)Three-Five Systems              2,898,000    523,980    769,980
  9,000   1,600     2,400                     13,000    (1)Visual Networks                   510,750     90,800    136,200
 78,300  14,095    20,600                    112,995    (1)Zamba                             819,703    147,557    215,656
 17,500   3,100     4,600                     25,200    (1)Zoran                             985,469    174,569    259,037
 23,950             6,300                     30,250    (1)ANADIGICS                       1,580,700    283,800    415,800
 31,100   5,600     8,200                     44,900    (1)ANTEC                           1,393,669    250,950    367,462
 13,300   2,300     3,400                     19,000    (1)Aware                             533,662     92,287    136,425
 17,800   3,200     5,000                     26,000    (1)BreezeCom, foreign                665,275    119,600    186,875
 11,900   2,100     3,200                     17,200    (1)CommScope                         542,937     95,812    146,000
 20,900   3,800     5,500                     30,200    (1)Com21                             982,300    178,600    258,500
 32,400   5,800     8,600                     46,800    (1)Digital Microwave               1,097,550    196,475    291,325
 18,300   3,300     4,900                     26,500    (1)Orckit Communications, foreign  1,226,100    221,100    328,300
 57,200  10,300    15,800                     83,300    (1)Tollgrade Communications        3,031,600    545,900    837,400
 26,000   4,700     6,900                     37,600    (1)Westell Technologies Class A      828,750    149,812    219,937
                                                            Total                         46,463,013  8,352,072 12,341,694

                                                                 13

                                                            Transportation--.9%
                                  84,500      84,500    SkyWest, Inc.
 24,700             6,500                     31,200    (1)Atlas Air                         676,163    123,188    177,938
                                                            Total                            676,163    123,188    177,938
                                                        Total Common Stocks

Repurchase Agreement--0.5%
                               2,105,000   2,105,000    ABN AMRO, Inc., 6.18%, dated 3/31/2000, due 4/3/2000

        RESTRICTED SECURITIES - 0.0% (2)
----------------------------------------
Common Stocks - 0.0%
         42,272                               42,272    Westgate Acquisitions                                 0
Non-Convertible Preferred Stock- 0.0%
         86,198                               86,198    Westgate Acquisitions Series A                        0

Limited Partnerships - 0.0%
(percentage ownership)
1.78%                                          1.78%    (1) Alta Berkeley III, foreign       161,520
0.69%                                          0.69%    (1) South Street Corporate
                                                            Recovery Fund I
1.65%    1.10%                                 2.75%    (1) South Street Leveraged
                                                            Corporate Recovery Fund I
         1.42%                                 1.42%    (1) Vanguard Associates III                       11,795
                                                        Total                                161,520      11,795         0
Convertible Debentures-0.0%
    258,332                                  258,332    Air Communications Series B                0

                                                                    Exercise         Exercise
Warrants - 0.0%                                                      Price             Date

      1,805                                    1,805    Gala Gen     $11.08          07/09/00      0
     22,501                                   22,501    GalaGen      $11.08          01/29/01      0
                                        Total                                                      0           0         0
                                        Total Restricted Securities

        SHORT - TERM SECURITIES - 1.2%
                                                                                                 Market
Commercial Paper -0.8%                                            Rate            Maturity       Value (a)
                                                        Associates (Financial)
     2,500,000                             2,500,000                  6.20%       04/03/00     2,549,122
                                                        Gillette (Consumer Non-Durables)
                             1,200,000     1,200,000                  6.20%       04/03/00                       1,199,587
Investment Company - 0.4%                               Total                                  2,549,122       0 1,199,587

       375,260     683,686     919,835     1,978,781    Firstar Institutional Money              375,260 683,686   919,835
                                                        Market Fund 5.69%

Demand Note - 0.0
                   141,760                   141,760    Wisconsin Electric (Utilities)                   141,760

                                                        Total Short-Term Securities

                 TOTAL INVESTMENTS IN SECURITIES                                            90,628,150 16,470,613   25,142,520

(1)   Non-Income Producing Security

(2)   Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public.



IAI Emerging Growth Fund
IAI Long Term Growth Fund
IAI Capital Appreciation Fund
Federated Aggressive Growth Fund
Pro Forma Combining Schedule of Investments
As of March 31, 2000


                                                    Value
                                           Federated
                                           Aggressive            Pro Forma
                                           Growth                Combined

Common Stocks--98.3%
    Capital Goods--4.8%
ACT Manufacturing, Inc.                     5,218,969             5,218,969
Dupont Photomasks, Inc.                       886,444               886,444
Flextronics International Ltd.              1,246,744             1,246,744
Newpark Resources, Inc.                     1,060,000             1,060,000
Orbital Sciences Corp.                      1,778,400             1,778,400
Waste Connections, Inc.                     1,127,625             1,127,625
Zomax Optical Media, Inc.                   3,771,650             3,771,650
(1)Advanced Lighting Technologies                                   530,625
(1)Applied Science and Technology                                 2,274,800
(1)IFCO Systems, foreign                                            615,383

                                       14

(1)Trex Company                                                     707,625
(1)Zebra Technologies Class A                                     3,025,000
    Total                                  15,089,832            22,243,265

    Communication Services--3.4%
Covad Communications Group, Inc.            1,395,625             1,395,625
Cypress Communications, Inc.                  227,850               227,850
FirstWorld Communications, Inc.,
Class B                                       352,488               352,488
IDT Corp.                                   2,344,750             2,344,750
MGC Communications, Inc.                    3,188,900             3,188,900
Net2000 Communications, Inc.                   83,125                83,125
Nextel Partners, Inc., Class A                220,400               220,400
TeleCorp PCS, Inc.                            175,950               175,950
Tritel, Inc.                                   45,900                45,900
(1)Catalina Marketing                                             2,055,375
(1)Official Payments                                                508,200
(1)Profit Recovery Group
   International, foreign                                         1,940,650
(1)TTI Team Telecom International                                 1,230,900
(1)Valassis Communications                                        2,361,856
    Total                                   8,034,988            16,131,969

    Consumer Cyclicals--7.1%
Avenue A, Inc.                                 33,550                33,550
Career Education Corp.                      1,309,000             1,309,000
Children's Place Retail Stores, Inc.          759,525               759,525
Diamond Technology Partners, Class A        2,176,325             2,176,325
Digital Impact, Inc.                           60,456                60,456
Insight Enterprises, Inc.                   2,308,316             2,308,316
MIPS Technologies, Inc.                     2,458,625             2,458,625
Modem Media . Poppe Tyson, Inc.             3,114,475             3,114,475
Navigant Consulting, Inc.                   1,947,000             1,947,000
Pacific Sunwear of California               3,041,962             3,041,962
Webvan Group, Inc.                            937,875               937,875
bebe stores, Inc.                             896,375               896,375
(1)Express Scripts Class A                                          625,800
(1)Kenneth Cole
   Productions Class A                                            1,522,900
(1)99 Cents Only Stores                                           3,412,081
(1)Pacific Sunwear of California                                  2,964,500
(1)Wild Oats Markets                                              1,730,200
(1)Aftermarket Technology                                         4,068,750
    Total                                  19,043,484            33,367,715

    Consumer Staples--4.9%
Beasley Broadcast Group,                    1,258,925             1,258,925
  Inc., Class A
Citadel Communications Corp.                2,586,094             2,586,094
P. F. Chang's China Bistro, Inc.            1,281,938             1,281,938
Radio One, Inc.                             2,698,313             2,698,313
Spanish Broadcasting System, Inc.           2,903,497             2,903,497
TiVo, Inc.                                  2,617,650             2,617,650
XM Satellite Radio Holdings,                1,970,438             1,970,438
  Inc., Class A
(1)JAKKS Pacific                                                  3,409,031
(1)Apollo Group Class A                                           1,267,028
(1)Hotel Reservations
  Network Class A                                                 1,224,750
(1)Papa John's International                                      1,607,100
    Total                                  15,316,855            22,824,764

    Energy--5.7%
Cal Dive International, Inc.                  867,825               867,825
Cooper Cameron Corp.                        1,872,500             1,872,500
ENSCO International, Inc.                   1,715,938             1,715,938
Nabors Industries, Inc.                     2,014,175             2,014,175
Patterson Energy, Inc.                      4,340,225             4,340,225
Precision Drilling Corp.                    1,385,063             1,385,063
R&B Falcon Corp.                            3,458,503             3,458,503
UTI Energy Corp.                            1,985,650             1,985,650
Varco International, Inc.                   1,931,625             1,931,625
Weatherford International, Inc.             4,532,294             4,532,294
(1)Patterson Energy                                               2,327,275
    Total                                  24,103,798            26,431,073

    Financials 2.8%

Americredit Corp.                           1,058,681             1,058,681
E-LOAN, Inc.                                  815,500               815,500
Intercept Group, Inc.                       2,886,575             2,886,575
Metris Cos., Inc.                           1,745,488             1,745,488
Net.B@nk, Inc.                              3,168,100             3,168,100
Radian Group                                                      3,619,453
    Total                                   9,674,344            13,293,797

    Health Care--9.0%
Advance Paradigm, Inc.                      2,192,125             2,192,125
Affymetrix, Inc.                            1,157,813             1,157,813
Alexion Pharmaceuticals, Inc.               1,869,300             1,869,300
Gilead Sciences, Inc.                       2,788,500             2,788,500
Human Genome Sciences, Inc.                 1,079,813             1,079,813

                                       15

Incyte Pharmaceuticals, Inc.                  926,838               926,838
Maxim Pharmacceuticals, Inc.                2,032,394             2,032,394
Microvision, Inc.                           5,306,625             5,306,625
Millennium Pharmaceuticals, Inc.              818,213               818,213
Osteotech, Inc.                             2,067,775             2,067,775
Protein Design Laboratories, Inc.           2,655,300             2,655,300
QLT Phototherapeutics, Inc.                 1,768,000             1,768,000
Theragenics Corp.                           2,204,200             2,204,200
(1)Patterson Dental                                               1,707,863
(1)Renal Care Group                                               2,444,182
(1)Albany Molecular Research                                      2,013,937
(1)Antigenics                                                       118,174
(1)Coherent                                                       1,669,200
(1)Eclipse Surgical Technologies                                    357,744
(1)Emisphere Technologies                                         1,213,876
(1)InfoCure                                                       1,412,588
(1)GalaGen                                                           12,642
(1)Maxygen                                                          352,012
Mentor                                                            2,577,150
(1)Novoste                                                        1,156,000
    Total                                  26,866,896            41,902,264

    Technology 59.7%
24/7 Media, Inc.                            2,294,950             2,294,950
ACTV, Inc.                                  4,382,813             4,382,813
Accrue Software, Inc.                       2,995,116             2,995,116
Aether Systems, Inc.                        2,686,200             2,686,200
Airnet Communications Corp.                 2,522,488             2,522,488
Allaire Corp.                               2,102,375             2,102,375
Ancor Communications, Inc.                  3,824,625             3,824,625
AnswerThink Consulting Group, Inc.          1,471,138             1,471,138
AudioCodes Ltd.                             3,553,275             3,553,275
Aurora Bioscences, Inc.                     1,614,563             1,614,563
Avanex Corp.                                  182,100               182,100
Aware, Inc.                                 3,189,938             3,189,938
Bluestone Software, Inc.                    2,683,125             2,683,125
Braun Consulting, Inc.                      2,809,600             2,809,600
Caliper Technologies Corp.                    145,575               145,575
Centra Software, Inc.                          16,800                16,800
Chordiant Software, Inc.                    1,397,500             1,397,500
Clarent Corp.                               2,353,894             2,353,894
Cobalt Networks, Inc.                       2,458,100             2,458,100
Cognizant Technology
  Solutions Corp.                           4,000,000             4,000,000
Comverse Technology, Inc.                   1,606,500             1,606,500
Concentric Network Corp.                    3,294,500             3,294,500
Concur Technologies, Inc.                   1,726,163             1,726,163
Conexant Systems, Inc.                      2,760,054             2,760,054
Credence Systems Corp.                      3,215,713             3,215,713
Crossroads Systems, Inc.                    2,756,775             2,756,775
Cybersource Corp.                           4,153,375             4,153,375
Cymer, Inc.                                 1,500,000             1,500,000
Delano Technology Corp.                       646,200               646,200
Digital River, Inc.                         1,709,250             1,709,250
E-Tek Dynamics, Inc.                        3,128,825             3,128,825
EarthWeb, Inc.                              2,063,575             2,063,575
Egain Communications Corp.                  4,811,948             4,811,948
Extreme Networks, Inc.                      2,701,800             2,701,800
F5 Networks, Inc.                           2,682,900             2,682,900
FairMarket, Inc.                              200,200               200,200
Firepond, Inc.                              2,132,844             2,132,844
GRIC Communications, Inc.                   1,518,750             1,518,750
Gadzoox Networks, Inc.                      3,619,281             3,619,281
Healtheon Corp.                             1,060,300             1,060,300
Henry Jack & Associates, Inc.               2,946,313             2,946,313
Hi/fn, Inc.                                 3,175,050             3,175,050
ISS Group, Inc.                             4,823,100             4,823,100
Informatica Corp.                           1,566,975             1,566,975
InterWAVE Communications
  International Ltd.                          897,725               897,725
Intertrust Technologies Corp.               2,188,750             2,188,750
Interwoven, Inc.                              131,700               131,700
Keynote Systems, Inc.                       2,883,450             2,883,450
Kopin Corp.                                 3,334,375             3,334,375
Lante Corp.                                    39,488                39,488
Liberate Technologies, Inc.                 1,568,750             1,568,750
MMC Networks, Inc.                          2,616,900             2,616,900
Marimba, Inc.                               3,106,400             3,106,400
Mastech Corp.                               4,196,625             4,196,625
MatrixOne, Inc.                                59,906                59,906
Medquist, Inc.                              1,905,844             1,905,844
Mercury Interactive Corp.                   1,474,050             1,474,050
Micrel, Inc.                                2,208,000             2,208,000
Micromuse, Inc.                             3,511,956             3,511,956
Neon Systems, Inc.                          3,065,700             3,065,700
NetIQ Corp.                                 2,953,113             2,953,113
Netro Corp.                                 4,134,994             4,134,994
Niku Corp.                                    222,369               222,369
Official Payments Corp.                       604,800               604,800
ONYX Software Corp.                         3,659,250             3,659,250
OTG Software, Inc.                          2,382,469             2,382,469
Onvia.com, Inc.                             1,675,213             1,675,213

                                       16

PRI Automation, Inc.                        2,188,275             2,188,275
Packeteer, Inc.                             1,659,000             1,659,000
Paradyne Networks, Inc.                     3,227,100             3,227,100
Pilot Network Services, Inc.                4,727,938             4,727,938
Quantum Effect Devices, Inc.                  509,600               509,600
Quokka Sports, Inc.                           646,000               646,000
RF Micro Devices, Inc.                      3,735,625             3,735,625
Razorfish, Inc.                               225,500               225,500
Register.Com, Inc.                            347,500               347,500
SCM Microsystems, Inc.                      3,462,900             3,462,900
Satyam Infoway Ltd., ADR                    2,868,938             2,868,938
SmartForce PLC, ADR                         3,426,863             3,426,863
Software.com, Inc.                            953,675               953,675
Tollgrade Communications, Inc.              4,107,500             4,107,500
Veeco Instruments, Inc.                     2,464,200             2,464,200
VerticalNet, Inc.                           1,836,000             1,836,000
Virata Corp.                                4,394,500             4,394,500
Vitesse Semiconductor Corp.                 1,799,875             1,799,875
WebTrends Corp.                             4,190,400             4,190,400
Witness Systems, Inc.                       2,530,238             2,530,238
XCare.net, Inc.                             1,444,688             1,444,688
eGain Communications Corp.                  5,374,200             5,374,200
WebMethods, Inc.                              337,925               337,925
(1)Alamosa PCS Holdings                                           1,158,925
(1)American Mobile Satellite                                      1,538,400
(1)CCC Information Services Group                                 4,628,950
(1)Diamond Technology Partners                                      486,550
(1)DSET                                                           1,812,406
(1)Exchange Applications                                          1,566,487
(1)Great Plains Software                                          1,377,076
(1)iGATE Capital                                                  2,044,164
(1)IMRglobal                                                      3,100,688
(1)Wavo                                                             622,050
(1)ADE                                                              543,400
(1)Advanced Radio Telecom                                         1,324,999
(1)American Xtal Technology                                       1,673,787
(1)ArrowPoint Communications                                        154,030
(1)AstroPower                                                       975,837
(1)California Amplifier                                             610,700
(1)Cognex                                                         1,136,444
(1)Datalink                                                       1,670,000
(1)Exar                                                           2,068,156
(1)Lattice Semiconductor                                          2,463,825
(1)Mercury Computer Systems                                       3,191,538
National Computer Systems                                         1,908,200
(1)REMEC                                                          4,418,750
(1)Sawtek                                                         1,944,813
(1)Three-Five Systems                                             4,191,960
(1)Visual Networks                                                  737,750
(1)Zamba                                                          1,182,916
(1)Zoran                                                          1,419,075
(1)ANADIGICS                                                      2,280,300
(1)ANTEC                                                          2,012,081
(1)Aware                                                            762,374
(1)BreezeCom, foreign                                               971,750
(1)CommScope                                                        784,749
(1)Com21                                                          1,419,400
(1)Digital Microwave                                              1,585,350
(1)Orckit Communications, foreign                                 1,775,500
(1)Tollgrade Communications                                       4,414,900
(1)Westell Technologies Class A                                   1,198,499
    Total                                 211,764,833           278,921,612

    Transportation--.9%
SkyWest, Inc.                               3,306,063             3,306,063
(1)Atlas Air                                        0               977,289
    Total                                   3,306,063             4,283,352
    Total Common Stocks                                         459,399,811


ABN AMRO, Inc., 6.18%, dated 3/31/2000,     2,105,000             2.105,000
   due 4/3/2000




Westgate Acquisitions                                                     0

Westgate Acquisitions Series A                                            0



(1) Alta Berkeley III, foreign                                      161,520
(1) South Street Corporate
    Recovery Fund I                                                       0
(1) South Street Leveraged
    Corporate Recovery Fund I                                             0
(1) Vanguard Associates III                                          11,795
     Total                                                          173,315

Air Communications Series B                                               0

                                       17

            Exercise         Exercise
             Price             Date

Gala Gen     $11.08          07/09/00
GalaGen      $11.08          01/29/01
    Total                                           0                     0
    Total Restricted Securities                                     173,315

                                          Market
              Rate        Maturity       Value (a)
Associates (Financial)
              6.20%       04/03/00     2,549,122                  2,549,122
Gillette (Consumer Non-Durables)
              6.20%       04/03/00     1,199,587                  1,199,587
Investment Company - 0.4%
Total                                  2,549,122                  3,748,709

Firstar Institutional Money            375,260                    1,978,781
  Market Fund 5.69%

Demand Note - 0.0
Wisconsin Electric (Utilities)                                      141,760

Total Short-Term Securities                                       5,869,250

    TOTAL INVESTMENTS IN SECURITIES       335,306,093           467,869,250

(1)   Non-Income Producing Security

(2)   Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public.

                                IAI Regional Fund
                       Federated Capital Appreciation Fund
               Notes to Pro Forma Financial Statements (unaudited)
                                 March 31, 2000

Basis of Combination

The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations and Schedule of Investments ("Pro Forma Financial Statements") reflect the accounts of IAI Regional Fund and Federated Capital Appreciation Fund, collectively ("the Funds"), for the year ended March 31, 2000. These statements have been derived from the books and records utilized in calculating daily net asset values at March 31, 2000.

The Pro Forma Combining Financial Statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2000. They should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of IAI Regional Fund for shares of Federated Capital Appreciation Fund as if the reorganization had been consummated on March 31, 2000. Under generally accepted accounting principles, Federated Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

To the extent the acquired fund has capital losses, they will be carried forward to the acquiring fund. The acquiring fund will be able to use these losses to offset future capital gains it realizes, subject to limitations, and, thereby, minimize taxable gains to its shareholders.

Adjustments to Pro Forma Combining Statement of Assets and Liabilities

The following assumptions were made to the pro forma combining statement of assets and liabilities.

The Pro Forma net asset value per share assumes the issuance of 6,130,505 shares of the Federated Capital Appreciation Fund in exchange for 9,113,962 shares of the IAI Regional Fund which would have been issued at March 31, 2000, in connection with the proposed reorganization.

Adjustments to Pro Forma Combining Statement of Operations

The following assumptions were made as part of the pro forma combining statement of operations.

The pro forma combined Federated Capital Appreciation Fund will use all of the Federated Capital Appreciation Fund's current service providers at their current contracted rates.

Under terms of the IAI Regional Fund's Management Agreement, Investment Advisers, Inc. ("IAI") is required to pay for all expenses of the IAI Regional Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the fund paying an all inclusive management fee equal to an annual rate of 1.25% declining to 1.10% of average daily net assets. The Management Agreement also provides that IAI will reimburse the IAI Regional Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. For the year ended March 31, 2000, IAI Regional
Fund paid investment advisory fees equal to 1.25% of its average daily net assets.

Federated Investment Management Company ("FIMC") acts as the investment adviser for the Federated Capital Appreciation Fund. For its services, FIMC receives an annual fee equal to 0.75% of the Fund's average daily net assets.

An adjustment to the combining investment advisory fee reflects investment advisory fees charged at 0.75% of the pro forma combined fund's average daily assets.

Administrative personnel and services will be provided to the combined entity by Federated Services Company for a fee based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by Federated Investors, Inc., subject to a minimum fee of $125,000 plus $30,000 for each additional class of shares per annum.

Custodian, transfer and dividend disbursing agent, and portfolio accountant fees are calculated based on existing fund contracts that stipulate base fees and other factors such as the fund's asset size, number of accounts, and number and types of transactions.

The director's fees of the pro forma adjusted entity have been adjusted to reflect estimated fees incurred by the Federated Capital Appreciation Fund's board of directors.

The pro forma shareholder services fee has been adjusted to reflect the combination of the IAI Regional Fund's net assets into Federated Capital Appreciation Fund's Class A Shares.

Pro forma legal, share registration, insurance, and miscellaneous fees have been adjusted to reflect the estimated charges of the combined entity.

                                IAI Regional Fund
                       Federated Capital Appreciation Fund
                        Pro Forma Combining Statements of
                             Assets and Liabilities
                           March 31, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                              Federated
                                                 IAI           Capital
                                               Regional     Appreciation    Pro Forma        Pro Forma
                                                 Fund           Fund       Adjustment (3)     Combined
                                             ------------   ------------   -------------   ------------
ASSETS:
Investments in securities, at value          $184,644,067   $636,691,686     $           -   $821,335,753
Cash                                                    -            677                 -            677
Income receivable                                  57,190        471,356                 -        528,546
Receivable for shares sold                      6,091,260      4,776,154                 -     10,867,414
Receivable for Investments sold                         -      3,068,301                 -      3,068,301
Prepaid assets                                     65,773              -                 -         65,773
                                             ------------   ------------     -------------   ------------
   Total assets                               190,858,290    645,008,174                 -    835,866,464
                                             ------------   ------------     -------------   ------------
LIABILITIES:
Payable for investments purchased                  66,334     13,298,134                 -     13,364,468
Payable for shares redeemed                        11,663        263,441                 -        275,104
Bank overdraft                                    409,637                                         408,637
Income distribution payable                             -        197,004                          197,004
Accrued expenses                                  202,405        353,385                 -        555,790
                                             ------------   ------------     -------------   ------------
  Total liabilities                               690,039     14,111,964                 -     14,802,003
                                             ------------   ------------     -------------   ------------
NET ASSETS                                   $190,168,251   $630,896,210     $               $821,064,461
                                             ------------   ------------     -------------   ------------
NET ASSETS CONSISTS OF:
Paid in capital                              $135,389,682   $394,826,770     $                530,216,452
Net unrealized appreciation
  (depreciation) of investments                29,921,574    202,614,761                 -    232,536,335
Accumulated net realized gain (loss)
  on investments                               24,791,569     34,717,556                 -     59,509,125
Accumulated undistributed net investment
  income/ (Distributions in excess of net
  investment income)                               65,426    (1,262,877)                 -    (1,197,451)
                                             ------------   ------------     -------------   ------------
  Total Net Assets                           $190,168,251   $630,896,210     $               $821,064,461
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PROCEEDS PER SHARE
Net Asset Value and Redemption Proceeds
  Per Share                                  $      20.87   $      31.02(1)                  $      31.02
                                             ------------   ------------     -------------   ------------
Offering Price Per Share                     $      20.87   $      32.83(2)                  $      32.83
                                             ------------   ------------     -------------   ------------
SHARES OUTSTANDING (ALL CLASSES)                9,113,962     20,430,834       (2,983,457)     26,561,339
                                             ------------   ------------     -------------   ------------
COST OF INVESTMENTS                          $154,722,493   $434,076,925                     $588,799,418
                                             ------------   ------------     -------------   ------------
1  Class A shares
2  Computation of offering price per share 100/94.5 of net asset value
3  See Notes to Pro Forma Financial Statements for discussion of pro forma adjustments.

                                                                                         IAI Regional Fund
                                                                                Federated Capital Appreciation Fund

                                                                           Pro Forma Combining Statements of Operations
                                                                               Year Ended March 31, 2000 (unaudited)
                                                            ------------------------------------------------------------------
                                                                                  Federated
                                                                     IAI          Capital
                                                                  Regional      Appreciation      Pro Forma       Pro Forma
                                                                    Fund            Fund          Adjustment       Combined
                                                              -------------    -------------    -------------   -------------
INVESTMENT INCOME:
Dividends                                                     $   1,342,737    $   4,421,230    $           -   $   5,763,967
Interest                                                          1,394,159        1,208,404                -       2,602,563
                                                              -------------    -------------    -------------   -------------
     Total investment income                                      2,736,896        5,629,634                        8,366,530
EXPENSES:
Investment advisory fee                                           2,736,606        2,975,424      (1,067,940)       4,644,090
Administrative personnel and services fee                                 -          293,265          167,300         460,565
Custodian fees                                                            -           28,093           16,000          44,093
Transfer and dividend disbursing agent fees                               -          384,644          175,000         559,644
Directors' fees                                                      89,804            4,908         (89,304)           5,408
Auditing fees                                                             -           19,983                -          19,983
Legal fees                                                                -            5,118                -           5,118
Portfolio accounting fees                                                 -          127,417           71,500         198,917
Shareholder services fees                                                 -          991,809          556,220       1,548,029
Share registration costs                                                  -          102,711           57,000         159,711
Printing and postage                                                      -          105,643           59,000         164,643
Interest expense                                                      7,039                -          (7,039)
Distribution services fee                                                 -          945,320                -         945,320
Miscellaneous                                                             -           19,403           15,000          34,403
                                                              -------------    -------------    -------------   -------------
  Total expenses                                                  2,833,449        6,003,738         (47,263)       8,789,924
Less fees waived/reimbursed by adviser                             (89,804)                -           89,804               -
                                                              -------------    -------------    -------------   -------------
  NET EXPENSES                                                    2,743,645        6,003,738           42,541       8,789,924
                                                              -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME/(NET OPERATING LOSS)                  $     (6,749)    $   (374,104)    $    (42,541)   $   (423,394)
                                                              -------------    -------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                          46,275,035       45,176,469                -      91,451,504
Net change in unrealized appreciation (depreciation)
  on investments                                               (23,558,321)      115,858,150                -      92,299,829
   Net realized and unrealized gain (loss) on investments        22,716,714      161,034,619                -     183,751,333
     Change in net assets resulting from operations           $  22,709,965    $ 160,660,515    $    (42,541)   $ 183,327,939
                                                              =============    =============    =============   =============

(See Legend to Pro Forma Adjustments on the following page)

(See Notes to Pro Forma Financial Statements)

_______________________________________________________

IAI Regional Fund
Federated Capital Appreciation Fund

Pro Forma Combining Schedule of Investments
As of March 31, 2000




        Principal Amount Shares
                                                                                            Value

                 Federated                                                                                Federated
  IAI             Capital          Pro Forma                                                 IAI           Capital       Pro Forma
Regional        Appreciation       Combined                                                Regional      Appreciation     Combined


Common Stocks--87.8%

                                                      Basic Materials--5.0%
  181,000                             181,000      AptarGroup                             4,830,437                       4,830,437
   95,000                              95,000      Bemis Company                          3,503,125                       3,503,125
                  126,500             126,500      Bowater, Inc.                                          6,751,938       6,751,938
                  182,500             182,500      Martin Marietta Materials                              8,668,750       8,668,750
                  350,000             350,000      Millennium Chemicals, Inc.                             7,000,000       7,000,000
                   55,000              55,000      Phelps Dodge Corp.                                     2,612,500       2,612,500
                   93,000              93,000      Plum Creek Timber Co., Inc.                            2,290,125       2,290,125
                  156,500             156,500      (1) Smurfit-Stone Container Corp.                      2,650,719       2,650,719
                   45,000              45,000      Southdown, Inc.                                        2,655,000       2,655,000
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                               8,333,562      32,629,032      40,962,594
                                                  ---------------------------------                                   ==============

                                                       Capital Goods--7.2%

                   90,500              90,500      Danaher Corp.                                          4,615,500       4,615,500
   50,000                              50,000      Emerson Electric                       2,643,750                       2,643,750
                   64,000              64,000      General Electric Co.                                   9,932,000       9,932,000
                  128,500             128,500      Honeywell International, Inc.                          6,770,344       6,770,344
                   49,000              49,000      Koninklijke (Royal) Philips
                                                     Electronics NV, ADR                                  8,394,313       8,394,313
   65,000                              65,000      Minnesota Mining and Manufacturing     5,756,562                       5,756,562
  153,500                             153,500      Pentair                                5,689,094                       5,689,094
                  163,000             163,000      Tyco International Ltd.                                8,129,625       8,129,625
   75,000                              75,000      TRW                                    4,387,500                       4,387,500
   61,300                              61,300      (1) Zebra Technologies Class A         3,065,000                       3,065,000
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              21,541,906      37,841,782      59,383,688
                                                  ---------------------------------                                   ==============

                                                       Communication Services--5.8%

   85,000                              85,000      AT&T                                   4,781,250                       4,781,250
                  118,200             118,200      (1) AT&T Canada, Inc.                                  7,210,200       7,210,200
                  244,928             244,928      BroadWing, Inc.                                        9,108,256       9,108,256
                   71,000              71,000      GTE Corp.                                              5,041,000       5,041,000
                   86,560              86,560      (1) MCI Worldcom, Inc.                                 3,922,250       3,922,250
                   40,000              40,000      (1) MGC Communications, Inc.                           2,860,000       2,860,000
  120,000                             120,000      RR Donnelly                            2,512,500                       2,512,500
   52,000          42,000              94,000      Telephone and Data System, Inc.        5,772,000       4,662,000      10,434,000
                   41,700              41,700      (1) Viatel, Inc.                                       2,092,819       2,092,819
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              13,065,750      34,896,525      47,962,275
                                                  ---------------------------------                                   ==============

                                                       Consumer Cyclicals--6.8%

                  168,500             168,500      (1) BJ's Wholesale Club, Inc.                          6,508,313       6,508,313
                   60,000              60,000      Block (H&R), Inc.                                      2,685,000       2,685,000
                  114,000             114,000      (1) Crown Castle International Corp.                   4,317,750       4,317,750
                   12,200              12,200      (1) DoubleClick, Inc.                                  1,142,225       1,142,225
                  118,000             118,000      Ford Motor Co.                                         5,420,625       5,420,625
                   72,000              72,000      General Motors Corp.                                   5,962,500       5,962,500
                   67,500              67,500      Home Depot, Inc.                                       4,353,750       4,353,750
                   35,600              35,600      (1) Internet Capital Group, Inc.                       3,215,125       3,215,125
                  118,500             118,500      Knight-Ridder, Inc.                                    6,036,094       6,036,094
                   91,000              91,000      Limited, Inc.                                          3,833,375       3,833,375
                   95,000              95,000      True North Communications, Inc.                        3,734,688       3,734,688
   58,500                              58,500      Target                                 4,372,875                       4,372,875
  150,000                             150,000      Walgren                                3,862,500                       3,862,500
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                               8,235,375      47,209,445      55,444,820
                                                  ---------------------------------                                   ==============



                                                       Consumer Staples--8.1%
                   98,178              98,178      (1) AT&T Corp. - Liberty Media
                                                     Group, Inc., Class A                                 5,817,047       5,817,047
                   77,000              77,000      CBS Corp.                                              4,360,125       4,360,125
                  125,400             125,400      (1) Charter Communications, Inc.                       1,796,747       1,796,747
  155,000                             155,000      (1) De Vry                             4,727,500                       4,727,500
                  259,800             259,800      Fort James Corp.                                       5,715,600       5,715,600
                  155,000             155,000      (1) Heidrick & Struggles
                                                     International, Inc.                                  6,219,375       6,219,375
  155,000                             155,000      McDonald's                             5,822,187                       5,822,187
                  135,900             135,900      News Corp. Ltd., ADR                                   6,489,225       6,489,225
                   91,000              91,000      PepsiCo, Inc.                                          3,145,188       3,145,188
                  133,500             133,500      (1) Safeway, Inc.                                      6,040,875       6,040,875
   65,400                              65,400      Time Warner                            6,540,000                       6,540,000
                   57,800              57,800      (1) UnitedGlobalCom, Inc.,
                                                     Class A                                              4,338,613       4,338,613
                  148,000             148,000      (1) Westwood One, Inc.                                 5,365,000       5,365,000
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              17,089,687      49,287,795      66,377,482
                                                  ---------------------------------                                   ==============

                                                       Energy--5.0%

                   58,738              58,738      BP Amoco PLC, ADR                                      3,116,785       3,116,785
                   69,000              69,000      (1) Cooper Cameron Corp.                               4,614,375       4,614,375
   68,000                              68,000      Diamond Offshore Drilling              2,715,750                       2,715,750
   61,000          76,000             137,000      Exxon Mobil Corp.                      4,746,562       5,913,750      10,660,312
                  142,500             142,500      Halliburton Co.                                        5,842,500       5,842,500
                  363,000             363,000      (1) R&B Falcon Corp.                                   7,146,563       7,146,563
                  223,500             223,500      Tosco Corp.                                            6,802,781       6,802,781
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                               7,462,312      33,436,754      40,899,066
                                                  ---------------------------------                                   ==============

                                                       Financials--9.3%

                  226,000             226,000      Ace, Ltd.                                              5,169,750       5,169,750
                  155,500             155,500      Alliance Capital Management
                                                     Holding LP                                           6,443,531       6,443,531
                  166,000             166,000      Allstate Corp.                                         3,952,875       3,952,875

                  112,700             112,700      Capital One Financial Corp.                            5,402,556       5,402,556
                   91,000              91,000      Chase Manhattan Corp.                                  7,934,063       7,934,063
                   89,398              89,398      Citigroup, Inc.                                        5,302,419       5,302,419
                   40,000              40,000      Federal Home Loan Mortgage Corp.                       1,767,500       1,767,500
                   65,000              65,000      Fifth Third Bancorp                                    4,095,000       4,095,000
  105,000                             105,000      Household International                3,917,813                       3,917,813
                   99,000              99,000      Lehman Brothers Holdings, Inc.                         9,603,000       9,603,000
  100,000                             100,000      MGIC Investment                        4,362,500                       4,362,500
                   94,580              94,580      Morgan Stanley, Dean Witter & Co.                      7,714,181       7,714,181
                   80,500              80,500      Nationwide Financial Services,
                                                     Inc., Class A                                        2,354,625       2,354,625
                  360,000             360,000      Sovereign Bancorp, Inc.                                2,722,500       2,722,500
                  146,500             146,500      Wells Fargo Co.                                        5,997,344       5,997,344
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                               8,280,313      68,459,344      76,739,657
                                                  ---------------------------------                                   ==============

                                                       Health Care--9.3%

  100,000         106,500             206,500      Abbott Laboratories                    3,518,750       3,747,469       7,266,219
   51,900                              51,900      Allergan                               2,595,000                       2,595,000
                  136,900             136,900      American Home Products Corp.                           7,341,263       7,341,263
                   80,000              80,000      (1) Amgen, Inc.                                        4,910,000       4,910,000
   77,000          74,000             151,000      Baxter International, Inc.             4,826,938       4,638,875       9,465,813
                   86,000              86,000      Bristol-Myers Squibb Co.                               4,966,500       4,966,500
  790,400                             790,400      (1) Diametrics Medical                 8,892,000                       8,892,000
    7,312                               7,312      (1) GalaGen                               18,967                          18,967
                   28,000              28,000      Genentech, Inc.                                        4,256,000       4,256,000
  125,000                             125,000      Medtronic                              6,429,687                       6,429,687
                   61,000              61,000      Merck & Co., Inc.                                      3,789,625       3,789,625
  167,500                             167,500      (1) Sybron International               4,857,500                       4,857,500
                  160,600             160,600      Teva Pharmaceutical
                                                     Industries Ltd., ADR                                 5,992,388       5,992,388
                   53,364              53,364      Warner-Lambert Co.                                     5,202,990       5,202,990
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              31,138,842      44,845,110      75,983,952
                                                  ---------------------------------                                   ==============

                                                       Technology--26.8%

                   58,900              58,900      (1) ACTV, Inc.                                         2,065,181       2,065,181
                   85,000              85,000      (1) Adaptec, Inc.                                      3,283,125       3,283,125
  156,000                             156,000      (1) ADC Telecommunications             8,404,500                       8,404,500
                   33,000              33,000      (1) Agilent Technologies, Inc.                         3,432,000       3,432,000
                   68,000              68,000      (1) Amdocs Ltd.                                        5,010,750       5,010,750
   40,000         111,500             151,500      (1) America Online, Inc.               2,690,000       7,498,375      10,188,375
                   39,500              39,500      (1) Apple Computer, Inc.                               5,364,594       5,364,594
                   92,000              92,000      (1) Cisco Systems, Inc.                                7,112,750       7,112,750
                   81,500              81,500      (1) Citrix Systems, Inc.                               5,399,375       5,399,375
                  203,000             203,000      (1) Compuware Corp.                                    4,275,688       4,275,688
                   63,000              63,000      (1) Conexant Systems, Inc.                             4,473,000       4,473,000
   35,000                              35,000      Corning                                6,790,000                       6,790,000
   91,000          20,000             111,000      (1) DST Systems, Inc.                  5,909,313       1,298,750       7,208,063
   25,000                              25,000      (1)Diamond Technology Partners         1,643,750                       1,643,750
                   62,900              62,900      (1) EMC Corp. Mass                                     7,862,500       7,862,500
                  117,300             117,300      (1) Electronics for Imaging, Inc.                      7,038,000       7,038,000
                   56,000              56,000      (1) Exodus Communications, Inc.                        7,868,000       7,868,000
                   45,000              45,000      (1) Extreme Networks, Inc.                             3,555,000       3,555,000
                   51,500              51,500      (1) F5 Networks, Inc.                                  3,489,125       3,489,125
  120,000                             120,000      Harris                                 4,147,500                       4,147,500
                  163,100             163,100      (1) IGATE Capital Corp.                                7,359,888       7,359,888
                   14,700              14,700      (1) Infineon Technologies AG                             803,035         803,035
                   44,000              44,000      (1) Inktomi Corp.                                      8,580,000       8,580,000
  110,000                             110,000      (1)IntraNet Solutions                  5,060,000                       5,060,000
                   23,900              23,900      (1) Keynote Systems, Inc.                              2,443,775       2,443,775
                   58,000              58,000      (1) Lexmark Intl. Group, Class A                       6,133,500       6,133,500
   22,000                              22,000      (1) Metromedia Fiber Network Class A   2,128,500                       2,128,500
                   30,500              30,500      (1) Microsoft Corp.                                    3,240,625       3,240,625
   43,500                              43,500      (1) Motorola                           6,193,312                       6,193,312
                   37,000              37,000      Nokia Oyj, Class A, ADR                                8,038,250       8,038,250
                   48,000              48,000      Nortel Networks Corp.                                  6,048,000       6,048,000
                  111,000             111,000      (1) Oracle Corp.                                       8,664,938       8,664,938
   20,000                              20,000      (1) QUALCOMM                           2,986,250                       2,986,250
                   82,100              82,100      (1) RF Micro Devices, Inc.                            11,032,188      11,032,188
   21,000                              21,000      (1) S1                                 1,799,437                       1,799,437
                   52,000              52,000      (1) SDL, Inc.                                         11,069,500      11,069,500
                   60,500              60,500      (1) Sun Microsystems, Inc.                             5,669,039       5,669,039
   35,000                              35,000      (1) Tellabs                            2,204,453                       2,204,453
                  122,000             122,000      (1) Vitesse Semiconductor Corp.                       11,742,500      11,742,500
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              49,957,015     169,851,451     219,808,466
                                                  ---------------------------------                                   ==============




                                                       Transportation--1.2%

   95,000                              95,000      C.H. Robinson Worldwide                3,538,750                       3,538,750
                  114,000             114,000      (1) FedEx Corp.                                        4,446,000       4,446,000

                   60,000              60,000      (1) Iron Mountain, Inc.                                2,043,750       2,043,750
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                               3,538,750       6,489,750      10,028,500
                                                  ---------------------------------                                   ==============

                                                       Utilities--3.3%
                  221,000              221,000     Entergy Corp.                                          4,461,438       4,461,438
                  141,700              141,700     Equitable Resources, Inc.                              6,349,931       6,349,931
                  102,000              102,000     Montana Power Co.                                      6,528,000       6,528,000
                  146,398              146,398     SCANA Corp.                                            3,595,901       3,595,901
                  146,600              146,600     Williams Cos., Inc. (The)                              6,441,238       6,441,238
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                   0          27,376,508      27,376,508
                                                  ---------------------------------                                   ==============

                                                   Total Common Stocks                  168,643,512     552,323,496     720,967,008
                                                  ---------------------------------                                   ==============

Corporate Bonds--2.9%
                                                       Capital Goods--0.4%

                2,000,000            2,000,000     Sanmina Corp., Conv. Bond,
                                                     4.25%, 5/1/2004                                      3,202,160       3,202,160
                                                  ---------------------------------                                   ==============

                                                       Communication Services--1.5%

                6,000,000            6,000,000     Level 3 Communications, Inc.,
                                                     Conv. Bond, 6.00%, 3/15/2010                         6,040,320       6,040,320
                5,400,000            5,400,000     NEXTEL Communications, Inc.,
                                                     Conv. Bond, 5.25%, 1/15/2010                         6,453,702       6,453,702
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                   0          12,494,022      12,494,022
                                                  ---------------------------------                                   ==============

                                                       Consumer Cyclicals--0.4%

                1,060,000            1,060,000     Omnicom Group, Inc.,
                                                     Conv. Bond, 2.25%, 1/6/2013                          2,039,323       2,039,323
                  840,000              840,000     Omnicom Group, Inc.,
                                                     Sub. Deb., 2.25%, 1/6/2013                           1,616,068       1,616,068
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                   0           3,655,391       3,655,391
                                                  ---------------------------------                                   ==============


                                                       Technology--0.6%

                1,640,000            1,640,000     ASM Lithography Holding NV,
                                                     Conv. Bond, 4.25%, 11/30/2004                        1,973,182       1,973,182
                3,600,000            3,600,000     Conexant Systems, Inc.,
                                                     Conv. Bond, 4.00%, 2/1/2007                          3,265,272       3,265,272
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                   0           5,238,454       5,238,454
                                                  ---------------------------------                                   ==============

                                                   Total Corporate Bonds                                 24,590,027      24,590,027
                                                  ---------------------------------                                   ==============

Preferred Stocks--3.1%
                                                       Basic Materials--0.3%

                   45,000               45,000     Monsanto Co., Conv. Pfd., $2.60                        2,058,750       2,058,750
                                                  ---------------------------------                                   ==============

                                                   Communication Services--0.9%

                   60,000               60,000     Cox Communications, Inc.,
                                                     PRIZES, $1.71                                        7,260,000       7,260,000
                                                  ---------------------------------                                   ==============

                                                       Consumer Staples--0.9%

                   40,000               40,000     Cox Communications, Inc.,
                                                     PRIDES, $.88                                         2,540,000       2,540,000
                   37,800               37,800     Ralston Purina Co., SAILS, $1.08                       1,103,288       1,103,288
                   71,500               71,500     XM Satellite Radio Holdings,
                                                     Inc., Conv. Pfd., $4.13                              3,950,375       3,950,375
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                               7,593,663       7,593,663
                                                  ---------------------------------                                   ==============

                                                       Technology--0.5%

                   78,200               78,200     Verio, Inc., Conv. Pfd., $.84                          4,398,750       4,398,750
                                                  ---------------------------------                                   ==============

                                                       Utilities--0.5%

                   92,000               92,000     K N Energy, Inc., Conv. Pfd., $3.55                    4,347,000       4,347,000
                                                  ---------------------------------                                   ==============

                                                   Total Preferred Stocks                                25,658,163      25,658,163
                                                  ---------------------------------                                  ==============

Repurchase Agreements--4.2%

               34,120,000           34,120,000     ABN AMRO, Inc., 6.18%,
                                                     dated 3/31/2000, due 4/3/2000                       34,120,000      34,120,000
                                                  ---------------------------------                                  ==============


          RESTRICTED SECURITIES - 0.0% (3)
--------------------------------------------------

Common Stocks - 0.0%

    1,600                                1,600     (1) Anglo Chinese Investment
                                                         Company, foreign                   303,120                         303,120
   42,272                               42,272     (1) Westgate Acquisition                    0                               0
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                 303,120                         303,120
                                                  ---------------------------------                                   ==============

Non-Convertible Preferred Stock - 0.0%

   86,198                               86,198     (1) Westgate Acquisitions
                                                     Series A                                  0                               0
                                                  ---------------------------------                                   ==============


Limited Partnerships - 0.0%
(percentage ownership)
     3.56%                                3.56%    (1) Alta Berkeley III, foreign           323,050                         323,050
     3.08%                                3.08%    (1) South Street Corporate
                                                     Recovery Fund I                           0                               0
     3.85%                                3.85%    (1) South Street Leveraged
                                                     Corporate Recovery Fund I                 0                               0
     6.20%                                6.20%    (1) Vanguard Associates III               63,169                          63,169
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                 386,219                         386,219
                                                  ---------------------------------                                   ==============


Convertible Debentures - 0.0%

  258,332                              258,332     (1) Air Communications Series B,
                                                     10.00%, 02/28/97                          0                               0

                                                             Exercise    Exercise
                                                               Price       Date
Warrants - 0.0%                                   ---------------------------------

                                                   Gala Gen    $11.08    07/09/00                                              0

                                                   GalaGen     $11.08    01/29/01                                              0
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                                                                    0
                                                  ---------------------------------                                   ==============

                                                   Total Restricted Securities              689,339                         689,339
                                                  ---------------------------------                                   ==============

           SHORT-TERM SECURITIES - 1.8%
--------------------------------------------------

                                                                                            Market
                                                        Rate         Maturity             Value (a)
Commercial Paper - 1.7%                           ---------------------------------   ----------------

                                                   BP Amoco Capital (Financial)
4,300,000                            4,300,000          6.23%        04/03/00             4,298,512                       4,298,512
                                                   Bell Atlantic Network Funding
                                                     (Financial)
3,000,000                            3,000,000          6.00%        04/10/00             2,995,500                       2,995,500
                                                   (2) Warner Lambert (Health
                                                     Technology)
3,000,000                            3,000,000          5.98%        04/04/00             2,998,505                       2,998,505
                                                   Wisconsin Electric Fuel (Utilities)
1,048,000                            1,048,000          6.00%        04/14/00             1,045,729                       1,045,729
                                                   Xerox (Producer Manufacturing)
3,000,000                            3,000,000          6.20%        04/06/00             2,997,492                       2,997,492
                                                  ---------------------------------    ---------------------------------------------
                                                      Total                              14,335,738                      14,335,738
                                                  ---------------------------------                                   ==============

Investment Company - 0.1%

  975,478                              975,478     Firstar Institutional Money
                                                     Market Fund 5.69%                      975,478                         975,478
                                                                                                                      ==============

                                                   TOTAL SHORT-TERM SECURITIES                                           15,311,216
                                                  ---------------------------------                                   ==============

------------------------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN SECURITIES
                                                                                       $184,644,067    $636,691,686    $821,335,753
------------------------------------------------------------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A 4(a) of the
     Securities Act of 1933.
     These issues may only be sold to other qualified institutional buyers and are considered liquid under guidelines established by the Board of Directors.
(3)  Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public.

Part C

            Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                      FEDERATED AMERICAN LEADERS FUND, INC.

                                     Part C
                                Other Information

Item 15.    Indemnification; (1)
--------    ---------------

Item 16.    Exhibits

(1)   (a)   Conformed copy of Articles of Incorporation of the Registrant as restated; (2)
      (a)   Conformed copy of the Registrant's Articles Supplementary; (2)
(2)   Copy of By-Laws of the Registrant as amended; (2)
      (a)   Copy of Amendment No. 12 to By-Laws of the Registrant; (3)
      (b)   Copy of Amendment No. 13 to By-Laws of the Registrant; (3)
      (c)   Copy of Amendment No. 14 to By-Laws of the Registrant; (3)
(3)   Voting Trust Agreements - none.
(4) A copy of the Agreement and Plan or Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. (filed herewith)
(5)   Copy  of  Specimen   Certificate  for  Shares  of  Capital  Stock  of  the
      Registrant; (4)
(6)   (a)   Conformed copy of Investment  Advisory  Contract of the  Registrant;
            (2)
(7)   (a)   Conformed copy of Distributor's Contract of the Registrant; (5)
      (b)   Conformed  copy of Exhibit D to the  Distributor's  Contract  of the
            Registrant;  (2) (c)  Conformed  copy of the  Specimen  Mutual Funds
            Sales and Service  Agreement;  Mutual Funds Service  Agreement;  and
            Plan Trustee/Mutual Funds Service Agreement; (6)

(8)   Bonus, Profit-Sharing or Pension Plans - none.
(9)   (a)   Conformed Copy of the Custodian Agreement of the Registrant; (2)
      (b)   Conformed copy of Custodian Fee Schedule; (7)
      (c)   Conformed  copy  of  Amended  and  Restated   Shareholder   Services
            Agreement; (7)
      (d)   Conformed copy of Amended and Restated Agreement for Fund Accounting
            Services,  Administrative  Services,  Transfer  Agency  Services and
            Custody Services Procurement; (3)
      (e)   The  Registrant  hereby  incorporates  the  conformed  copy  of  the
            Shareholder  Services  Sub-Contract  between  Fidelity and Federated
            Shareholder  Services from Item  24(b)(9)(iii) of the Federated GNMA
            Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)

(10)  Conformed Copy of Rule 12b-1 Distribution Plan of the Registrant; (5)
      (a) Conformed copy of Exhibit A to the Rule 12b-1 Distribution Plan for the Registrant; (2)
      (b) Conformed copy of Exhibit B to the Rule 12b-1 Distribution Plan for the Registrant; (2)
(11) Conformed copy of the Opinion and Consent of counsel regarding legality of shares being registered (filed herewith)
(12) Conformed copy of the Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters (to be filed by Amendment)
(13)  None.
(14) Conformed copies of Consents of Independent Public Accountants (filed herewith)
(15)  Financial Statements omitted from Part B - none.
(16)  Conformed copy of Powers of Attorney; (8)
      (a) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (8)
      (b)   Conformed  copy of Power of Attorney of Director of the  Registrant;
            (9)
      (c)   Conformed  copy of Power of Attorney of Director of the  Registrant;
            (9)
      (d)   Conformed  copy of Power of Attorney of Director of the  Registrant;
            (9)
(17)  Form of Proxy; (filed herewith)

------------------------------------------------------------------------------

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed July 26, 1989. (File Nos. 2-29786 and 811-1704);

(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704);

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed March 30, 1999. (File Nos. 2-29786 and 811-1704);

(4) Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed August 5, 1968. (File Nos. 2-29786 and 811-1704);

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704);

(6) Response is incorporated by reference to Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the SEC on July 24, 1995. (File No. 33-38550 and 811-6269);

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 64 on Form N-1A filed May 28, 1998. (File Nos. 2- 29786 and 811-1704);

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 67 on Form N-1A filed May 25, 2000. (File Nos. 2- 29786 and 811-1704);

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed May 27, 1999. (File Nos. 2- 29786 and 811-1704).

Item 17.    Undertakings
--------    ------------

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be initial bona fide offering of them.

(3) Registrant hereby undertakes to file a post-effective amendment to this registration statement on Form N-14, containing an opinion of counsel supporting the tax consequences of the reorganization described herein within a reasonable time after receipt of such opinion, and, in any event, prior to the consummation of the reorganization.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,  the
Registrant,   FEDERATED  AMERICAN  LEADERS  FUND,  INC.,  has  duly  caused  its
Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of June, 2000.

                      FEDERATED AMERICAN LEADERS FUND, INC.

                             BY: /s/ Amanda J. Reed
                                -------------------
                                Amanda J. Reed, Assistant Secretary
                                Attorney in Fact for John F. Donahue
                                June 19, 2000


Pursuant to the requirements to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

         NAME                       TITLE                          DATE

By:      /s/ Amanda J. Reed         Attorney In Fact For the       June 19, 2000
        -------------------         Persons Listed Below
         Amanda J. Reed
         Assistant Secretary

       NAME                         TITLE

John F. Donahue*                    President and Director
                                    (Chief Executive Officer)

J. Thomas Madden*                   Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

J. Christopher Donahue*             Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr.*                Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney